UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274
MassMutual Select Funds
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/06
Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Automotive & Parts
General Motors Corp.	5,000	$ 79,500
General Motors Corp., Series B	6,100	99,064
TOTAL PREFERRED STOCK (Cost $179,580)		178,564
TOTAL EQUITIES (Cost $179,580)		178,564

		Principal
		Amount	Market Value
BONDS & NOTES — 96.2%
CORPORATE DEBT — 17.8%
Automotive & Parts — 0.4%
DaimlerChrysler North America Holding Corp. 5.875%	03/15/2011	$ 290,000	$ 288,699
DaimlerChrysler North America Holding Corp. 7.200%	09/01/2009	65,000	67,871
Ford Motor Co. 6.625%	10/01/2028	40,000	26,800
Ford Motor Co.(a) 7.450%	07/16/2031	190,000	141,075
General Motors Corp.(a) 8.250%	07/15/2023	80,000	57,600
General Motors Corp.(a) 8.375%	07/15/2033	280,000	205,100
General Motors Corp., EUR(b) 8.375%	07/05/2033	40,000	34,827
			821,972
Banking, Savings & Loans — 2.6%
Bank of America Corp. 3.875%	01/15/2008	645,000	630,062
Bank of America Corp. 4.500%	08/01/2010	130,000	125,644
Bank One Corp. 2.625%	06/30/2008	205,000	193,611
Credit Suisse First Boston USA, Inc. 4.875%	08/15/2010	50,000	48,818
JP Morgan Chase & Co. 5.125%	09/15/2014	1,070,000	1,028,483

1

Key Bank National Association MTN 5.800%	07/01/2014	$ 190,000	$ 191,248
Rabobank Capital Fund II(c) 5.260%	12/31/2049	10,000	9,612
Rabobank Capital Funding Trust(c) 5.254%	12/31/2049	95,000	89,786
Resona Preferred Global Securities(c) 7.191%	12/31/2049	230,000	239,983
Shinsei Finance Cayman Ltd.(c) 6.418%	07/20/2049	300,000	295,277
Wachovia Capital Trust III 5.800%	03/15/2042	230,000	225,970
Wachovia Corp. 5.250%	08/01/2014	990,000	960,719
Wells Fargo & Co. 4.200%	01/15/2010	765,000	734,190
			4,773,403
Broadcasting, Publishing & Printing — 1.1%
Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	47,608
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,819
Clear Channel Communications, Inc. 5.500%	09/15/2014	635,000	586,741
Comcast Corp. 6.500%	01/15/2015	835,000	855,519
Cox Communications, Inc. 3.875%	10/01/2008	75,000	71,831
News America, Inc. 6.200%	12/15/2034	170,000	159,207
Time Warner Entertainment Co., LP 8.375%	07/15/2033	210,000	241,713
			1,972,438
Commercial Services — 0.2%
Waste Management, Inc. 6.375%	11/15/2012	200,000	207,710
Waste Management, Inc. 6.500%	11/15/2008	90,000	92,308
			300,018
Communications — 0.1%
SBC Communications, Inc. 5.100%	09/15/2014	230,000	218,302
Computers & Office Equipment — 0.2%
Electronic Data Systems Corp. 7.125%	10/15/2009	380,000	399,177

2

Electric Utilities — 1.7%
AES Corp. 7.750%	03/01/2014	$ 340,000	$ 357,000
AES Corp. 8.875%	02/15/2011	10,000	10,775
Dominion Resources, Inc. 4.750%	12/15/2010	30,000	28,819
Dominion Resources, Inc.(a) 5.700%	09/17/2012	370,000	366,610
Duke Energy Corp. 5.625%	11/30/2012	425,000	425,501
Duke Energy Corp. 6.250%	01/15/2012	50,000	51,526
Exelon Corp. 5.625%	06/15/2035	430,000	390,251
FirstEnergy Corp., Series B 6.450%	11/15/2011	230,000	237,989
FirstEnergy Corp., Series C 7.375%	11/15/2031	735,000	816,418
Oncor Electric Delivery Co. 6.375%	01/15/2015	45,000	46,437
Pacific Gas & Electric Co. 6.050%	03/01/2034	260,000	254,431
TXU Corp., Series R 6.550%	11/15/2034	215,000	194,026
			3,179,783
Energy — 2.3%
Amerada Hess Corp. 7.300%	08/15/2031	745,000	829,486
Conoco, Inc.(a) 6.950%	04/15/2029	560,000	633,524
Devon Energy Corp. 7.950%	04/15/2032	435,000	532,710
El Paso Corp. 7.750%	01/15/2032	380,000	382,850
El Paso Corp. 7.800%	08/01/2031	52,000	52,260
Kerr - McGee Corp. 7.875%	09/15/2031	680,000	776,731
Pemex Project Funding Master Trust(c) 6.625%	06/15/2035	190,000	183,540
Williams Cos., Inc. 7.750%	06/15/2031	210,000	222,600
Williams Cos., Inc. Series A 7.500%	01/15/2031	315,000	326,812

3

XTO Energy, Inc. 6.250%	04/15/2013	$ 245,000	$ 253,430
XTO Energy, Inc. 7.500%	04/15/2012	40,000	43,670
			4,237,613
Entertainment & Leisure — 0.4%
Liberty Media Corp. 7.875%	07/15/2009	750,000	789,201
Financial Services — 5.8%
Anadarko Finance Co. 6.750%	05/01/2011	165,000	173,857
Anadarko Finance Co., Series B 7.500%	05/01/2031	180,000	209,309
Apache Finance Canada Corp. 4.375%	05/15/2015	385,000	354,265
Banque Paribas - New York 6.875%	03/01/2009	110,000	114,194
ChevronTexaco Capital Co. 3.500%	09/17/2007	150,000	146,550
Citigroup, Inc. 4.125%	02/22/2010	5,000	4,784
Citigroup, Inc. 5.125%	02/14/2011	860,000	848,366
Deutsche Telekom International Finance BV 5.750%	03/23/2016	200,000	195,377
Ford Motor Credit Co. 4.950%	01/15/2008	110,000	102,507
Ford Motor Credit Co. 6.625%	06/16/2008	370,000	350,201
Ford Motor Credit Co. 7.250%	10/25/2011	80,000	72,898
Ford Motor Credit Co. 7.375%	10/28/2009	1,705,000	1,602,927
Ford Motor Credit Co. 7.375%	02/01/2011	130,000	119,595
General Electric Capital Corp. 4.125%	09/01/2009	340,000	327,820
General Electric Capital Corp. 4.250%	01/15/2008	230,000	226,252
General Motors Acceptance Corp. 5.125%	05/09/2008	90,000	84,701
General Motors Acceptance Corp.(a) 5.625%	05/15/2009	780,000	725,878
General Motors Acceptance Corp. 5.850%	01/14/2009	90,000	84,170
General Motors Acceptance Corp. 6.125%	02/01/2007	10,000	9,846
General Motors Acceptance Corp. 6.125%	08/28/2007	1,200,000	1,163,911

4

General Motors Acceptance Corp. 6.150%	04/05/2007	$ 60,000	$ 58,930
General Motors Acceptance Corp. 6.311%	11/30/2007	50,000	46,703
General Motors Acceptance Corp. 7.750%	01/19/2010	110,000	107,251
Goldman Sachs Group, Inc. 4.500%	06/15/2010	150,000	144,556
Goldman Sachs Group, Inc. 5.000%	01/15/2011	100,000	97,868
Household Finance Corp. 4.625%	01/15/2008	560,000	554,136
Household Finance Corp. Series MTN 4.125%	11/16/2009	300,000	287,368
Lehman Brothers Holdings, Inc. 4.000%	01/22/2008	415,000	405,823
Morgan Stanley 3.625%	04/01/2008	690,000	668,802
MUFG Capital Finance 1 Ltd. 6.346%	07/29/2049	180,000	177,127
Sprint Capital Corp. 6.000%	01/15/2007	755,000	758,582
Sprint Capital Corp. 8.375%	03/15/2012	30,000	33,897
Telecom Italia Capital SA 4.950%	09/30/2014	100,000	92,020
Telecom Italia Capital SA 5.250%	10/01/2015	150,000	139,566
Verizon Global Funding Corp. 7.375%	09/01/2012	220,000	238,278
			10,728,315
Forest Products & Paper — 0.4%
Weyerhaeuser Co. 6.750%	03/15/2012	670,000	697,481
Healthcare — 0.4%
HCA, Inc. 5.750%	03/15/2014	140,000	130,986
HCA, Inc. 6.250%	02/15/2013	155,000	150,354
HCA, Inc. 6.375%	01/15/2015	170,000	165,457
Tenet Healthcare Corp.(a) (c) 9.500%	02/01/2015	274,000	274,685
Tenet Healthcare Corp. 9.875%	07/01/2014	30,000	30,375
			751,857

5

Industrial - Diversified — 0.4%
Tyco International Group SA 6.000%	11/15/2013	$ 310,000	$ 311,408
Tyco International Group SA 6.375%	10/15/2011	115,000	118,057
Tyco International Group SA 6.875%	01/15/2029	330,000	344,559
Tyco International Group SA 7.000%	06/15/2028	10,000	10,521
			784,545
Insurance — 0.0%
ASIF Global Financing(c) 4.900%	01/17/2013	30,000	28,944
Media - Broadcasting & Publishing — 0.5%
AOL Time Warner, Inc. 6.875%	05/01/2012	375,000	393,178
AOL Time Warner, Inc. 7.700%	05/01/2032	400,000	439,885
			833,063
Oil & Gas — 0.2%
El Paso Natural Gas Co. 8.375%	06/15/2032	349,000	394,619
Photography Equipment/Supplies — 0.2%
Eastman Kodak Co. 3.625%	05/15/2008	120,000	112,005
Eastman Kodak Co. 7.250%	11/15/2013	290,000	281,712
			393,717
Retail — 0.1%
Wal-Mart Stores, Inc. 3.375%	10/01/2008	255,000	244,376
Telephone Utilities — 0.4%
BellSouth Corp. 4.750%	11/15/2012	10,000	9,471
British Telecom PLC 8.375%	12/15/2010	130,000	145,001
Koninklijke KPN NV 8.000%	10/01/2010	270,000	289,813
Koninklijke KPN NV 8.375%	10/01/2030	200,000	220,157
			664,442

6

Tobacco — 0.4%
Altria Group, Inc. 7.000%	11/04/2013	$580,000	$623,565
RJ Reynolds Tobacco Holdings, Inc. Series B 7.750%	05/15/2006	40,000	40,200
			663,765
TOTAL CORPORATE DEBT (Cost $33,743,955)			32,877,031
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.3%
Financial Services
Collateralized Mortgage Obligations
AAA Trust, Series 2005-2, Class A1(c) 4.918%	11/26/2035	103,952	103,968
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 5.108%	11/25/2045	754,398	755,076
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 5.115%	09/10/2015	280,000	270,264
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.354%	09/10/2047	840,000	817,460
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1 4.978%	09/25/2035	753,953	754,306
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 5.088%	09/25/2035	900,000	902,250
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 5.178%	09/25/2035	900,000	904,078
Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1 5.218%	12/25/2042	765,103	768,690
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 5.006%	07/20/2035	432,520	432,705
Countrywide Alternative Loan Trust, Series 2005-38, Class A3(c) 5.168%	09/25/2035	259,949	261,322
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 5.148%	10/25/2035	687,567	688,410
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 5.106%	11/20/2035	888,452	889,735

7

Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 5.088%	08/25/2035	$793,771	$793,771
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 5.018%	05/25/2036	1,191,099	1,192,217
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A 4.979%	12/15/2035	630,937	632,021
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF(c) 5.218%	09/25/2035	1,061,168	1,065,478
Credit-Based Asset Servicing and Securitization, Series 2004-CB8, Class AV1 5.078%	12/25/2035	617,738	618,800
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340%	12/15/2028	147,578	147,440
Equifirst Mortgage Loan Trust, Series 2005-1, Class A1 4.878%	04/25/2035	147,736	147,736
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 5.218%	12/25/2032	611,516	613,331
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF1, Class A2B 5.038%	12/25/2034	1,200,000	1,201,313
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 5.511%	11/10/2045	350,000	345,303
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	200,000	191,266
GSAA Trust, Series 2005-7, Class AV1 4.928%	05/25/2035	306,004	306,100
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF 5.168%	09/25/2035	717,616	720,763
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A 5.451%	02/25/2036	600,000	598,875
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 5.208%	11/25/2035	1,400,000	1,400,885
Impac Secured Assets Corp., Series 2005-2, Class A1 5.138%	03/25/2036	1,370,054	1,370,054
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 5.208%	12/25/2034	257,053	258,072
Irwin Home Equity, Series 2006-1, Class 2A1(c) 4.968%	09/25/2035	1,489,466	1,489,436

8

IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1 4.908%	03/25/2036	$1,645,911	$1,646,168
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	500,000	475,004
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 5.472%	01/12/2043	100,000	98,021
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 4.970%	12/27/2019	106,296	106,229
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	140,000	131,725
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	100,000	95,365
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2030	100,000	95,561
Lehman XS Trust, Series 2005-5N, Class 1A1 5.118%	11/25/2035	712,543	712,429
Lehman XS Trust, Series 2006-2N, Class 1A1 5.078%	02/25/2046	1,574,699	1,579,329
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F(c) 5.168%	05/25/2035	704,607	704,650
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989%	08/13/2042	240,000	229,720
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 5.919%	03/25/2036	594,210	595,291
MSDWCC Heloc Trust, Series 2005-1, Class A 5.008%	07/25/2017	47,509	47,568
Origen Manufactured Housing, Series 2005-B, Class A3 5.605%	05/15/2022	3,000,000	2,960,237
Residential Asset Securities Corp., Series 2004-KS5, Class A2B3 5.268%	06/25/2034	1,600,000	1,622,000
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class AI1 4.938%	12/25/2035	1,258,959	1,259,155
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450%	02/25/2032	248,193	223,870
Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1 4.928%	10/25/2035	515,559	515,638
Washington Mutual, Inc., Series 2005-AR11, Class A1A 5.138%	08/25/2045	1,391,968	1,391,673

9

Washington Mutual, Inc., Series 2005-AR13, Class A1A1 5.108%	10/25/2045	$752,812	$752,806
Washington Mutual, Inc., Series 2005-AR15, Class A1A1 5.078%	11/25/2045	873,321	872,750
Washington Mutual, Inc., Series 2005-AR15, Class A1A2 5.098%	11/25/2045	873,321	872,058
Washington Mutual, Inc., Series 2005-AR19, Class A1A1 5.088%	12/25/2045	1,172,897	1,174,465
Washington Mutual, Inc., Series 2005-AR19, Class A1A2 5.108%	12/25/2045	1,466,122	1,466,770
Washington Mutual, Inc., Series 2005-AR8, Class 1A1A 5.088%	07/25/2045	288,544	288,782
Washington Mutual, Inc., Series 2005-AR9, Class A1A 5.138%	07/25/2045	517,838	518,357
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,184,385)			41,076,746
SOVEREIGN DEBT OBLIGATIONS — 3.7%
Canada Government, CAD(b) 4.000%	12/01/2031	272,368	353,445
Queensland Treasury Corp., AUD(b) 6.000%	06/14/2011	750,000	546,861
Republic of Brazil 8.875%	04/15/2024	53,000	61,268
Republic of Brazil 10.125%	05/15/2027	25,000	32,413
Republic of Brazil(a) 11.000%	08/17/2040	452,000	579,916
Republic of Brazil 12.250%	03/06/2030	136,000	207,060
Republic of Colombia 8.125%	05/21/2024	20,000	22,400
Republic of Colombia 11.750%	02/25/2020	280,000	399,000
Republic of Panama 7.125%	01/29/2026	230,000	234,600
Republic of Panama 8.875%	09/30/2027	30,000	36,450
Republic of Peru 5.000%	03/07/2017	47,400	45,030

10

Republic of Peru 7.350%	07/21/2025	$160,000	$157,200
Republic of Peru 8.750%	11/21/2033	181,000	201,815
Russian Federation 5.000%	03/31/2030	1,065,000	1,168,518
Russian Federation, Reg S 5.000%	03/31/2030	580,000	636,550
United Mexican States 5.625%	01/15/2017	144,000	139,464
United Mexican States 7.500%	04/08/2033	1,692,000	1,886,580
United Mexican States 8.300%	08/15/2031	100,000	120,850
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,784,824)			6,829,420
U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.9%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 4.125%	04/18/2008	50,000	48,996
Federal Home Loan Bank 4.625%	02/18/2011	60,000	58,421
			107,417
Federal Home Loan Mortgage Corporation (FHLMC) — 2.7%
Pass-Through Securities
FHLMC 4.125%	10/18/2010	50,000	47,912
FHLMC 4.375%	11/16/2007	220,000	217,385
FHLMC 4.650%	10/10/2013	700,000	661,161
FHLMC 4.750%	01/18/2011	230,000	226,018
FHLMC 5.000%	01/01/2021 - 01/01/2036	2,083,707	1,991,404
FHLMC 5.125%	04/18/2011	170,000	169,683
FHLMC 5.250%	02/24/2011	850,000	841,339
FHLMC 5.300%	05/12/2020	570,000	540,075

11

FHLMC 5.625%	11/23/2035	$220,000	$210,373
FHLMC 6.750%	09/15/2029	50,000	59,043
			4,964,393
Federal National Mortgage Association (FNMA) — 35.1%
Pass-Through Securities
FNMA 3.310%	01/26/2007	110,000	108,410
FNMA 4.492%	03/01/2036	1,635,509	1,658,550
FNMA(a) 4.500%	10/15/2008	120,000	118,331
FNMA 4.610%	10/10/2013	510,000	480,752
FNMA 4.875%	04/15/2009	480,000	476,858
FNMA 5.000%	11/01/2020 - 03/01/2036	47,428,628	45,164,893
FNMA 5.200%	11/08/2010	440,000	436,137
FNMA 5.500%	06/01/2020 - 02/01/2036	10,064,473	9,873,575
FNMA 6.000%	10/01/2035 - 03/01/2036	6,288,037	6,287,792
FNMA 6.500%	12/01/2034	132,183	135,209
			64,740,507
Government National Mortgage Association (GNMA) — 6.0%
Pass-Through Securities
GNMA 4.500%	09/15/2035	199,754	188,042
GNMA 5.000%	08/15/2033 - 05/15/2035	5,441,365	5,279,354

12

GNMA 5.500%	02/15/2035 - 02/15/2036	$3,159,943	$3,132,906
GNMA 6.000%	04/15/2029 - 02/15/2036	2,358,209	2,387,357
			10,987,659
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $82,075,000)			80,799,976
U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds — 6.3%
U.S. Treasury Bond 4.500%	02/15/2036	1,571,000	1,474,285
U.S. Treasury Bond 5.250%	02/15/2029	440,000	451,825
U.S. Treasury Bond 5.375%	02/15/2031	10,000	10,528
U.S. Treasury Bond(a) 6.250%	05/15/2030	2,470,000	2,886,813
U.S. Treasury Inflation Index 2.000%	01/15/2026	639,341	605,976
U.S. Treasury Inflation Index 2.375%	01/15/2025	3,460,258	3,480,976
U.S. Treasury Inflation Index 3.875%	04/15/2029	2,050,132	2,633,100
			11,543,503
U.S. Treasury Notes — 2.1%
U.S. Treasury Inflation Index 2.000%	01/15/2014	1,072,940	1,047,397
U.S. Treasury Inflation Index 2.000%	01/15/2016	729,168	707,407
U.S. Treasury Inflation Index 3.375%	01/15/2007	112,618	113,876
U.S. Treasury Inflation Index 3.625%	01/15/2008	36,815	37,830
U.S. Treasury Inflation Index 3.875%	01/15/2009	24,177	25,321
U.S. Treasury Note(a) 3.000%	02/15/2008	10,000	9,673
U.S. Treasury Note(a) 3.500%	12/15/2009	310,000	296,244
U.S. Treasury Note 3.625%	04/30/2007	110,000	108,565
U.S. Treasury Note 3.750%	05/15/2008	70,000	68,502
U.S. Treasury Note 3.875%	07/31/2007	230,000	227,071

13

U.S. Treasury Note(a) 4.250%	01/15/2011	$40,000	$39,006
U.S. Treasury Note 4.500%	02/15/2009	140,000	138,797
U.S. Treasury Note(a) 4.500%	02/28/2011	1,090,000	1,074,161
			3,893,850
U.S. Treasury Strips — 0.1%
U.S. Treasury Strips 0.000%	11/15/2021	560,000	253,835
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,210,478)			15,691,188
TOTAL BONDS & NOTES (Cost $179,998,642)			177,274,361
OPTIONS — 0.2%
90 Day Eurodollar Futures, December 2006 Call, Expires 12/18/2006, Strike 94.5		65,000	22,262
90 Day Eurodollar Futures, June 2006 Call, Expires 6/19/2006, Strike 95		25,000	438
90 Day Eurodollar Futures, September 2006 Call, Expires 9/18/2006, Strike 94.5		122,500	34,606
Eurodollar Future Options, June 2006 Call, Expires 6/19/2006, Strike 94.5		290,000	85,550
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94		7,500	19
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94.5		55,000	138
Eurodollar Future Options, September 2006 Call, Expires 9/18/2006, Strike 96		187,500	137,813
U.S. 5 Year Future Options, June 2006 Call, Expires 05/26/06, Strike 103		61,000	93,406
US Bond Future Options, June 2006 Call, Expires 5/26/06, Strike 111		1,000	484
TOTAL OPTIONS (Cost $603,106)			374,716
TOTAL LONG TERM INVESTMENTS (Cost $180,781,328)			177,827,641
SHORT-TERM INVESTMENTS — 7.7%
Cash Equivalents — 4.2%(e)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	226,008	226,008
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	150,674	150,674
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	105,471	105,471

14

Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	$150,674	$150,674
Bank of America 4.770%	05/16/2006	115,936	115,936
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	150,674	150,674
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	226,010	226,010
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	90,404	90,404
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	256,145	256,145
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	90,404	90,404
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	346,549	346,549
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	226,010	226,010
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	150,674	150,674
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	226,010	226,010
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	150,674	150,674
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	77,852	77,852
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	150,674	150,674
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	210,943	210,943
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	60,269	60,269
Freddie Mac Discount Note 4.711%	05/03/2006	53,502	53,502
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	298,992	298,992
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	150,674	150,674
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	226,010	226,010
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	188,342	188,342
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	99,445	99,445
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	210,943	210,943
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	301,347	301,347

15

Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	$195,876	$195,876
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	226,010	226,010
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	105,471	105,471
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	150,674	150,674
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	75,337	75,337
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	301,347	301,347
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	105,471	105,471
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	461,105	461,105
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	210,943	210,943
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	301,347	301,347
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	301,347	301,347
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	226,010	226,010
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	150,674	150,674
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	226,010	226,010
			7,728,932
Commercial Paper — 0.5%
Morgan Stanley 0.000%	04/11/2006	900,000	900,000
Discount Notes — 0.1%
FNMA(d) 4.303%	05/16/2006	155,000	154,166
FNMA(d) 4.351%	05/16/2006	95,000	94,483
FNMA(d) 4.650%	05/15/2006	65,000	64,631
			313,280

16

Repurchase Agreements — 2.9%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(f)	$5,294,035	$5,294,035
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		14,236,247
TOTAL INVESTMENTS — 104.2% (Cost $195,017,575)(g)		$192,063,888
Other Assets/(Liabilities) — (4.2%)		(7,806,537)
NET ASSETS — 100.0%		$184,257,351

Notes to Portfolio of Investments

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $4,746,681 or 2.6% of net assets.

(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value $5,295,469. Collateralized by U.S. Government Agency obligations with a rate of 7.125%, maturity date of 07/25/2028, and an aggregate market value, including accrued interest, of $5,558,737.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select Strategic Balanced Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 57.9%
COMMON STOCK — 57.8%
Advertising — 0.8%
Interpublic Group of Companies, Inc.(a)	200,900	$1,920,604
Aerospace & Defense — 3.4%
Boeing Co.	23,800	1,854,734
Honeywell International, Inc.	73,300	3,135,041
Raytheon Co.	62,700	2,874,168
		7,863,943
Air Transportation — 1.1%
Southwest Airlines Co.	133,100	2,394,469
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1989(a)	30,000	342
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1993(a)	100,000	43,000
		2,437,811
Automotive & Parts — 0.3%
Lear Corp.(b)	44,600	790,758
Banking, Savings & Loans — 4.6%
Bank of America Corp.	63,520	2,892,701
JP Morgan Chase & Co.	83,240	3,466,114
Mitsubishi Tokyo Financial Group, Inc., JPY	194	2,956,870
State Street Corp.	22,400	1,353,632
		10,669,317
Beverages — 0.4%
Molson Coors Brewing Co. Cl. B	12,300	844,026
Broadcasting, Publishing & Printing — 2.5%
Clear Channel Communications, Inc.	46,000	1,334,460
Pearson PLC(c)	142,000	1,967,930
Time Warner, Inc.	141,000	2,367,390
		5,669,780
Chemicals — 1.5%
Dow Chemical Co.	36,000	1,461,600
Du Pont (E.I.) de Nemours & Co.	47,700	2,013,417
WGI Heavy Minerals, Inc.(a)	41,300	49,560
		3,524,577
Communications — 0.6%
Nokia Oyj Sponsored ADR (Finland)(b)	71,100	1,473,192
Communications Equipment — 0.8%
Motorola, Inc.	76,400	1,750,324

1

Computer Integrated Systems Design — 0.0%
Sun Microsystems, Inc.(a)	16,000	$82,080
Computer Programming Services — 0.1%
VeriSign, Inc.(a)	6,100	146,339
Computers & Information — 2.0%
Cisco Systems, Inc.(a)	153,600	3,328,512
International Business Machines Corp.	15,700	1,294,779
		4,623,291
Cosmetics & Personal Care — 0.2%
Kimberly-Clark Corp.	6,000	346,800
Electrical Equipment & Electronics — 2.8%
International DisplayWorks, Inc.(a) (b)	13,900	91,045
Novellus Systems, Inc.(a)	42,500	1,020,000
Samsung Electronics Co. Ltd. GDR (Korea)(a) (d)	5,000	1,620,954
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	221,150	2,224,769
Texas Instruments, Inc.	43,300	1,405,951
		6,362,719
Energy — 5.3%
Anadarko Petroleum Corp.	15,300	1,545,453
BP PLC, Sponsored ADR (United Kingdom)	3,700	255,078
Chevron Corp.	22,400	1,298,528
ConocoPhillips	10,900	688,335
Exxon Mobil Corp.	17,700	1,077,222
GlobalSantaFe Corp.(b)	36,500	2,217,375
Halliburton Co.	25,900	1,891,218
Murphy Oil Corp.	44,000	2,192,080
The Williams Companies, Inc.	53,000	1,133,670
		12,298,959
Entertainment & Leisure — 2.6%
News Corp., Inc., Cl. B(b)	186,800	3,280,208
The Walt Disney Co.	98,000	2,733,220
		6,013,428
Financial Services — 2.8%
American Express Co.	43,100	2,264,905
Ameriprise Financial, Inc.	8,620	388,417
The Goldman Sachs Group, Inc.	2,900	455,184
Merrill Lynch & Co., Inc.	41,900	3,300,044
Thomas Weisel Partners Group, Inc.(a) (b)	2,400	52,560
		6,461,110
Foods — 2.6%
Kraft Foods, Inc. Cl. A(b)	45,500	1,379,105
Safeway, Inc.(b)	80,000	2,009,600
Unilever PLC GBP(c)	97,900	1,000,758
Unilever PLC, Sponsored ADR (United Kingdom)	37,100	1,523,697
		5,913,160

2

Forest Products & Paper — 0.7%
Weyerhaeuser Co.	23,400	$1,694,862
Healthcare — 1.2%
Enzo Biochem, Inc.(a) (b)	55,980	755,730
GlaxoSmithKline PLC ADR (United Kingdom)(b)	39,500	2,066,245
		2,821,975
Insurance — 5.4%
Ambac Financial Group, Inc.	15,300	1,217,880
American International Group, Inc.	26,600	1,757,994
Chubb Corp.	28,200	2,691,408
The Hartford Financial Services Group, Inc.	24,300	1,957,365
MGIC Investment Corp.	25,300	1,685,739
The PMI Group, Inc.(b)	69,100	3,173,072
		12,483,458
Machinery & Components — 1.6%
Baker Hughes, Inc.	18,500	1,265,400
Caterpillar, Inc.	35,300	2,534,893
		3,800,293
Manufacturing — 0.7%
Applied Materials, Inc.	89,700	1,570,647
Medical Supplies — 0.9%
Agilent Technologies, Inc.(a)	52,600	1,975,130
Metals & Mining — 1.6%
Alcoa, Inc.	67,100	2,050,576
RTI International Metals, Inc.(a)	28,110	1,541,833
		3,592,409
Pharmaceuticals — 6.6%
Abbott Laboratories	67,400	2,862,478
Amgen, Inc.(a)	11,600	843,900
Aphton Corp.(a) (b)	109,400	15,863
Bentley Pharmaceuticals, Inc.(a) (b)	23,800	312,970
Eli Lilly & Co.	25,700	1,421,210
Johnson & Johnson	40,400	2,392,488
Novartis AG ADR (Switzerland)	27,800	1,541,232
Pfizer, Inc.	112,900	2,813,468
Wyeth	63,200	3,066,464
		15,270,073
Prepackaged Software — 1.2%
Microsoft Corp.	103,500	2,816,235
Retail — 1.7%
The Home Depot, Inc.	41,200	1,742,760
Wal-Mart Stores, Inc.	47,300	2,234,452
		3,977,212

3

Telephone Utilities — 1.1%
Vodafone Group PLC, Sponsored ADR (United Kingdom)	120,700	$2,522,630
Toys, Games — 0.7%
Hasbro, Inc.	77,500	1,635,250
TOTAL COMMON STOCK (Cost $116,395,701)		133,352,392
PREFERRED STOCK — 0.1%
Automotive & Parts
General Motors Corp., Series B	5,200	84,448
TOTAL PREFERRED STOCK (Cost $94,676)		84,448
TOTAL EQUITIES (Cost $116,490,377)		133,436,840

		Principal Amount	Market Value
BONDS & NOTES — 34.8%
ASSET BACKED SECURITIES — 0.3%
Financial Services
Countrywide Asset-Backed Certificates, Series 2005-BC2, Class 2A1 4.908%	05/25/2035	$446,305	$446,305
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A 5.030%	09/27/2032	300,055	300,656
TOTAL ASSET BACKED SECURITIES (Cost $748,099)			746,961
CORPORATE DEBT — 7.6%
Automotive & Parts — 0.3%
DaimlerChrysler North America Holding Corp. 4.050%	06/04/2008	55,000	53,295
DaimlerChrysler North America Holding Corp. 5.875%	03/15/2011	100,000	99,551
DaimlerChrysler North America Holding Corp. 7.200%	09/01/2009	80,000	83,534
Ford Motor Co. 6.625%	10/01/2028	50,000	33,500
Ford Motor Co.(b) 7.450%	07/16/2031	150,000	111,375
General Motors Corp.(b) 8.375%	07/15/2033	470,000	344,275
General Motors Corp., EUR(e) 8.375%	07/05/2033	90,000	78,360
			803,890

4

Banking, Savings & Loans — 0.8%
Aiful Corp.(d) 5.000%	08/10/2010	$100,000	$96,748
Bank of America Corp. 3.875%	01/15/2008	145,000	141,642
Bank of America Corp. 4.500%	08/01/2010	210,000	202,963
Bank One Corp. 2.625%	06/30/2008	545,000	514,722
CIT Group, Inc. 5.400%	03/07/2013	110,000	107,931
Export-Import Bank of Korea(d) 5.250%	02/10/2014	5,000	4,849
Key Bank National Association MTN 5.800%	07/01/2014	100,000	100,657
KeyBank North America 5.450%	03/03/2016	40,000	39,014
Rabobank Capital Fund II(d) 5.260%	12/31/2049	10,000	9,612
Rabobank Capital Funding Trust(d) 5.254%	12/31/2049	120,000	113,414
Resona Preferred Global Securities(d) 7.191%	12/31/2049	155,000	161,728
Shinsei Finance Cayman Ltd.(d) 6.418%	07/20/2049	100,000	98,426
SLM Corp. 4.540%	04/01/2009	20,000	19,360
Wachovia Capital Trust III 5.800%	03/15/2042	120,000	117,897
Wells Fargo & Co. 4.200%	01/15/2010	180,000	172,751
			1,901,714
Beverages — 0.1%
Anheuser-Busch Cos., Inc. 4.950%	01/15/2014	195,000	188,007
Broadcasting, Publishing & Printing — 0.3%
Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	47,608
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,819
Clear Channel Communications, Inc. 5.500%	09/15/2014	240,000	221,760
Comcast Corp. 6.500%	01/15/2015	395,000	404,707
Cox Communications, Inc. 3.875%	10/01/2008	120,000	114,930
			798,824

5

Commercial Services — 0.1%
Waste Management, Inc. 6.375%	11/15/2012	$175,000	$181,747
Waste Management, Inc. 6.500%	11/15/2008	110,000	112,821
			294,568
Communications — 0.1%
Intelsat Ltd. 6.500%	11/01/2013	30,000	22,425
SBC Communications, Inc. 5.100%	09/15/2014	120,000	113,897
			136,322
Electric Utilities — 0.9%
AES Corp. 7.750%	03/01/2014	560,000	588,000
AES Corp. 8.875%	02/15/2011	10,000	10,775
The Cleveland Electric Illuminating Co. 5.650%	12/15/2013	40,000	39,648
Dominion Resources, Inc. 4.750%	12/15/2010	40,000	38,425
Dominion Resources, Inc.(b) 5.700%	09/17/2012	165,000	163,488
Duke Energy Corp. 5.625%	11/30/2012	145,000	145,171
Duke Energy Corp. 6.250%	01/15/2012	80,000	82,441
Exelon Corp. 5.625%	06/15/2035	30,000	27,227
FirstEnergy Corp., Series B 6.450%	11/15/2011	60,000	62,084
FirstEnergy Corp., Series C 7.375%	11/15/2031	315,000	349,893
Oncor Electric Delivery Co. 6.375%	01/15/2015	70,000	72,235
Pacific Gas & Electric Co. 6.050%	03/01/2034	210,000	205,502
TXU Corp., Series R 6.550%	11/15/2034	270,000	243,660
			2,028,549
Energy — 0.9%
Amerada Hess Corp. 7.300%	08/15/2031	330,000	367,423
Conoco Funding Co. 6.350%	10/15/2011	40,000	41,706
Conoco, Inc.(b) 6.950%	04/15/2029	185,000	209,289

6

ConocoPhillips Co. 4.750%	10/15/2012	$150,000	$144,650
Devon Energy Corp. 7.950%	04/15/2032	190,000	232,678
Dynegy Holdings, Inc. 8.750%	02/15/2012	20,000	20,900
El Paso Corp. 7.750%	01/15/2032	60,000	60,450
El Paso Corp. 7.800%	08/01/2031	136,000	136,680
Kerr - McGee Corp. 7.875%	09/15/2031	280,000	319,831
Pemex Project Funding Master Trust(d) 6.625%	06/15/2035	70,000	67,620
Williams Cos., Inc. Series A 7.500%	01/15/2031	290,000	300,875
XTO Energy, Inc. 6.250%	04/15/2013	30,000	31,032
XTO Energy, Inc. 7.500%	04/15/2012	50,000	54,588
			1,987,722
Financial Services — 2.0%
Anadarko Finance Co. 6.750%	05/01/2011	205,000	216,004
Banque Paribas - New York 6.875%	03/01/2009	170,000	176,482
Citigroup, Inc. 5.125%	02/14/2011	370,000	364,995
Ford Motor Credit Co. 4.950%	01/15/2008	150,000	139,782
Ford Motor Credit Co. 6.625%	06/16/2008	535,000	506,372
Ford Motor Credit Co. 7.375%	10/28/2009	610,000	573,481
Ford Motor Credit Co. 7.375%	02/01/2011	120,000	110,396
General Electric Capital Corp. 4.125%	09/01/2009	150,000	144,627
General Electric Capital Corp. 4.250%	01/15/2008	110,000	108,208
General Electric Capital Corp., Series A 5.170%	09/15/2014	380,000	382,332
General Motors Acceptance Corp. 5.125%	05/09/2008	40,000	37,645
General Motors Acceptance Corp.(b) 5.625%	05/15/2009	120,000	111,674
General Motors Acceptance Corp. 5.850%	01/14/2009	40,000	37,409

7

General Motors Acceptance Corp. 6.125%	02/01/2007	$10,000	$9,846
General Motors Acceptance Corp. 6.125%	08/28/2007	180,000	174,587
General Motors Acceptance Corp. 6.150%	04/05/2007	80,000	78,573
General Motors Acceptance Corp. 6.311%	11/30/2007	80,000	74,726
General Motors Acceptance Corp. 7.750%	01/19/2010	140,000	136,502
Goldman Sachs Group, Inc. 4.500%	06/15/2010	110,000	106,008
Goldman Sachs Group, Inc. 5.000%	01/15/2011	80,000	78,294
Household Finance Corp. Series MTN 4.125%	11/16/2009	375,000	359,210
Lehman Brothers Holdings, Inc. 4.000%	01/22/2008	190,000	185,798
Morgan Stanley 3.625%	04/01/2008	310,000	300,476
MUFG Capital Finance 1 Ltd. 6.346%	07/29/2049	100,000	98,404
Sprint Capital Corp. 8.375%	03/15/2012	50,000	56,495
Telecom Italia Capital SA 4.950%	09/30/2014	120,000	110,424
Verizon Global Funding Corp. 7.375%	09/01/2012	60,000	64,985
			4,743,735
Forest Products & Paper — 0.2%
Weyerhaeuser Co. 6.750%	03/15/2012	385,000	400,792
Healthcare — 0.5%
HCA, Inc. 5.750%	03/15/2014	20,000	18,712
HCA, Inc. 6.250%	02/15/2013	190,000	184,305
HCA, Inc. 6.375%	01/15/2015	320,000	311,448
HCA, Inc. 7.690%	06/15/2025	10,000	9,888
Tenet Healthcare Corp.(b) (d) 9.500%	02/01/2015	526,000	527,315
Tenet Healthcare Corp. 9.875%	07/01/2014	30,000	30,375
			1,082,043

8

Industrial - Diversified — 0.3%
Tyco International Group SA 6.375%	10/15/2011	$180,000	$184,785
Tyco International Group SA 6.875%	01/15/2029	550,000	574,265
Tyco International Group SA 7.000%	06/15/2028	10,000	10,521
			769,571
Insurance — 0.0%
ASIF Global Financing(d) 4.900%	01/17/2013	50,000	48,239
Media - Broadcasting & Publishing — 0.3%
AOL Time Warner, Inc. 6.875%	05/01/2012	355,000	372,209
AOL Time Warner, Inc. 7.700%	05/01/2032	235,000	258,432
			630,641
Metals & Mining — 0.0%
Corporacion Nacional del Cobre(d) 4.750%	10/15/2014	100,000	93,575
Oil & Gas — 0.1%
El Paso Natural Gas Co. 8.375%	06/15/2032	168,000	189,960
Photography Equipment/Supplies — 0.2%
Eastman Kodak Co. 3.625%	05/15/2008	140,000	130,673
Eastman Kodak Co. 7.250%	11/15/2013	240,000	233,141
			363,814
Telephone Utilities — 0.3%
BellSouth Corp. 4.750%	11/15/2012	10,000	9,471
British Telecom PLC 8.375%	12/15/2010	160,000	178,463
Deutsche Telekom International Finance BV 5.250%	07/22/2013	75,000	71,999
Koninklijke KPN NV 8.000%	10/01/2010	180,000	193,209
Koninklijke KPN NV 8.375%	10/01/2030	125,000	137,598
Qwest Communications International, Inc., Series B 7.500%	02/15/2014	20,000	20,600
U.S. West Communications, Inc. 5.625%	11/15/2008	30,000	29,775
			641,115

9

Tobacco — 0.2%
Altria Group, Inc. 7.000%	11/04/2013	$325,000	$349,411
Philip Morris Cos., Inc. 7.750%	01/15/2027	10,000	11,443
RJ Reynolds Tobacco Holdings, Inc. Series B 7.750%	05/15/2006	50,000	50,250
			411,104
TOTAL CORPORATE DEBT (Cost $17,851,036)			17,514,185
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Financial Services
Collateralized Mortgage Obligations
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A 5.370%	09/25/2027	64,181	64,181
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 3.512%	06/25/2034	400,000	380,244
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A 4.979%	12/15/2035	709,804	711,024
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF(d) 5.218%	09/25/2035	795,876	799,108
CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class A2(d) 7.000%	06/02/2033	157,422	161,972
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 5.218%	12/25/2032	687,955	689,998
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A 5.040%	07/25/2030	440,102	440,859
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	300,000	286,899
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A 5.451%	02/25/2036	200,000	199,625
Impac Secured Assets Corp., Series 2005-2, Class A1 5.138%	03/25/2036	782,888	782,888
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 5.099%	09/25/2035	173,753	165,406

10

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	$600,000	$570,005
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 4.970%	12/27/2019	703,188	702,749
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	210,000	197,588
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	200,000	190,731
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2030	200,000	191,122
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X, IO(d) 1.633%	05/28/2040	2,574,927	126,429
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3(d) 7.000%	08/25/2034	369,269	372,755
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 5.760%	05/25/2029	343,833	347,840
MSDWCC Heloc Trust, Series 2005-1, Class A 5.008%	07/25/2017	787,293	788,278
Mutual Fund Fee Trust, Series 2000-3 9.070%	07/01/2008	667,763	111,496
Option One Mortgage Loan Trust, Series 2003-3, Class A1 5.110%	06/25/2033	453,027	454,372
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class A11 2.850%	08/25/2032	28,742	28,760
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A(d) 5.118%	11/25/2042	543,470	544,527
UCFC Home Equity Loan, Series 1998-D, Cl. MF1 6.905%	04/15/2030	133,144	133,129
Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1 4.928%	10/25/2035	580,003	580,092
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	251,103	252,770
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,566,962)			10,274,847

11

SOVEREIGN DEBT OBLIGATIONS — 1.7%
Canada Government, CAD(e) 4.000%	12/01/2031	$236,842	$307,344
Queensland Treasury Corp., AUD(e) 6.000%	06/14/2011	620,000	452,072
Republic of Brazil 8.875%	04/15/2024	14,000	16,184
Republic of Brazil 10.125%	05/15/2027	25,000	32,412
Republic of Brazil(b) 11.000%	08/17/2040	217,000	278,411
Republic of Brazil 12.250%	03/06/2030	99,000	150,727
Republic of Colombia 8.125%	05/21/2024	50,000	56,000
Republic of Colombia 11.750%	02/25/2020	100,000	142,500
Republic of Panama 7.125%	01/29/2026	120,000	122,400
Republic of Peru 5.000%	03/07/2017	94,800	90,060
Republic of Peru 8.750%	11/21/2033	125,000	139,375
Russian Federation 5.000%	03/31/2030	905,000	992,966
United Mexican States 7.500%	04/08/2033	450,000	501,750
United Mexican States 8.300%	08/15/2031	120,000	145,020
United Mexican States 11.500%	05/15/2026	340,000	527,850
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,632,232)			3,955,071
U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 4.125%	04/18/2008	110,000	107,792
Federal Home Loan Bank 4.625%	02/18/2011	120,000	116,842
			224,634
Federal Home Loan Mortgage Corporation (FHLMC) — 1.6%
Pass-Through Securities
FHLMC 4.125%	10/18/2010	50,000	47,912
FHLMC 4.650%	10/10/2013	760,000	717,831

12

FHLMC 4.750%	01/18/2011	$130,000	$127,749
FHLMC 5.000%	08/01/2020 - 10/01/2035	2,021,854	1,958,869
FHLMC 5.250%	02/24/2011	410,000	405,822
FHLMC 5.625%	11/23/2035	190,000	181,686
FHLMC 6.750%	09/15/2029	100,000	118,086
			3,557,955
Federal National Mortgage Association (FNMA) — 13.3% — 0.2%
FNMA 3.000%	04/26/2019	440,000	439,289
Pass-Through Securities — 13.1%
FNMA 4.500%	09/01/2035	299,619	277,124
FNMA 4.610%	10/10/2013	760,000	716,415
FNMA 4.875%	04/15/2009	220,000	218,560
FNMA 5.000%	11/01/2020 - 03/01/2036	21,326,816	20,349,245
FNMA 5.200%	11/08/2010	210,000	208,156
FNMA 5.500%	02/01/2021 - 09/01/2035	3,659,114	3,625,529
FNMA 5.651%	11/01/2035	200,146	204,413
FNMA 5.654%	11/01/2035	196,728	200,933
FNMA 5.656%	11/01/2035	199,265	203,476
FNMA 5.657%	11/01/2035	99,398	101,505
FNMA 5.661%	11/01/2035	198,291	202,545
FNMA 6.000%	08/01/2031 - 01/01/2036	3,733,368	3,736,540
FNMA 6.500%	12/01/2034	264,366	270,417
			30,314,858
			30,754,147

13

Government National Mortgage Association (GNMA) — 3.1%
Pass-Through Securities
GNMA 5.000%	05/15/2034 - 09/15/2035	$4,862,780	$4,719,037
GNMA 6.000%	01/15/2032 - 01/15/2036	2,289,230	2,319,574
GNMA 6.500%	10/15/2032	91,880	95,540
			7,134,151
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,384,849)			41,670,887
U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds — 2.0%
U.S. Treasury Bond 4.500%	02/15/2036	130,000	121,997
U.S. Treasury Bond 5.250%	02/15/2029	210,000	215,644
U.S. Treasury Bond 5.375%	02/15/2031	10,000	10,528
U.S. Treasury Bond(b) 6.250%	08/15/2023	20,000	22,684
U.S. Treasury Inflation Index 2.000%	01/15/2026	319,668	302,986
U.S. Treasury Inflation Index 2.375%	01/15/2025	1,556,590	1,565,910
U.S. Treasury Inflation Index 3.875%	04/15/2029	1,760,702	2,261,368
			4,501,117
U.S. Treasury Notes — 0.7%
U.S. Treasury Inflation Index 2.000%	01/15/2014	707,969	691,282
U.S. Treasury Inflation Index 2.000%	01/15/2016	99,886	96,905
U.S. Treasury Inflation Index 3.625%	01/15/2008	61,343	63,034
U.S. Treasury Inflation Index 3.875%	01/15/2009	60,448	63,309
U.S. Treasury Note 3.125%	05/15/2007	10,000	9,810
U.S. Treasury Note 4.375%	11/15/2008	60,000	59,320

14

U.S. Treasury Note 4.500%	02/15/2009	$70,000	$69,398
U.S. Treasury Note(b) 4.500%	02/28/2011	590,000	581,427
			1,634,485
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,297,572)			6,135,602
TOTAL BONDS & NOTES (Cost $81,480,750)			80,297,553

OPTIONS — 0.1%
90 Day Eurodollar Futures, December 2006 Call, Expires 12/18/2006, Strike 94.5	70,000	23,975
90 Day Eurodollar Futures, June 2006 Call, Expires 6/19/2006, Strike 95	25,000	437
90 Day Eurodollar Futures, September 2006 Call, Expires 9/18/2006, Strike 94.5	57,500	16,244
Eurodollar Future Options, June 2006 Call, Expires 6/19/2006, Strike 94.5	185,000	54,575
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94	15,000	37
Eurodollar Future Options, September 2006 Call, Expires 9/18/2006, Strike 96	92,500	67,988
U.S. 5 Year Future Options, June 2006 Call, Expires 05/26/06, Strike 103	30,000	45,938
TOTAL OPTIONS (Cost $358,881)		209,194
TOTAL LONG TERM INVESTMENTS (Cost $198,330,008)		213,943,587

SHORT-TERM INVESTMENTS — 15.9%
Cash Equivalents — 7.6%(g)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	515,541	515,541
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	343,693	343,693
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	240,585	240,585
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	343,693	343,693
Bank of America 4.770%	05/16/2006	264,455	264,455
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	343,693	343,693
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	515,540	515,540
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	206,215	206,215

15

Barclays Eurodollar Time Deposit 4.770%	05/16/2006	$584,279	$584,279
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	206,215	206,215
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	790,494	790,494
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	515,540	515,540
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	343,693	343,693
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	515,540	515,540
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	343,693	343,693
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	177,583	177,583
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	343,693	343,693
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	481,170	481,170
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	137,477	137,477
Freddie Mac 4.711%	05/03/2006	122,041	122,041
General Electric Capital Corp. 4.727%	05/09/2006	682,013	682,013
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	343,693	343,693
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	515,540	515,540
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	429,616	429,616
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	226,837	226,837
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	481,170	481,170
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	687,386	687,386
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	446,801	446,801
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	515,540	515,540
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	240,585	240,585
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	343,693	343,693
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	171,847	171,847

16

Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	$687,386	$687,386
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	240,585	240,585
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	1,051,802	1,051,802
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	481,170	481,170
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	687,386	687,386
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	687,386	687,386
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	515,540	515,540
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	343,693	343,693
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	515,540	515,540
			17,630,042
Commercial Paper — 0.4%
Toyota Motor Credit Corp. 4.730%	04/27/2006	900,000	896,926
Discount Notes — 0.1%
FNMA(f) 4.303%	05/16/2006	90,000	89,516
FNMA(f) 4.460%	05/15/2006	95,000	94,482
			183,998
Repurchase Agreements — 7.7%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(h)		17,757,827	17,757,827

Time Deposit — 0.1%
Deutsche Bank AG CD 4.900%	04/03/2006	300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			36,768,793
TOTAL INVESTMENTS — 108.7% (Cost $235,098,801)(i)			$250,712,380
Other Assets/(Liabilities) — (8.7%)			(20,128,691)
NET ASSETS — 100.0%			$230,583,689

Notes to Portfolio of Investments

ADR - American Depository Receipt

AUD - Australian Dollar

17

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

GDR - Global Depository Receipt

JPY - Japanese Yen

MTN - Medium Term Note

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $4,847,271 or 2.1% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	Represents investments of security lending collateral. (Note 2).
(h)

Maturity value of $17,762,637. Collaterized by a U.S. Government Agency obligation with a rate of 5.178%, maturity date of 01/01/2036, and an aggregate market value, including accrued interest, of $18,645,719.

(i)	See Note 3 for aggregrate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual Select Diversified Value Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Advertising — 0.4%
Interpublic Group of Companies, Inc.(a) (b)	159,600	$1,525,776
Aerospace & Defense — 1.8%
Boeing Co.	25,000	1,948,250
Goodrich Corp.	33,900	1,478,379
Northrop Grumman Corp.	42,000	2,868,180
		6,294,809
Apparel, Textiles & Shoes — 0.7%
Limited Brands(b)	61,800	1,511,628
Nordstrom, Inc.	22,200	869,796
		2,381,424
Automotive & Parts — 1.8%
American Axle & Manufacturing Holdings, Inc.(b)	15,700	268,941
Autoliv, Inc.	32,300	1,827,534
BorgWarner, Inc.	16,200	972,648
Cooper Tire & Rubber Co.	20,600	295,404
Lear Corp.(b)	21,800	386,514
Magna International, Inc. Cl. A(b)	11,800	893,142
Toyota Motor Corp. Sponsored ADR (Japan)	16,500	1,796,850
		6,441,033
Banking, Savings & Loans — 14.6%
Bank of America Corp.	288,000	13,115,520
Comerica, Inc.	37,000	2,144,890
Fannie Mae	55,900	2,873,260
Freddie Mac	63,700	3,885,700
JP Morgan Chase & Co.(b)	191,788	7,986,052
KeyCorp	43,000	1,582,400
Mellon Financial Corp.	24,500	872,200
National City Corp.	78,100	2,725,690
Regions Financial Corp.	74,100	2,606,097
SunTrust Banks, Inc.	24,500	1,782,620
U.S. Bancorp	50,200	1,531,100
Wachovia Corp.	86,400	4,842,720
Washington Mutual, Inc.	54,500	2,322,790
Wells Fargo & Co.	44,600	2,848,602
		51,119,641
Beverages — 1.4%
The Coca-Cola Co.	80,600	3,374,722
PepsiCo, Inc.	27,200	1,571,888
		4,946,610

1

Broadcasting, Publishing & Printing — 3.4%
CBS Corp. Cl. B	100,850	$2,418,383
Comcast Corp. Cl. A(a) (b)	74,100	1,938,456
Liberty Media Corp. Cl. A(a)	48,000	394,080
Time Warner, Inc.	307,125	5,156,629
Viacom, Inc. Cl. B(a)	50,950	1,976,860
		11,884,408
Building Materials & Construction — 0.7%
Martin Marietta Materials, Inc.	8,500	909,755
Masco Corp.(b)	23,100	750,519
Vulcan Materials Co.	9,700	840,505
		2,500,779
Chemicals — 1.4%
Du Pont (E.I.) de Nemours & Co.	29,900	1,262,079
Hercules, Inc.(a)	32,500	448,500
The Lubrizol Corp.	24,000	1,028,400
PPG Industries, Inc.	35,000	2,217,250
		4,956,229
Communications — 1.9%
ADC Telecommunications, Inc.(a)	35,200	900,768
American Tower Corp. Cl. A(a)	31,000	939,920
Crown Castle International Corp.(a)	53,600	1,519,560
Nokia Oyj Sponsored ADR (Finland)(b)	72,600	1,504,272
Tellabs, Inc.(a)	111,800	1,777,620
		6,642,140
Computers & Information — 0.7%
International Business Machines Corp.	8,000	659,760
Solectron Corp.(a)	287,375	1,149,500
Tech Data Corp.(a)	17,200	634,852
		2,444,112
Computers & Office Equipment — 2.6%
Electronic Data Systems Corp.	90,300	2,422,749
Hewlett-Packard Co.	207,152	6,815,301
		9,238,050
Containers — 0.5%
Crown Holdings, Inc.(a)	4,200	74,508
Owens-Illinois, Inc.(a)	64,000	1,111,680
Smurfit-Stone Container Corp.(a)	52,900	717,853
		1,904,041
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	37,600	2,146,960
Kimberly-Clark Corp.	37,300	2,155,940
The Procter & Gamble Co.	29,900	1,722,838
		6,025,738
Electric Utilities — 3.5%
Alliant Energy Corp.(b)	9,700	305,259
American Electric Power Co.	40,500	1,377,810

2

Constellation Energy Group, Inc.	32,300	$1,767,133
Dominion Resources, Inc.	42,600	2,940,678
Edison International	49,100	2,021,938
Entergy Corp.	30,700	2,116,458
Northeast Utilities(b)	40,600	792,918
Pinnacle West Capital Corp.	20,700	809,370
		12,131,564
Electrical Equipment & Electronics — 3.9%
Agere Systems, Inc.(a)	71,100	1,069,344
Arrow Electronics, Inc.(a)	34,100	1,100,407
Celestica, Inc.(a)	85,700	981,265
Flextronics International Ltd.(a)	92,200	954,270
General Electric Co.	180,400	6,274,312
Hubbell, Inc. Cl. B	16,300	835,538
Intel Corp.	84,800	1,640,880
Sanmina-SCI Corp.(a)	154,500	633,450
		13,489,466
Energy — 13.6%
BP PLC, Sponsored ADR (United Kingdom)	21,100	1,454,634
Chevron Corp.	86,200	4,997,014
ConocoPhillips	85,194	5,380,001
Diamond Offshore Drilling, Inc.(b)	18,000	1,611,000
ENSCO International, Inc.	26,800	1,378,860
Exxon Mobil Corp.	318,200	19,365,652
GlobalSantaFe Corp.	28,400	1,725,300
Marathon Oil Corp.	42,700	3,252,459
Noble Corp.	19,600	1,589,560
Occidental Petroleum Corp.	25,250	2,339,412
Rowan Companies, Inc.	33,500	1,472,660
Sempra Energy	31,800	1,477,428
Total SA Sponsored ADR (France)	8,900	1,172,397
Xcel Energy, Inc.(b)	19,900	361,185
		47,577,562
Entertainment & Leisure — 0.5%
The Walt Disney Co.	63,700	1,776,593
Financial Services — 9.1%
Bear Stearns Cos., Inc.	11,500	1,595,050
Citigroup, Inc.(b)	315,200	14,886,896
Countrywide Financial Corp.	47,600	1,746,920
The Goldman Sachs Group, Inc.	12,100	1,899,216
Huntington Bancshares, Inc.(b)	61,200	1,476,756
Lehman Brothers Holdings, Inc.	12,000	1,734,360
Merrill Lynch & Co., Inc.	73,300	5,773,108
Morgan Stanley	23,900	1,501,398
PNC Financial Services Group, Inc.	10,000	673,100
Waddell & Reed Financial, Inc. Cl. A	23,500	542,850
		31,829,654

3

Foods — 3.2%
Archer-Daniels-Midland Co.	72,700	$2,446,355
Bunge Ltd.(b)	10,500	584,955
ConAgra Foods, Inc.	78,000	1,673,880
Del Monte Foods Co.	47,600	564,536
General Mills, Inc.	47,700	2,417,436
The Kroger Co.(a)	101,200	2,060,432
Safeway, Inc.(b)	64,800	1,627,776
		11,375,370
Healthcare — 0.4%
GlaxoSmithKline PLC ADR (United Kingdom)	18,700	978,197
Tenet Healthcare Corp.(a)	76,700	566,046
		1,544,243
Home Construction, Furnishings & Appliances — 0.1%
Leggett & Platt, Inc.	17,600	428,912
Household Products — 2.0%
The Clorox Co.	31,400	1,879,290
Corning, Inc.(a)	79,050	2,127,235
Newell Rubbermaid, Inc.	56,700	1,428,273
Unilever NV NY Shares (Netherlands)	20,600	1,425,932
		6,860,730
Industrial - Diversified — 2.1%
Cooper Industries Ltd. Cl. A	17,200	1,494,680
Eaton Corp.	23,600	1,722,092
SPX Corp.	29,400	1,570,548
Textron, Inc.	21,000	1,961,190
Tyco International Ltd.	17,200	462,336
		7,210,846
Insurance — 9.4%
ACE Ltd.	11,000	572,110
Allstate Corp.	29,400	1,532,034
American International Group, Inc.	112,100	7,408,689
Chubb Corp.	16,200	1,546,128
Genworth Financial, Inc. Cl. A	60,500	2,022,515
The Hartford Financial Services Group, Inc.	36,600	2,948,130
MBIA, Inc.	20,000	1,202,600
Metlife, Inc.	53,775	2,601,097
MGIC Investment Corp.	13,700	912,831
Old Republic International Corp.	53,400	1,165,188
PartnerRe Ltd.	18,100	1,123,829
Prudential Financial, Inc.	18,100	1,372,161
RenaissanceRe Holdings Ltd.	21,000	916,020
St. Paul Travelers Cos.	79,424	3,319,129
Torchmark Corp.	17,500	999,250
UnumProvident Corp.(b)	78,600	1,609,728
XL Capital Ltd. Cl. A	23,800	1,525,818
		32,777,257

4

Metals & Mining — 1.2%
Alcoa, Inc.	10,300	$314,768
Crane Co.	16,500	676,665
Nucor Corp.(b)	12,500	1,309,875
United States Steel Corp.	33,900	2,057,052
		4,358,360
Pharmaceuticals — 5.4%
Abbott Laboratories	4,800	203,856
Bristol-Myers Squibb Co.	22,300	548,803
Eli Lilly & Co.(b)	35,200	1,946,560
Merck & Co., Inc.	139,100	4,900,493
Pfizer, Inc.	414,000	10,316,880
Wyeth	19,300	936,436
		18,853,028
Prepackaged Software — 0.4%
Microsoft Corp.	56,200	1,529,202
Restaurants — 1.1%
McDonald’s Corp.	107,100	3,679,956
Retail — 0.9%
Office Depot, Inc.(a)	60,700	2,260,468
Target Corp.	19,700	1,024,597
		3,285,065
Telephone Utilities — 5.1%
AT&T, Inc.	144,000	3,893,760
BellSouth Corp.	100,310	3,475,742
Sprint Nextel Corp.	140,250	3,624,060
Verizon Communications, Inc.	197,400	6,723,444
		17,717,006
Tobacco — 2.2%
Altria Group, Inc.	91,200	6,462,432
UST, Inc.(b)	27,900	1,160,640
		7,623,072
Toys, Games — 0.2%
Mattel, Inc.	47,100	853,923
Transportation — 1.2%
CSX Corp.	30,400	1,817,920
Norfolk Southern Corp.	45,500	2,460,185
		4,278,105
TOTAL EQUITIES (Cost $291,108,293)		347,484,704

5

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 6.0%
Cash Equivalents — 5.2%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$530,426	$530,426
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	353,617	353,617
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	247,532	247,532
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	353,617	353,617
Bank of America 4.770%	05/16/2006	272,092	272,092
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	353,617	353,617
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	530,426	530,426
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	212,170	212,170
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	601,149	601,149
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	212,170	212,170
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	813,320	813,320
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	530,426	530,426
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	353,617	353,617
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	530,426	530,426
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	353,617	353,617
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	182,711	182,711
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	353,617	353,617
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	495,064	495,064
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	141,447	141,447
Freddie Mac Discount Note 4.711%	05/03/2006	125,564	125,564
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	701,706	701,706
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	353,617	353,617
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	530,426	530,426

6

National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	$442,022	$442,022
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	233,387	233,387
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	495,064	495,064
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	707,235	707,235
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	459,702	459,702
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	530,426	530,426
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	247,532	247,532
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	353,617	353,617
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	176,809	176,809
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	707,235	707,235
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	247,532	247,532
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	1,082,173	1,082,173
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	495,064	495,064
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	707,234	707,234
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	707,234	707,234
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	530,426	530,426
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	353,617	353,617
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	530,426	530,426
			18,139,109

7

Repurchase Agreements — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)	$2,963,242	$2,963,242
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		21,102,351
TOTAL INVESTMENTS — 105.1% (Cost $312,210,644)(e)		$368,587,055
Other Assets/(Liabilities) — (5.1%)		(17,813,375)
NET ASSETS — 100.0%		$350,773,680

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $2,964,044. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 05/25/2015, and aggregate market value, including accrued interest, of $3,111,404.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Fundamental Value Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK
Aerospace & Defense — 4.6%
General Dynamics Corp.	390,200	$24,964,996
Goodrich Corp.	254,200	11,085,662
Lockheed Martin Corp.	181,800	13,658,634
		49,709,292
Air Transportation — 2.5%
AMR Corp.(a) (b)	216,000	5,842,800
Southwest Airlines Co.	1,167,100	20,996,129
		26,838,929
Apparel, Textiles & Shoes — 1.0%
Nike, Inc. Cl. B	126,400	10,756,640
Banking, Savings & Loans — 13.2%
Bank of America Corp.	752,600	34,273,404
Golden West Financial Corp.(b)	440,200	29,889,580
JP Morgan Chase & Co.	694,336	28,912,151
National City Corp.	296,300	10,340,870
SunTrust Banks, Inc.	127,800	9,298,728
U.S. Bancorp	319,400	9,741,700
Washington Mutual, Inc.	110,400	4,705,248
Wells Fargo & Co.	222,800	14,230,236
		141,391,917
Beverages — 1.2%
PepsiCo, Inc.	226,700	13,100,993
Broadcasting, Publishing & Printing — 3.0%
Comcast Corp. Cl. A(a) (b)	453,900	11,874,024
Gannett Co., Inc.(b)	100,700	6,033,944
Time Warner, Inc.	870,100	14,608,979
		32,516,947
Chemicals — 2.4%
Dow Chemical Co.	307,900	12,500,740
Du Pont (E.I.) de Nemours & Co.	315,500	13,317,255
		25,817,995
Communications Equipment — 1.0%
Motorola, Inc.	446,300	10,224,733
Computer Integrated Systems Design — 0.9%
Sun Microsystems, Inc.(a)	1,930,000	9,900,900
Computers & Office Equipment — 1.0%
Pitney Bowes, Inc.	239,000	10,260,270

1

Cosmetics & Personal Care — 0.9%
Kimberly-Clark Corp.	166,900	$9,646,820
Electric Utilities — 6.8%
Consolidated Edison, Inc.(b)	211,400	9,195,900
Dominion Resources, Inc.	163,450	11,282,954
Entergy Corp.	62,900	4,336,326
Exelon Corp.(b)	263,700	13,949,730
FPL Group, Inc.	205,200	8,236,728
PPL Corp.	334,600	9,837,240
SCANA Corp.	229,700	9,013,428
TXU Corp.	162,400	7,269,024
		73,121,330
Electrical Equipment & Electronics — 2.6%
General Electric Co.	488,100	16,976,118
Rockwell Automation, Inc.(b)	156,200	11,232,342
		28,208,460
Energy — 11.2%
ConocoPhillips	368,400	23,264,460
Exxon Mobil Corp.	817,000	49,722,620
GlobalSantaFe Corp.	262,500	15,946,875
Occidental Petroleum Corp.	300,700	27,859,855
XTO Energy, Inc.	65,700	2,862,549
		119,656,359
Financial Services — 8.5%
Citigroup, Inc.	872,100	41,189,283
The Goldman Sachs Group, Inc.	178,800	28,064,448
Merrill Lynch & Co., Inc.	137,700	10,845,252
PNC Financial Services Group, Inc.	158,600	10,675,366
		90,774,349
Foods — 2.9%
Campbell Soup Co.(b)	330,100	10,695,240
Kellogg Co.	239,100	10,529,964
Safeway, Inc.(b)	399,200	10,027,904
		31,253,108
Insurance — 8.3%
ACE Ltd.	175,000	9,101,750
Allstate Corp.	196,000	10,213,560
American International Group, Inc.	355,400	23,488,386
Chubb Corp.	170,200	16,243,888
WellPoint, Inc.(a)	386,400	29,918,952
		88,966,536
Lodging — 1.4%
Host Marriott Corp. REIT(b)	708,600	15,164,040
Machinery & Components — 4.2%
Caterpillar, Inc.	626,800	45,010,508

2

Manufacturing — 1.8%
American Standard Companies, Inc.	213,500	$9,150,610
Applied Materials, Inc.(b)	559,900	9,803,849
		18,954,459
Medical Supplies — 1.7%
Baxter International, Inc.	349,000	13,544,690
Beckman Coulter, Inc.	88,200	4,813,074
		18,357,764
Metals & Mining — 3.6%
Alcoa, Inc.	600,500	18,351,280
Cameco Corp.(b)	353,600	12,729,600
Precision Castparts Corp.	129,100	7,668,540
		38,749,420
Pharmaceuticals — 4.2%
Abbott Laboratories	245,400	10,422,138
Pfizer, Inc.	500,020	12,460,498
Wyeth	459,500	22,294,940
		45,177,576
Restaurants — 0.9%
McDonald’s Corp.	286,200	9,833,832
Retail — 4.2%
CVS Corp.	1,225,900	36,617,633
Federated Department Stores, Inc.	112,000	8,176,000
		44,793,633
Telephone Utilities — 4.5%
AT&T, Inc.	744,028	20,118,517
BellSouth Corp.	347,900	12,054,735
Sprint Nextel Corp.	630,000	16,279,200
		48,452,452
TOTAL EQUITIES (Cost $875,879,171)		1,056,639,262

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.0%
Cash Equivalents — 6.1%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$1,914,992	$1,914,992
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	1,276,661	1,276,661
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	893,663	893,663
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	1,276,661	1,276,661
Bank of America 4.770%	05/16/2006	982,330	982,330

3

Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	$1,276,661	$1,276,661
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	1,914,991	1,914,991
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	765,996	765,996
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	2,170,323	2,170,323
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	765,996	765,996
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	2,936,320	2,936,320
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	1,914,991	1,914,991
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	1,276,661	1,276,661
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	1,914,991	1,914,991
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	1,276,661	1,276,661
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	659,641	659,641
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	1,276,661	1,276,661
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,787,325	1,787,325
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	510,664	510,664
Freddie Mac Discount Note 4.711%	05/03/2006	453,324	453,324
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	2,533,363	2,533,363
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	1,276,661	1,276,661
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,914,991	1,914,991
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	1,595,826	1,595,826
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	842,596	842,596
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,787,325	1,787,325
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	2,553,322	2,553,322
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	1,659,659	1,659,659
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	1,914,991	1,914,991

4

Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	$893,663	$893,663
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	1,276,661	1,276,661
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	638,330	638,330
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	2,553,322	2,553,322
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	893,663	893,663
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	3,906,959	3,906,959
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,787,325	1,787,325
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	2,553,322	2,553,322
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	2,553,322	2,553,322
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	1,914,991	1,914,991
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	1,276,661	1,276,661
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	1,914,991	1,914,991
			65,487,457
Repurchase Agreements — 1.9%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		20,251,342	20,251,342
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			85,738,799
TOTAL INVESTMENTS — 106.5% (Cost $961,617,970)(e)			$1,142,378,061
Other Assets/(Liabilities) — (6.5%)			(69,989,768)
NET ASSETS — 100.0%			$1,072,388,293

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)	Maturity value of $20,256,826. Collateralized by U.S. Government Agency obligations with a rate of 5.318%, and an aggregate market value, including accrued interest, of $21,263,909.
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Value Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 100.0%
COMMON STOCK
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc. Cl. A(a)	5,000	$117,250
Lamar Advertising Co.(a) (b)	7,500	394,650
		511,900
Aerospace & Defense — 5.1%
General Dynamics Corp.	4,800	307,104
Goodrich Corp.	6,700	292,187
Honeywell International, Inc.	90,100	3,853,577
Raytheon Co.	5,800	265,872
Rockwell Collins, Inc.	2,400	135,240
United Technologies Corp.	2,550	147,823
		5,001,803
Air Transportation — 0.9%
ACE Aviation Holdings, Inc. Cl. A(a)	5,000	146,365
Airtran Holdings, Inc.(a) (b)	10,200	184,722
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)(a)	3,100	99,045
JetBlue Airways Corp.(a) (b)	9,050	97,016
Southwest Airlines Co.(b)	11,700	210,483
UAL Corp.(a)	2,300	91,839
US Airways Group, Inc.(a) (b)	2,400	96,000
		925,470
Apparel, Textiles & Shoes — 0.6%
Casual Male Retail Group, Inc.(a)	5,400	52,596
Deckers Outdoor Corp.(a) (b)	4,950	200,673
Eddie Bauer Holdings, Inc.(a)	3,300	42,570
The Gymboree Corp.(a)	10,100	263,004
		558,843
Automotive & Parts — 0.4%
Ford Motor Co.(b)	26,800	213,328
General Motors Corp.(b)	2,900	61,683
Hyundai Motor Co.	1,150	96,322
		371,333
Banking, Savings & Loans — 9.8%
Banco Bradesco SA Sponsored ADR (Brazil)(b)	2,800	100,548
Bank of America Corp.	29,608	1,348,348
Capital One Financial Corp.	1,800	144,936
Fannie Mae	24,700	1,269,580
Freddie Mac	11,600	707,600
Golden West Financial Corp.(b)	2,600	176,540
Hudson City Bancorp, Inc.	16,700	221,943

1

Investors Financial Services Corp.	3,900	$182,793
JP Morgan Chase & Co.	48,806	2,032,282
Kookmin Bank Sponsored ADR (Korea)	2,800	239,456
Korea Exchange Bank(a)	9,310	117,887
Mizuho Financial Group, Inc.	17	139,243
Standard Chartered PLC	4,100	101,918
State Street Corp.	12,900	779,547
UBS AG(b)	3,100	340,907
UCBH Holdings, Inc.	12,948	244,976
W Holding Co., Inc.	6,885	54,185
Wachovia Corp.	20,657	1,157,825
Wells Fargo & Co.	4,500	287,415
		9,647,929
Beverages — 0.7%
The Coca-Cola Co.	8,500	355,895
Coca-Cola Enterprises, Inc.	9,100	185,094
Diageo PLC Sponsored ADR (United Kingdom)(b)	2,050	130,031
		671,020
Broadcasting, Publishing & Printing — 1.1%
CBS Corp. Cl. B	4,239	101,651
Clear Channel Communications, Inc.	7,850	227,728
Media General, Inc. Cl. A	3,800	177,156
Time Warner, Inc.	17,650	296,343
Univision Communications, Inc. Cl. A(a)	5,200	179,244
Viacom, Inc. Cl. B(a)	2,139	82,993
		1,065,115
Building Materials & Construction — 1.0%
Chemed Corp.	700	41,538
Interline Brands, Inc.(a)	6,000	151,380
Martin Marietta Materials, Inc.	1,300	139,139
Masco Corp.(b)	21,500	698,535
		1,030,592
Chemicals — 2.2%
Chemtura Corp.(b)	15,200	179,056
Cytec Industries, Inc.	4,100	246,041
Du Pont (E.I.) de Nemours & Co.	16,150	681,691
Georgia Gulf Corp.	5,000	129,950
Lyondell Chemical Co.(b)	7,305	145,369
Nova Chemicals Corp.	1,700	48,450
Nova Chemicals Corp. (CAD)	4,050	115,943
Praxair, Inc.	8,300	457,745
Rohm & Haas Co.	4,000	195,480
		2,199,725
Commercial Services — 3.9%
ABB Ltd. Sponsored ADR (Switzerland)(a)	5,600	70,280
Allied Waste Industries, Inc.(a) (b)	13,300	162,792
Apollo Group, Inc. Cl. A(a) (b)	1,850	97,143
The Brink’s Co.	5,600	284,256

2

Cendant Corp.	14,300	$248,105
Cintas Corp.	8,200	349,484
Dycom Industries, Inc.(a)	9,900	210,375
eBay, Inc.(a)	2,500	97,650
Ecolab, Inc.	7,100	271,220
Fluor Corp.	5,900	506,220
Jacobs Engineering Group, Inc.(a)	3,450	299,253
Paychex, Inc.	2,400	99,984
PerkinElmer, Inc.	15,600	366,132
Robert Half International, Inc.	9,470	365,637
Service Corp. International	24,000	187,200
Smiths Group PLC	11,600	198,101
		3,813,832
Communications — 1.5%
Alcatel SA Sponsored ADR (France)(a) (b)	14,300	220,220
American Tower Corp. Cl. A(a)	16,300	494,216
Lucent Technologies, Inc.(a)	51,100	155,855
Nokia Oyj Sponsored ADR (Finland)(b)	16,700	346,024
Nortel Networks Corp.(a)	60,200	183,610
Nortel Networks Corp. (CAD)(a)	18,200	55,875
		1,455,800
Computer Integrated Systems Design — 0.1%
Teradyne, Inc.(a) (b)	8,800	136,488
Computer Programming Services — 0.2%
Ceridian Corp.(a)	6,250	159,062
Infosys Technologies Ltd. Sponsored ADR (India)	900	70,074
		229,136
Computer Related Services — 0.1%
IAC/InterActiveCorp(a) (b)	2,950	86,936
Computers & Information — 1.5%
Cognos, Inc.(a)	5,300	206,170
Comverse Technology, Inc.(a)	7,050	165,886
EMC Corp.(a)	10,400	141,752
Jabil Circuit, Inc.(a) (b)	2,300	98,578
Seagate Technology(b)	15,050	396,266
Symbol Technologies, Inc.	27,100	286,718
Zebra Technologies Corp. Cl. A(a)	4,500	201,240
		1,496,610
Computers & Office Equipment — 1.7%
Hewlett-Packard Co.	45,500	1,496,950
Xerox Corp.(a) (b)	14,000	212,800
		1,709,750
Containers — 0.6%
Ball Corp.	2,400	105,192
Owens-Illinois, Inc.(a)	12,900	224,073
Smurfit-Stone Container Corp.(a)	19,025	258,169
		587,434

3

Cosmetics & Personal Care — 1.8%
Avon Products, Inc.(b)	21,250	$662,362
Colgate-Palmolive Co.	19,300	1,102,030
		1,764,392
Data Processing & Preparation — 0.4%
First Data Corp.	7,650	358,173
Diversified Financial — 0.4%
Nomura Holdings, Inc.	18,300	408,699
Electric Utilities — 0.8%
AES Corp.(a)	7,000	119,420
CMS Energy Corp.(a)	13,900	180,005
Mirant Corp.(a) (b)	8,100	202,500
PG&E Corp.	4,800	186,720
PPL Corp.	4,500	132,300
		820,945
Electrical Equipment & Electronics — 6.2%
Altera Corp.(a)	4,900	101,136
Freescale Semiconductor, Inc. Cl. A(a)	7,900	219,699
General Electric Co.	88,500	3,078,030
Gentex Corp.	5,500	96,030
Hexcel Corp.(a)	23,350	512,999
Intel Corp.	5,900	114,165
Marvell Technology Group Ltd.(a)	3,147	170,253
Micron Technology, Inc.(a)	11,600	170,752
Molex, Inc.	3,800	126,160
PMC-Sierra, Inc.(a) (b)	8,800	108,152
Rockwell Automation, Inc.	4,300	309,213
Samsung Electronics Co. Ltd.	185	119,629
Sony Corp. Sponsored ADR (Japan)	9,450	435,361
Trimble Navigation Ltd.(a)	1,600	72,080
Vishay Intertechnology, Inc.(a)	16,850	239,944
Wesco International, Inc.(a)	3,400	231,234
Xilinx, Inc.	1,400	35,644
		6,140,481
Energy — 10.3%
Amerada Hess Corp.	2,300	327,520
Apache Corp.	2,150	140,846
BJ Services Co.	9,450	326,970
Chevron Corp.	14,916	864,681
ConocoPhillips(b)	4,340	274,071
El Paso Corp.	22,650	272,933
EOG Resources, Inc.	4,500	324,000
Exxon Mobil Corp.	37,800	2,300,508
GlobalSantaFe Corp.	6,150	373,613
Halliburton Co.(b)	17,200	1,255,944
National Oilwell Varco, Inc.(a)	18,102	1,160,700
Occidental Petroleum Corp.	3,250	301,113
Quicksilver Resources, Inc.(a) (b)	14,850	574,101

4

Schlumberger Ltd.	4,900	$620,193
Ultra Petroleum Corp.(a)	1,500	93,465
Valero Energy Corp.	10,300	615,734
XTO Energy, Inc.	6,400	278,848
		10,105,240
Entertainment & Leisure — 1.3%
Gaylord Entertainment(a) (b)	3,700	167,906
Leapfrog Enterprises, Inc.(a) (b)	2,400	25,488
Live Nation, Inc.(a)	1,056	20,951
Macrovision Corp.(a)	5,600	124,040
News Corp., Inc. Cl. A	15,082	250,512
The Walt Disney Co.	24,500	683,305
		1,272,202
Financial Services — 4.5%
Apartment Investment & Management Co. Cl. A	3,190	149,611
Bear Stearns Cos., Inc.	1,100	152,570
Citigroup, Inc.	24,100	1,138,243
Doral Financial Corp.(b)	15,900	183,645
Equity Lifestyle Properties, Inc. REIT	2,300	114,425
IntercontinentalExchange, Inc.(a) (b)	100	6,905
Lehman Brothers Holdings, Inc.	2,100	303,513
Merrill Lynch & Co., Inc.	12,700	1,000,252
Morgan Stanley	13,800	866,916
Nuveen Investments, Inc. Cl. A(b)	2,450	117,968
The Charles Schwab Corp.	20,900	359,689
		4,393,737
Foods — 1.5%
Carrefour SA	1,400	74,306
The Kroger Co.(a)	34,550	703,438
McCormick & Co., Inc.	5,800	196,388
Nestle SA	814	241,549
Safeway, Inc.	8,200	205,984
Sysco Corp.	2,300	73,715
		1,495,380
Forest Products & Paper — 0.3%
Packaging Corp. of America	12,200	273,768
Healthcare — 0.4%
Community Health Systems, Inc.(a)	3,600	130,140
UnitedHealth Group, Inc.	4,300	240,198
		370,338
Heavy Machinery — 0.0%
Atlas Copco AB Cl. A	1,800	50,543
Industrial - Diversified — 0.8%
Cooper Industries Ltd. Cl. A	1,500	130,350
Tyco International Ltd.	23,350	627,648
		757,998

5

Information Retrieval Services — 0.6%
Google, Inc. Cl. A(a)	1,025	$399,750
WebMD Health Corp. Cl. A(a) (b)	2,200	91,608
Yahoo!, Inc.(a)	3,700	119,362
		610,720
Insurance — 9.3%
ACE Ltd.	20,800	1,081,808
American International Group, Inc.	59,000	3,899,310
Aspen Insurance Holdings Ltd.	7,700	189,882
Berkley (W.R.) Corp.	12,200	708,332
Endurance Specialty Holdings Ltd.	2,900	94,395
The Hartford Financial Services Group, Inc.	12,400	998,820
Healthspring, Inc.(a)	200	3,722
Hilb, Rogal & Hobbs Co.	5,750	237,015
Muenchener Rueckversicherungs AG	1,000	141,613
PartnerRe Ltd.	9,000	558,810
Platinum Underwriters Holdings Ltd.	6,800	197,880
Scottish Re Group Ltd.	5,500	136,455
St. Paul Travelers Cos.	9,300	388,647
Swiss Reinsurance	2,125	148,312
The Navigators Group, Inc.(a)	1,200	59,520
XL Capital Ltd. Cl. A(b)	4,500	288,495
		9,133,016
Internet Content — 0.2%
BEA Systems, Inc.(a)	13,400	175,942
Internet Software — 0.1%
Covad Communications Group, Inc.(a)	50,000	96,500
Lodging — 0.1%
Las Vegas Sands Corp.(a) (b)	900	50,994
Machinery & Components — 1.4%
Chicago Bridge & Iron Co. NV	2,900	69,600
Deere & Co.	6,650	525,683
Flowserve Corp.(a)	1,500	87,510
FMC Technologies, Inc.(a)	4,500	230,490
Smith International, Inc.	10,900	424,664
		1,337,947
Medical Supplies — 4.2%
Agilent Technologies, Inc.(a)	15,250	572,638
Allergan, Inc.	1,450	157,325
Bard (C.R.), Inc.(b)	1,700	115,277
Baxter International, Inc.	34,150	1,325,362
Boston Scientific Corp.(a)	3,600	82,980
Cooper Cos., Inc.(b)	1,500	81,045
Dionex Corp.(a)	2,700	165,996
Illumina, Inc.(a)	6,000	142,500
Medtronic, Inc.	3,500	177,625
Thermo Electron Corp.(a)	17,500	649,075

6

Varian, Inc.(a)	3,700	$152,366
Waters Corp.(a)	12,200	526,430
		4,148,619
Metals & Mining — 2.5%
Alcoa, Inc.	16,400	501,184
Allegheny Technologies, Inc.	1,800	110,124
Consol Energy, Inc.	2,100	155,736
Freeport-McMoRan Copper & Gold, Inc. Cl. B	2,900	173,333
International Coal Group, Inc.(a)	4,600	44,804
Massey Energy Co.	5,500	198,385
Mittal Steel Co. NV Cl. A ADR (Netherlands)(b)	6,700	252,925
Newmont Mining Corp.	11,650	604,519
Oregon Steel Mills, Inc.(a)	6,100	312,137
Watts Water Technologies, Inc. Cl. A	2,700	98,118
		2,451,265
Oil & Gas — 0.5%
Pride International, Inc.(a)	16,400	511,352
Pharmaceuticals — 7.1%
Alkermes, Inc.(a)	1,700	37,485
Alnylam Pharmaceuticals, Inc.(a) (b)	16,000	281,440
Amgen, Inc.(a)	1,200	87,300
Biogen Idec, Inc.(a)	6,850	322,635
BioMarin Pharmaceuticals, Inc.(a)	7,100	95,282
Cephalon, Inc.(a) (b)	14,900	897,725
Genentech, Inc.(a)	950	80,285
ImClone Systems, Inc.(a)	4,150	141,183
Inverness Medical Innovations, Inc.(a) (b)	5,300	152,269
Johnson & Johnson	3,650	216,153
McKesson Corp.	1,900	99,047
MedImmune, Inc.(a)	4,100	149,978
Merck & Co., Inc.	27,800	979,394
Pfizer, Inc.	76,400	1,903,888
Schering-Plough Corp.	23,400	444,366
Teva Pharmaceutical Sponsored ADR (Israel)	5,650	232,667
Theravance, Inc.(a)	900	25,236
Wyeth	18,300	887,916
		7,034,249
Photography Equipment/Supplies — 1.1%
Eastman Kodak Co.(b)	37,100	1,055,124
Prepackaged Software — 1.5%
CA, Inc.	41	1,116
Electronic Arts, Inc.(a)	2,700	147,744
Emdeon Corp.(a) (b)	15,000	162,000
Microsoft Corp.	14,450	393,185
NAVTEQ Corp.(a) (b)	7,050	357,083
Symantec Corp.(a)	12,300	207,009
TradeStation Group, Inc.(a) (b)	13,700	189,334
		1,457,471

7

Real Estate — 0.7%
Equity Residential REIT	7,150	$334,549
General Growth Properties, Inc. REIT	7,630	372,878
		707,427
Restaurants — 0.8%
McDonald’s Corp.	16,700	573,812
Red Robin Gourmet Burgers, Inc.(a) (b)	5,050	238,360
Tim Hortons, Inc.(a) (b)	100	2,655
		814,827
Retail — 4.4%
99 Cents Only Stores(a)	12,500	169,500
Best Buy Co., Inc.	10,500	587,265
Circuit City Stores, Inc.(b)	4,600	112,608
Coldwater Creek, Inc.(a)	7,800	216,840
CVS Corp.	8,600	256,882
Family Dollar Stores, Inc.	7,200	191,520
Federated Department Stores, Inc.	8,300	605,900
The Home Depot, Inc.	19,450	822,735
KarstadtQuelle AG(a) (b)	6,200	145,420
Kohl’s Corp.(a)	2,900	153,729
Lotte Shopping Co. Ltd. GDR (Korea)(a) (b) (c)	6,800	139,268
Office Depot, Inc.(a)	2,100	78,204
Pier 1 Imports, Inc.(b)	4,500	52,245
Saks, Inc.(a)	8,500	164,050
Staples, Inc.	8,500	216,920
The TJX Cos., Inc.	3,800	94,316
Wal-Mart Stores, Inc.	6,100	288,164
		4,295,566
Telephone Utilities — 2.8%
AT&T, Inc.	46,950	1,269,528
Leap Wireless International, Inc.(a)	2,100	91,539
Mastec, Inc.(a)	10,500	148,785
Sprint Nextel Corp.	31,066	802,745
TELUS Corp. (CAD)	1,800	70,583
Verizon Communications, Inc.	11,500	391,690
		2,774,870
Tobacco — 1.2%
Altria Group, Inc.	16,400	1,162,104
Transportation — 0.8%
EGL, Inc.(a)	4,600	207,000
Norfolk Southern Corp.	5,800	313,606
Old Dominion Freight Line, Inc.(a)	1,900	51,205
OMI Corp.(b)	8,900	160,378
Overseas Shipholding Group, Inc.	2,100	100,653
		832,842

8

Travel — 0.1%
Expedia, Inc.(a) (b)	2,550	$51,689
TOTAL EQUITIES (Cost $86,618,356)		98,414,136

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.5%
Cash Equivalents — 11.3%(d)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$325,282	$325,282
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	216,853	216,853
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	151,797	151,797
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	216,853	216,853
Bank of America 4.770%	05/16/2006	166,858	166,858
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	216,853	216,853
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	325,280	325,280
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	130,112	130,112
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	368,651	368,651
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	130,112	130,112
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	498,763	498,763
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	325,280	325,280
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	216,853	216,853
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	325,280	325,280
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	216,853	216,853
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	112,046	112,046
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	216,853	216,853
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	303,595	303,595
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	86,741	86,741

9

Freddie Mac Discount Note 4.711%	05/03/2006	$77,001	$77,001
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	430,317	430,317
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	216,853	216,853
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	325,280	325,280
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	271,067	271,067
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	143,123	143,123
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	303,595	303,595
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	433,707	433,707
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	281,909	281,909
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	325,280	325,280
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	151,797	151,797
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	216,853	216,853
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	108,427	108,427
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	433,707	433,707
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	151,797	151,797
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	663,635	663,635
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	303,595	303,595
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	433,707	433,707
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	433,707	433,707
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	325,280	325,280
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	216,853	216,853
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	325,280	325,280
			11,123,685

10

Repurchase Agreements — 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(e)	$186,596	$186,596
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		11,310,281
TOTAL INVESTMENTS — 111.5% (Cost $97,928,637)(f)		$109,724,417
Other Assets/(Liabilities) — (11.5%)		(11,322,709)
NET ASSETS — 100.0%		$98,401,708

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $139,268 or 0.1% of net assets.

(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $186,647. Collateralized by U.S. Government Agency obligation with a rate of 5.625%, maturity date of 03/25/2017, and an aggregate market value, including accrued interest, of $195,926.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select Large Cap Value Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)	64,900	$3,894,000
Automotive & Parts — 1.7%
Harley-Davidson, Inc.(a)	482,900	25,052,852
Banking, Savings & Loans — 15.1%
Commerce Bancorp, Inc.(a)	239,600	8,781,340
Fifth Third Bancorp	276,400	10,879,104
Golden West Financial Corp.	698,500	47,428,150
HSBC Holdings PLC	2,549,292	42,737,416
JP Morgan Chase & Co.	1,436,488	59,815,360
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)(a)	260,800	10,038,192
State Street Corp.	50,500	3,051,715
Wells Fargo & Co.	593,700	37,919,619
		220,650,896
Beverages — 1.9%
Diageo PLC Sponsored ADR (United Kingdom)(a)	269,200	17,075,356
Heineken Holding NV Cl. A	327,550	11,257,422
		28,332,778
Broadcasting, Publishing & Printing — 4.1%
Comcast Corp., Special Cl. A(a) (b)	1,373,700	35,881,044
Gannett Co., Inc.(a)	71,600	4,290,272
Lagardere S.C.A. SA	170,000	13,229,158
Liberty Media Corp. Cl. A(b)	883,600	7,254,356
		60,654,830
Building Materials & Construction — 1.8%
Martin Marietta Materials, Inc.	138,200	14,791,546
Vulcan Materials Co.	136,700	11,845,055
		26,636,601
Commercial Services — 5.4%
Apollo Group, Inc. Cl. A(b)	2,900	152,279
Block (H&R), Inc.(a)	822,000	17,796,300
Cosco Pacific Ltd.	2,136,000	4,262,767
Dun & Bradstreet Corp.(b)	143,050	10,969,074
Iron Mountain, Inc.(b)	544,500	22,182,930
Moody’s Corp.	329,500	23,546,070
		78,909,420

1

Communications — 1.4%
Nokia Oyj Sponsored ADR (Finland)	198,000	$4,102,560
NTL, Inc.(b)	273,638	7,965,602
SK Telecom Co., Ltd. ADR (South Korea)(a)	348,800	8,228,192
		20,296,354
Computer Related Services — 0.2%
IAC/InterActiveCorp(b)	104,948	3,092,818
Computers & Information — 1.4%
Dell, Inc.(b)	424,400	12,630,144
Lexmark International, Inc.(a) (b)	177,100	8,036,798
		20,666,942
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	269,300	8,859,970
Containers — 2.3%
Sealed Air Corp.(a)	579,000	33,506,730
Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	397,700	12,396,309
Energy — 11.5%
BHP Billiton PLC	199,200	3,672,138
ConocoPhillips(a)	789,992	49,887,995
Devon Energy Corp.	540,000	33,031,800
EOG Resources, Inc.(a)	461,600	33,235,200
Occidental Petroleum Corp.	368,800	34,169,320
Transocean, Inc.(b)	177,500	14,253,250
		168,249,703
Entertainment & Leisure — 0.9%
News Corp., Inc. Cl. A	816,500	13,562,065
Financial Services — 12.2%
American Express Co.	1,283,800	67,463,690
Ameriprise Financial, Inc.	344,360	15,516,862
Berkshire Hathaway, Inc. Cl. A(b)	594	53,667,900
Citigroup, Inc.	695,300	32,839,019
Morgan Stanley	150,900	9,479,538
		178,967,009
Foods — 0.7%
The Hershey Co.(a)	190,000	9,923,700
Healthcare — 2.9%
Caremark Rx, Inc.(b)	338,200	16,632,676
HCA, Inc.	549,600	25,166,184
		41,798,860
Household Products — 0.2%
Hunter Douglas NV	45,362	3,010,199
Industrial - Diversified — 4.1%
Tyco International Ltd.	2,242,724	60,284,421

2

Insurance — 12.7%
American International Group, Inc.	1,007,800	$66,605,502
Aon Corp.	307,300	12,756,023
Chubb Corp.	43,100	4,113,464
Loews Corp.	292,700	29,621,240
Markel Corp.(a) (b)	3,000	1,013,040
Marsh & McLennan Cos., Inc.	335,000	9,835,600
Principal Financial Group, Inc.	99,600	4,860,480
Progressive Corp.	379,700	39,587,522
Sun Life Financial, Inc.(a)	59,800	2,545,088
Transatlantic Holdings, Inc.	255,462	14,931,754
		185,869,713
Metals & Mining — 0.3%
Rio Tinto PLC	70,700	3,643,634
Pharmaceuticals — 1.1%
Cardinal Health, Inc.	218,000	16,245,360
Prepackaged Software — 2.0%
Microsoft Corp.	1,100,700	29,950,047
Retail — 6.4%
Costco Wholesale Corp.	1,170,300	63,383,448
Wal-Mart Stores, Inc.	637,600	30,120,224
		93,503,672
Telephone Utilities — 1.0%
Sprint Nextel Corp.	586,800	15,162,912
Tobacco — 4.5%
Altria Group, Inc.	919,200	65,134,512
Transportation — 1.4%
China Merchants Holdings International Co. Ltd.	2,466,000	7,114,999
Kuehne & Nagel International AG	14,150	4,584,006
United Parcel Service, Inc. Cl. B	109,800	8,715,924
		20,414,929
Travel — 0.2%
Expedia, Inc.(a) (b)	108,948	2,208,376
TOTAL EQUITIES (Cost $1,123,923,894)		1,450,879,612

3

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 13.7%
Cash Equivalents — 12.6%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$5,393,502	$5,393,502
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	3,595,668	3,595,668
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	2,516,968	2,516,968
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	3,595,668	3,595,668
Bank of America 4.770%	05/16/2006	2,766,696	2,766,696
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	3,595,668	3,595,668
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	5,393,502	5,393,502
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	2,157,401	2,157,401
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	6,112,636	6,112,636
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	2,157,401	2,157,401
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	8,270,037	8,270,037
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	5,393,502	5,393,502
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	3,595,668	3,595,668
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	5,393,502	5,393,502
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	3,595,668	3,595,668
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	1,857,855	1,857,855
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	3,595,668	3,595,668
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	5,033,936	5,033,936
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	1,438,267	1,438,267
Freddie Mac Discount Note 4.711%	05/03/2006	1,276,769	1,276,769
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	7,135,124	7,135,124
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	3,595,668	3,595,668

4

Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	$5,393,502	$5,393,502
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	4,494,585	4,494,585
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	2,373,141	2,373,141
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	5,033,936	5,033,936
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	7,191,336	7,191,336
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	4,674,369	4,674,369
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	5,393,502	5,393,502
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	2,516,968	2,516,968
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	3,595,668	3,595,668
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	1,797,834	1,797,834
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	7,191,337	7,191,337
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	2,516,968	2,516,968
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	11,003,807	11,003,807
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	5,033,936	5,033,936
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	7,191,337	7,191,337
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	7,191,337	7,191,337
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	5,393,502	5,393,502
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	3,595,668	3,595,668
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	5,393,502	5,393,502
			184,443,009

5

Repurchase Agreements — 1.1%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)	$16,565,840	$16,565,840
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		201,008,849
TOTAL INVESTMENTS — 112.8% (Cost $1,324,932,743)(e)		$1,651,888,461
Other Assets/(Liabilities) — (12.8%)		(187,345,119)
NET ASSETS — 100.0%		$1,464,543,342

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $16,570,327. Collateralized by a U.S. Government Agency obligation with a rate of 5.368%, maturity date of 01/25/2033, and an aggregate market value, including accrued interest, of $17,394,132.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Indexed Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a)	69,133	$660,910
Monster Worldwide, Inc.(a)	21,818	1,087,845
Omnicom Group, Inc.	30,014	2,498,665
		4,247,420
Aerospace & Defense — 2.2%
Boeing Co.	134,840	10,508,081
General Dynamics Corp.	67,708	4,331,958
Goodrich Corp.	21,290	928,457
Honeywell International, Inc.	140,010	5,988,228
Lockheed Martin Corp.	60,407	4,538,378
Northrop Grumman Corp.	59,078	4,034,437
Raytheon Co.	74,600	3,419,664
Rockwell Collins, Inc.	28,832	1,624,683
United Technologies Corp.	171,162	9,922,261
		45,296,147
Air Transportation — 0.1%
Southwest Airlines Co.	122,465	2,203,145
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	63,800	2,206,204
The Gap, Inc.	96,703	1,806,412
Jones Apparel Group, Inc.	18,189	643,345
Limited Brands	58,259	1,425,015
Liz Claiborne, Inc.(b)	17,292	708,626
Nike, Inc. Cl. B	31,883	2,713,243
Nordstrom, Inc.	37,376	1,464,392
VF Corp.	16,202	921,894
		11,889,131
Automotive & Parts — 0.6%
AutoNation, Inc.(a) (b)	32,800	706,840
Cooper Tire & Rubber Co.	12,730	182,548
Ford Motor Co.	314,114	2,500,347
General Motors Corp.(b)	95,245	2,025,861
Genuine Parts Co.	28,112	1,232,149
The Goodyear Tire & Rubber Co.(a) (b)	28,776	416,676
Harley-Davidson, Inc.	45,936	2,383,160
Navistar International Corp.(a)	10,309	284,322
Paccar, Inc.	28,804	2,030,106
		11,762,009

1

Banking, Savings & Loans — 9.1%
AmSouth Bancorporation(b)	56,694	$1,533,573
Bank of America Corp.	782,776	35,647,619
Bank of New York Co., Inc.	130,003	4,685,308
BB&T Corp.	93,216	3,654,067
Capital One Financial Corp.	50,446	4,061,912
Comerica, Inc.	29,576	1,714,521
Compass Bancshares, Inc.	23,000	1,164,030
Fannie Mae	163,079	8,382,261
Fifth Third Bancorp	97,188	3,825,320
First Horizon National Corp.(b)	23,000	957,950
Freddie Mac	116,428	7,102,108
Golden West Financial Corp.	43,358	2,944,008
JP Morgan Chase & Co.	587,448	24,461,335
KeyCorp	67,168	2,471,782
M&T Bank Corp.	14,400	1,643,616
Marshall and Ilsley Corp.	33,500	1,459,930
Mellon Financial Corp.	68,468	2,437,461
National City Corp.	95,871	3,345,898
North Fork Bancorporation, Inc.	80,200	2,312,166
Northern Trust Corp.	30,893	1,621,882
Regions Financial Corp.	75,642	2,660,329
SLM Corp.	70,331	3,652,992
Sovereign Bancorp, Inc.	58,990	1,292,471
State Street Corp.	55,068	3,327,759
SunTrust Banks, Inc.	61,634	4,484,490
Synovus Financial Corp.	50,199	1,359,891
U.S. Bancorp	303,534	9,257,787
Wachovia Corp.	273,415	15,324,911
Washington Mutual, Inc.	167,099	7,121,759
Wells Fargo & Co.	282,437	18,039,251
Zions Bancorp	16,500	1,365,045
		183,313,432
Beverages — 2.0%
Anheuser-Busch Cos., Inc.	129,696	5,547,098
Brown-Forman Corp. Cl. B	14,942	1,150,086
The Coca-Cola Co.	347,172	14,536,092
Coca-Cola Enterprises, Inc.	50,343	1,023,977
Constellation Brands, Inc. Cl. A(a)	32,500	814,125
Molson Coors Brewing Co. Cl. B	10,265	704,384
The Pepsi Bottling Group, Inc.	25,482	774,398
PepsiCo, Inc.	279,166	16,133,003
		40,683,163
Broadcasting, Publishing & Printing — 2.2%
CBS Corp. Cl. B	130,209	3,122,412
Clear Channel Communications, Inc.	87,721	2,544,786
Comcast Corp. Cl. A(a) (b)	360,396	9,427,959
Dow Jones & Co., Inc.(b)	9,857	387,380
Gannett Co., Inc.(b)	40,471	2,425,022

2

Knight Ridder, Inc.	12,637	$798,785
The McGraw-Hill Cos., Inc.	62,388	3,594,797
Meredith Corp.	5,689	317,389
New York Times Co. Cl. A(b)	23,000	582,130
The Scripps (E.W.) Co. Cl. A	14,400	643,824
Time Warner, Inc.	759,294	12,748,546
Tribune Co.	44,295	1,215,012
Univision Communications, Inc. Cl. A(a)	37,700	1,299,519
Viacom, Inc. Cl. B(a)	130,209	5,052,109
		44,159,670
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.(b)	18,184	494,605
Masco Corp.(b)	72,992	2,371,510
Vulcan Materials Co.	16,678	1,445,149
		4,311,264
Chemicals — 1.4%
Air Products & Chemicals, Inc.	37,005	2,486,366
Dow Chemical Co.	163,020	6,618,612
Du Pont (E.I.) de Nemours & Co.	155,150	6,548,881
Eastman Chemical Co.	14,135	723,429
Engelhard Corp.	19,725	781,307
Hercules, Inc.(a)	16,489	227,548
International Flavors & Fragrances, Inc.	14,182	486,726
Monsanto Co.	45,424	3,849,684
PPG Industries, Inc.	27,708	1,755,302
Praxair, Inc.	53,456	2,948,098
Rohm & Haas Co.	24,284	1,186,759
Tronox, Inc. Cl. B(a)	6,385	108,477
		27,721,189
Commercial Services — 1.6%
Allied Waste Industries, Inc.(a) (b)	36,834	450,848
Apollo Group, Inc. Cl. A(a)	23,900	1,254,989
Block (H&R), Inc.	53,296	1,153,858
Cendant Corp.	169,944	2,948,528
Cintas Corp.(b)	23,900	1,018,618
Convergys Corp.(a)	20,871	380,061
Donnelley (R.R.) & Sons Co.	34,815	1,139,147
eBay, Inc.(a)	194,400	7,593,264
Ecolab, Inc.	33,258	1,270,456
Equifax, Inc.	23,249	865,793
Fluor Corp.	14,135	1,212,783
Moody’s Corp.	42,072	3,006,465
Paychex, Inc.	56,306	2,345,708
PerkinElmer, Inc.	20,474	480,525
Quest Diagnostics, Inc.	27,770	1,424,601
Robert Half International, Inc.(b)	27,900	1,077,219

3

Ryder System, Inc.(b)	10,705	$479,370
Waste Management, Inc.	93,097	3,286,324
		31,388,557
Communications — 1.2%
ADC Telecommunications, Inc.(a)	21,270	544,299
Andrew Corp.(a) (b)	30,142	370,144
Avaya, Inc.(a) (b)	70,875	800,887
Ciena Corp.(a) (b)	98,100	511,101
Citizens Communications Co.	54,100	717,907
L-3 Communications Holdings, Inc.	19,800	1,698,642
Lucent Technologies, Inc.(a) (b)	743,752	2,268,444
Network Appliance, Inc.(a) (b)	63,038	2,271,259
Qualcomm, Inc.	279,118	14,126,162
Tellabs, Inc.(a)	75,923	1,207,176
		24,516,021
Communications Equipment — 0.5%
Motorola, Inc.	421,302	9,652,029
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	38,912	1,498,890
Computer Sciences Corp.(a)	32,296	1,794,043
Parametric Technology Corp.(a)	17,475	285,367
Sun Microsystems, Inc.(a)	583,304	2,992,350
Teradyne, Inc.(a) (b)	36,406	564,657
Unisys Corp.(a) (b)	54,051	372,411
		7,507,718
Computer Programming Services — 0.0%
VeriSign, Inc.(a)	41,500	995,585
Computers & Information — 3.8%
Apple Computer, Inc.(a)	143,550	9,003,456
Cisco Systems, Inc.(a)	1,036,587	22,462,840
Comverse Technology, Inc.(a)	33,129	779,525
Dell, Inc.(a)	396,648	11,804,244
EMC Corp.(a)	400,533	5,459,265
Gateway, Inc.(a)	48,768	106,802
International Business Machines Corp.	264,102	21,780,492
International Game Technology	58,156	2,048,254
Jabil Circuit, Inc.(a)	29,600	1,268,656
Lexmark International, Inc.(a)	19,428	881,643
Solectron Corp.(a)	159,353	637,412
Symbol Technologies, Inc.	41,722	441,419
		76,674,008
Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.(b)	87,423	2,345,559
Hewlett-Packard Co.	476,652	15,681,851
Pitney Bowes, Inc.	37,255	1,599,357
Xerox Corp.(a)	159,977	2,431,650
		22,058,417

4

Containers — 0.2%
Ball Corp.	17,608	$771,759
Bemis Co., Inc.	15,988	504,901
Pactiv Corp.(a) (b)	23,598	579,095
Sealed Air Corp.	13,948	807,171
Temple-Inland, Inc.	18,886	841,371
		3,504,297
Cosmetics & Personal Care — 2.2%
Alberto-Culver Co.	12,847	568,223
Avon Products, Inc.	78,538	2,448,029
Colgate-Palmolive Co.	86,819	4,957,365
Kimberly-Clark Corp.	77,681	4,489,962
The Procter & Gamble Co.	554,323	31,940,091
The Estee Lauder Cos., Inc. Cl. A	20,400	758,676
		45,162,346
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	20,100	1,199,166
Automatic Data Processing, Inc.	96,708	4,417,621
First Data Corp.	129,251	6,051,532
Fiserv, Inc.(a)	33,001	1,404,193
IMS Health, Inc.	36,625	943,826
NCR Corp.(a)	30,436	1,271,920
		15,288,258
Electric Utilities — 2.8%
AES Corp.(a)	108,153	1,845,090
Allegheny Energy, Inc.(a)	26,600	900,410
Ameren Corp.(b)	33,242	1,656,116
American Electric Power Co.	65,708	2,235,386
CenterPoint Energy, Inc.(b)	51,722	617,043
Cinergy Corp.	34,981	1,588,487
CMS Energy Corp.(a)	35,854	464,309
Consolidated Edison, Inc.(b)	42,274	1,838,919
Constellation Energy Group, Inc.	29,264	1,601,033
Dominion Resources, Inc.(b)	58,520	4,039,636
DTE Energy Co.	29,052	1,164,695
Duke Energy Corp.(b)	157,098	4,579,407
Edison International	57,087	2,350,843
Entergy Corp.	34,706	2,392,632
Exelon Corp.(b)	112,448	5,948,499
FirstEnergy Corp.	57,987	2,835,564
FPL Group, Inc.	66,230	2,658,472
NiSource, Inc.	43,285	875,223
PG&E Corp.(b)	60,481	2,352,711
Pinnacle West Capital Corp.	15,350	600,185
PPL Corp.	62,410	1,834,854
Progress Energy, Inc.(b)	44,121	1,940,442
Public Service Enterprise Group, Inc.	42,482	2,720,547
Southern Co.(b)	129,046	4,228,837

5

Teco Energy, Inc.	32,900	$530,348
TXU Corp.	77,932	3,488,236
		57,287,924
Electrical Equipment & Electronics — 6.3%
Advanced Micro Devices, Inc.(a)	80,742	2,677,405
Altera Corp.(a) (b)	61,004	1,259,123
American Power Conversion Corp.	28,942	668,850
Analog Devices, Inc.	61,825	2,367,279
Applied Micro Circuits Corp.(a)	48,600	197,802
Broadcom Corp. Cl. A(a)	74,000	3,193,840
Emerson Electric Co.	69,354	5,800,075
Freescale Semiconductor, Inc. Cl. B(a)	67,309	1,869,171
General Electric Co.	1,756,675	61,097,156
Intel Corp.	991,432	19,184,209
JDS Uniphase Corp.(a)	283,576	1,182,512
Johnson Controls, Inc.	31,902	2,422,319
KLA-Tencor Corp.(b)	33,328	1,611,742
Linear Technology Corp.	51,949	1,822,371
LSI Logic Corp.(a) (b)	63,842	738,014
Maxim Integrated Products, Inc.	53,999	2,006,063
Micron Technology, Inc.(a) (b)	103,380	1,521,754
Molex, Inc.	24,847	824,920
National Semiconductor Corp.(b)	57,324	1,595,900
Novellus Systems, Inc.(a)	25,031	600,744
Nvidia Corp.(a)	29,200	1,671,992
PMC-Sierra, Inc.(a)	33,079	406,541
QLogic Corp.(a)	29,600	572,760
Rockwell Automation, Inc.	30,132	2,166,792
Sanmina-SCI Corp.(a)	97,624	400,258
Texas Instruments, Inc.	269,669	8,756,152
Xilinx, Inc.	58,568	1,491,141
		128,106,885
Energy — 9.6%
Amerada Hess Corp.(b)	13,360	1,902,464
Anadarko Petroleum Corp.	38,854	3,924,643
Apache Corp.	55,156	3,613,270
Ashland, Inc.	11,825	840,521
BJ Services Co.(b)	54,600	1,889,160
Burlington Resources, Inc.	63,360	5,823,418
Chesapeake Energy Corp.(b)	63,000	1,978,830
Chevron Corp.(b)	375,216	21,751,272
ConocoPhillips(b)	232,310	14,670,376
Devon Energy Corp.	74,500	4,557,165
Dynegy, Inc., Cl. A(a) (b)	48,037	230,578
El Paso Corp.	108,935	1,312,667
EOG Resources, Inc.(b)	40,500	2,916,000
Exxon Mobil Corp.	1,029,098	62,630,904
Halliburton Co.(b)	86,984	6,351,572
Kerr-McGee Corp.	18,993	1,813,452

6

KeySpan Corp.	29,400	$1,201,578
Kinder Morgan, Inc.	17,900	1,646,621
Marathon Oil Corp.	61,757	4,704,031
Murphy Oil Corp.	27,300	1,360,086
Nabors Industries Ltd.(a)	25,869	1,851,703
National Oilwell Varco, Inc.(a)	29,500	1,891,540
Nicor, Inc.(b)	5,882	232,692
Noble Corp.	22,800	1,849,080
Occidental Petroleum Corp.	72,551	6,721,850
Peoples Energy Corp.(b)	4,962	176,846
Rowan Companies, Inc.	18,366	807,369
Schlumberger Ltd.	99,605	12,607,005
Sempra Energy	45,761	2,126,056
Sunoco, Inc.	22,612	1,754,013
Transocean, Inc.(a)	54,772	4,398,192
Valero Energy Corp.	105,000	6,276,900
Weatherford International Ltd.(a)	58,800	2,690,100
The Williams Companies, Inc.	98,991	2,117,417
Xcel Energy, Inc.(b)	65,387	1,186,774
XTO Energy, Inc.	61,166	2,665,003
		194,471,148
Entertainment & Leisure — 0.9%
Brunswick Corp.	16,555	643,327
Harrah’s Entertainment, Inc.	30,416	2,371,231
News Corp., Inc. Cl. A	404,500	6,718,745
The Walt Disney Co.	324,470	9,049,468
		18,782,771
Financial Services — 6.0%
American Express Co.	208,560	10,959,828
Ameriprise Financial, Inc.	41,692	1,878,642
Apartment Investment & Management Co. Cl. A	18,000	844,200
Archstone-Smith Trust	34,300	1,672,811
Bear Stearns Cos., Inc.	19,695	2,731,697
CIT Group, Inc.	33,700	1,803,624
Citigroup, Inc.	841,141	39,727,089
Countrywide Financial Corp.	101,598	3,728,647
E*TRADE Financial Corp.(a)	70,400	1,899,392
Federated Investors, Inc. Cl. B	13,400	523,270
Franklin Resources, Inc.	24,830	2,339,979
The Goldman Sachs Group, Inc.	73,500	11,536,560
Huntington Bancshares, Inc.	46,621	1,124,965
Janus Capital Group, Inc.	37,194	861,785
Lehman Brothers Holdings, Inc.	45,518	6,578,717
Merrill Lynch & Co., Inc.	154,770	12,189,685
Morgan Stanley	180,999	11,370,357
PNC Financial Services Group, Inc.	48,513	3,265,410

7

Price (T. Rowe) Group, Inc.	22,013	$1,721,637
Public Storage, Inc.(b)	15,200	1,234,696
The Charles Schwab Corp.	173,905	2,992,905
		120,985,896
Food Retailers — 0.3%
Starbucks Corp.(a)	128,596	4,840,353
SuperValu, Inc.	23,532	725,256
		5,565,609
Foods — 1.4%
Archer-Daniels-Midland Co.	109,679	3,690,698
Campbell Soup Co.	30,846	999,410
ConAgra Foods, Inc.	85,169	1,827,727
General Mills, Inc.	61,751	3,129,541
Heinz (H. J.) Co.	56,422	2,139,522
The Hershey Co.(b)	30,384	1,586,956
Kellogg Co.	43,216	1,903,233
The Kroger Co.(a)	120,475	2,452,871
McCormick & Co., Inc.	21,000	711,060
Safeway, Inc.	78,777	1,978,878
Sara Lee Corp.	129,636	2,317,892
Sysco Corp.	104,378	3,345,315
Tyson Foods, Inc. Cl. A(b)	41,600	571,584
Wrigley (Wm.) Jr. Co.	31,404	2,009,856
		28,664,543
Forest Products & Paper — 0.4%
International Paper Co.	81,251	2,808,847
MeadWestvaco Corp.	30,750	839,782
Plum Creek Timber Co., Inc.	29,500	1,089,435
Weyerhaeuser Co.	41,011	2,970,427
		7,708,491
Healthcare — 1.4%
Caremark Rx, Inc.(a)	75,600	3,718,008
Coventry Health Care, Inc.(a)	26,490	1,429,930
Express Scripts, Inc.(a)	24,700	2,171,130
HCA, Inc.	67,688	3,099,434
Health Management Associates, Inc. Cl. A(b)	40,700	877,899
Humana, Inc.(a)	27,796	1,463,459
Laboratory Corp. of America Holdings(a)	21,800	1,274,864
Manor Care, Inc.	14,481	642,232
Tenet Healthcare Corp.(a)	76,128	561,825
UnitedHealth Group, Inc.	228,596	12,769,373
		28,008,154

8

Home Construction, Furnishings & Appliances — 0.5%
Centex Corp.	20,810	$1,290,012
D.R. Horton, Inc.	45,100	1,498,222
Harman International Industries, Inc.	11,100	1,233,543
KB Home(b)	13,070	849,289
Leggett & Platt, Inc.	30,747	749,304
Lennar Corp. Cl. A(b)	22,600	1,364,588
Maytag Corp.	13,938	297,298
Pulte Homes, Inc.(b)	35,792	1,375,129
Whirlpool Corp.(b)	11,029	1,008,823
		9,666,208
Household Products — 0.7%
Black & Decker Corp.	12,950	1,125,226
The Clorox Co.	24,515	1,467,223
Corning, Inc.(a)	261,261	7,030,534
Fortune Brands, Inc.	24,080	1,941,570
Newell Rubbermaid, Inc.	45,971	1,158,009
Snap-on, Inc.(b)	8,403	320,322
The Stanley Works	13,555	686,696
The Sherwin-Williams Co.	18,989	938,816
		14,668,396
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	13,766	1,037,268
Industrial - Diversified — 1.6%
3M Co.	127,198	9,627,617
Cooper Industries Ltd. Cl. A	14,965	1,300,459
Danaher Corp.	39,700	2,522,935
Eaton Corp.	25,256	1,842,930
Illinois Tool Works, Inc.(b)	34,533	3,325,873
ITT Industries, Inc.	30,910	1,737,760
Textron, Inc.	21,955	2,050,377
Tyco International Ltd.	339,654	9,129,900
		31,537,851
Information Retrieval Services — 1.0%
Google, Inc. Cl. A(a)	34,300	13,377,000
Yahoo!, Inc.(a)	213,220	6,878,477
		20,255,477
Insurance — 5.4%
ACE Ltd.	53,500	2,782,535
Aetna, Inc.	95,596	4,697,587
AFLAC, Inc.	84,638	3,819,713
Allstate Corp.	108,715	5,665,139
Ambac Financial Group, Inc.	18,900	1,504,440
American International Group, Inc.	437,508	28,914,904
Aon Corp.	55,352	2,297,662
Chubb Corp.	32,709	3,121,747
Cigna Corp.	20,388	2,663,081
Cincinnati Financial Corp.	27,885	1,173,122

9

Genworth Financial, Inc. Cl. A	62,900	$2,102,747
The Hartford Financial Services Group, Inc.	50,834	4,094,679
Jefferson-Pilot Corp.(b)	21,673	1,212,388
Lincoln National Corp.	29,139	1,590,698
Loews Corp.	23,648	2,393,178
Marsh & McLennan Cos., Inc.	90,952	2,670,351
MBIA, Inc.(b)	23,611	1,419,729
Metlife, Inc.	127,700	6,176,849
MGIC Investment Corp.	15,087	1,005,247
Principal Financial Group, Inc.	46,100	2,249,680
Progressive Corp.	32,787	3,418,373
Prudential Financial, Inc.	83,400	6,322,554
Safeco Corp.	22,325	1,120,938
St. Paul Travelers Cos.	117,259	4,900,254
Torchmark Corp.	18,026	1,029,285
UnumProvident Corp.(b)	53,425	1,094,144
WellPoint, Inc.(a)	111,240	8,613,313
XL Capital Ltd. Cl. A	29,400	1,884,834
		109,939,171
Lodging — 0.3%
Hilton Hotels Corp.	57,751	1,470,340
Marriott International, Inc. Cl. A	28,923	1,984,118
Starwood Hotels & Resorts Worldwide, Inc.	36,627	2,480,747
		5,935,205
Machinery & Components — 1.1%
Baker Hughes, Inc.	57,683	3,945,517
Caterpillar, Inc.	113,032	8,116,828
Cummins, Inc.	7,473	785,412
Deere & Co.(b)	39,913	3,155,123
Dover Corp.	32,859	1,595,633
Ingersoll-Rand Co. Cl. A	56,372	2,355,786
Pall Corp.	19,618	611,885
Parker Hannifin Corp.	19,998	1,612,039
		22,178,223
Manufacturing — 0.4%
American Standard Companies, Inc.	31,900	1,367,234
Applied Materials, Inc.(b)	267,452	4,683,085
Avery Dennison Corp.	17,698	1,034,979
Millipore Corp.(a) (b)	8,181	597,704
		7,683,002
Medical Supplies — 2.3%
Agilent Technologies, Inc.(a)	72,205	2,711,298
Allergan, Inc.	25,329	2,748,197
Applera Corp. - Applied Biosystems Group	32,168	873,040
Bard (C.R.), Inc.	17,178	1,164,840
Bausch & Lomb, Inc.(b)	8,994	572,918
Baxter International, Inc.	108,426	4,208,013
Becton, Dickinson & Co.	41,946	2,583,035

10

Biomet, Inc.	42,094	$1,495,179
Boston Scientific Corp.(a) (b)	98,640	2,273,652
Fisher Scientific International, Inc.(a)	20,200	1,374,610
Guidant Corp.	67,941	5,303,474
Medtronic, Inc.	203,414	10,323,261
Patterson Cos., Inc.(a) (b)	23,300	820,160
St. Jude Medical, Inc.(a)	60,792	2,492,472
Stryker Corp.	49,602	2,199,353
Tektronix, Inc.	14,070	502,440
Thermo Electron Corp.(a)	26,175	970,831
Waters Corp.(a)	17,700	763,755
Zimmer Holdings, Inc.(a)	41,178	2,783,633
		46,164,161
Metals & Mining — 0.9%
Alcoa, Inc.	146,966	4,491,281
Allegheny Technologies, Inc.	14,547	889,985
Freeport-McMoRan Copper & Gold, Inc. Cl. B	30,783	1,839,900
Newmont Mining Corp.	74,897	3,886,405
Nucor Corp.	26,200	2,745,498
Phelps Dodge Corp.	34,078	2,744,301
United States Steel Corp.	18,356	1,113,842
		17,711,212
Pharmaceuticals — 8.2%
Abbott Laboratories	259,337	11,014,042
AmerisourceBergen Corp.	34,032	1,642,725
Amgen, Inc.(a)	196,890	14,323,748
Barr Pharmaceuticals, Inc.(a)	18,200	1,146,236
Biogen Idec, Inc.(a)	57,591	2,712,536
Bristol-Myers Squibb Co.	330,184	8,125,828
Cardinal Health, Inc.	71,279	5,311,711
Chiron Corp.(a)	19,200	879,552
Eli Lilly & Co.	190,395	10,528,844
Forest Laboratories, Inc.(a)	55,300	2,468,039
Genzyme Corp.(a)	43,800	2,944,236
Gilead Sciences, Inc.(a)	77,738	4,836,858
Hospira, Inc.(a)	26,193	1,033,576
Johnson & Johnson	501,600	29,704,752
King Pharmaceuticals, Inc.(a)	42,648	735,678
McKesson Corp.	51,398	2,679,378
Medco Health Solutions, Inc.(a)	51,241	2,932,010
MedImmune, Inc.(a)	42,169	1,542,542
Merck & Co., Inc.	368,562	12,984,439
Mylan Laboratories, Inc.	36,500	854,100
Pfizer, Inc.	1,240,021	30,901,323
Schering-Plough Corp.	249,286	4,733,941
Sigma-Aldrich Corp.	12,351	812,572
Watson Pharmaceutical, Inc.(a)	18,371	527,983
Wyeth	226,504	10,989,974
		166,366,623

11

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	48,647	$1,383,521
Prepackaged Software — 3.2%
Adobe Systems, Inc.(a)	101,044	3,528,456
BMC Software, Inc.(a)	35,631	771,767
CA, Inc.(b)	77,387	2,105,700
Citrix Systems, Inc.(a)	29,127	1,103,913
Compuware Corp.(a)	69,337	542,909
Electronic Arts, Inc.(a)	50,900	2,785,248
Intuit, Inc.(a)	29,800	1,585,062
Microsoft Corp.	1,497,690	40,752,145
Novell, Inc.(a)	71,082	545,910
Oracle Corp.(a)	635,028	8,693,533
Symantec Corp.(a)	175,782	2,958,411
		65,373,054
Real Estate — 0.7%
Boston Properties, Inc.	15,200	1,417,400
Equity Office Properties Trust	68,600	2,303,588
Equity Residential REIT	47,900	2,241,241
Kimco Realty Corp.	34,100	1,385,824
ProLogis	40,900	2,188,150
Simon Property Group, Inc. REIT	30,800	2,591,512
Vornado Realty Trust	19,800	1,900,800
		14,028,515
Restaurants — 0.6%
Darden Restaurants, Inc.	22,428	920,221
McDonald’s Corp.	211,160	7,255,458
Wendy’s International, Inc.	19,301	1,197,820
Yum! Brands, Inc.	47,420	2,316,941
		11,690,440
Retail — 4.8%
Amazon.com, Inc.(a)	51,994	1,898,301
AutoZone, Inc.(a)	9,336	930,706
Bed Bath & Beyond, Inc.(a)	47,296	1,816,166
Best Buy Co., Inc.	68,311	3,820,634
Big Lots, Inc.(a)	18,996	265,184
Circuit City Stores, Inc.	27,459	672,196
Costco Wholesale Corp.(b)	79,689	4,315,956
CVS Corp.	136,878	4,088,546
Dillards, Inc. Cl. A(b)	11,365	295,945
Dollar General Corp.	52,431	926,456
Family Dollar Stores, Inc.	25,924	689,578
Federated Department Stores, Inc.	45,481	3,320,113
The Home Depot, Inc.	357,987	15,142,850
J.C. Penney Co., Inc.	39,161	2,365,716
Kohl’s Corp.(a)	57,576	3,052,104
Lowe’s Cos., Inc.(b)	131,750	8,489,970
Office Depot, Inc.(a)	49,859	1,856,749

12

OfficeMax, Inc.	13,101	$395,257
RadioShack Corp.	23,830	458,251
Sears Holdings Corp.(a)	16,898	2,234,592
Staples, Inc.	122,784	3,133,448
Target Corp.	148,110	7,703,201
The TJX Cos., Inc.	77,860	1,932,485
Tiffany & Co.	24,156	906,816
Walgreen Co.	170,780	7,365,741
Wal-Mart Stores, Inc.	420,973	19,886,765
		97,963,726
Retail - Grocery — 0.2%
Albertson’s, Inc.	62,148	1,595,339
Whole Foods Market, Inc.	23,400	1,554,696
		3,150,035
Telephone Utilities — 3.2%
Alltel Corp.	64,557	4,180,066
AT&T, Inc.	653,875	17,680,780
BellSouth Corp.	303,023	10,499,747
CenturyTel, Inc.	21,848	854,694
Qwest Communications International, Inc.(a) (b)	259,121	1,762,023
Sprint Nextel Corp.	500,113	12,922,920
Verizon Communications, Inc.	493,263	16,800,538
		64,700,768
Tobacco — 1.4%
Altria Group, Inc.	351,739	24,924,226
Reynolds American, Inc.(b)	15,100	1,593,050
UST, Inc.(b)	29,387	1,222,499
		27,739,775
Toys, Games — 0.1%
Hasbro, Inc.	28,504	601,434
Mattel, Inc.	65,752	1,192,084
		1,793,518
Transportation — 1.9%
Burlington Northern Santa Fe Corp.	62,856	5,237,790
Carnival Corp.	72,968	3,456,494
CSX Corp.	35,586	2,128,043
FedEx Corp.	51,212	5,783,883
Norfolk Southern Corp.	69,477	3,756,621
Union Pacific Corp.	44,438	4,148,287
United Parcel Service, Inc. Cl. B	184,000	14,605,920
		39,117,038
Travel — 0.0%
Sabre Holdings Corp. Cl. A(b)	23,928	563,026
TOTAL EQUITIES (Cost $1,749,780,043)		1,982,561,440

13

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 6.9%
Cash Equivalents — 4.9%(d)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$2,876,195	$2,876,194
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	1,917,463	1,917,463
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	1,342,224	1,342,224
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	1,917,463	1,917,463
Bank of America 4.770%	05/16/2006	1,475,397	1,475,397
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	1,917,463	1,917,463
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	2,876,195	2,876,195
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	1,150,478	1,150,478
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	3,259,688	3,259,688
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	1,150,478	1,150,478
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	4,410,166	4,410,166
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	2,876,195	2,876,195
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	1,917,463	1,917,463
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	2,876,195	2,876,195
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	1,917,463	1,917,463
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	990,739	990,739
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	1,917,463	1,917,463
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	2,684,449	2,684,449
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	766,985	766,985
Freddie Mac Discount Note 4.711%	05/03/2006	680,863	680,863
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	3,804,950	3,804,950
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	1,917,463	1,917,463

14

Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	$2,876,195	$2,876,195
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	2,396,829	2,396,829
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	1,265,526	1,265,526
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	2,684,449	2,684,449
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	3,834,927	3,834,927
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	2,492,702	2,492,702
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	2,876,195	2,876,195
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	1,342,224	1,342,224
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	1,917,463	1,917,463
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	958,732	958,732
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	3,834,927	3,834,927
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	1,342,224	1,342,224
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	5,868,004	5,868,003
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	2,684,449	2,684,449
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	3,834,927	3,834,927
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	3,834,927	3,834,927
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	2,876,195	2,876,195
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	1,917,463	1,917,463
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	2,876,195	2,876,195
			98,357,989
Repurchase Agreements — 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(e)		37,160,581	37,160,581

15

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill(c) 3.938%	04/06/2006	$2,740,000	$2,738,502
U.S. Treasury Bill 3.943%	04/06/2006	380,000	379,792
U.S. Treasury Bill 3.945%	04/06/2006	65,000	64,964
			3,183,258
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			138,701,828
TOTAL INVESTMENTS — 105.0% (Cost $1,888,481,871)(f)			$2,121,263,268
Other Assets/(Liabilities) — (5.0%)			(101,049,357)
NET ASSETS — 100.0%			$2,020,213,911

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $37,170,645. Collateralized by a U.S. Government Agency obligation with a rate of 5.099%, maturity date 12/15/2034, and an aggregate market value, including accrued interest, of $39,018,610.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select Core Opportunities Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.2%
COMMON STOCK
Aerospace & Defense — 2.0%
Honeywell International, Inc.	4,700	$201,019
Apparel, Textiles & Shoes — 0.4%
Nike, Inc. Cl. B	500	42,550
Banking, Savings & Loans — 4.1%
Bank of America Corp.	5,400	245,916
Capital One Financial Corp.	1,200	96,624
North Fork Bancorporation, Inc.	2,200	63,426
		405,966
Chemicals — 0.9%
PPG Industries, Inc.	1,500	95,025
Commercial Services — 3.4%
ABB Ltd. Sponsored ADR (Switzerland)(a)	15,300	192,015
Siemens AG Sponsored ADR (Germany)	1,600	149,072
		341,087
Communications — 3.4%
Nokia Oyj Sponsored ADR (Finland)	16,300	337,736
Computers & Information — 5.8%
Dell, Inc.(a)	3,800	113,088
International Business Machines Corp.	5,600	461,832
		574,920
Cosmetics & Personal Care — 3.1%
The Procter & Gamble Co.	5,300	305,386
Data Processing & Preparation — 2.0%
First Data Corp.	4,300	201,326
Electrical Equipment & Electronics — 6.2%
Freescale Semiconductor, Inc. Cl. B(a)	900	24,993
General Electric Co.	13,600	473,008
Koninklijke (Royal) Philips Electronics NV	1,600	53,840
Maxim Integrated Products, Inc.	1,700	63,155
		614,996
Energy — 9.6%
Amerada Hess Corp.	800	113,920
Canadian Natural Resources Ltd.	800	44,312
Halliburton Co.	6,200	452,724
Transocean, Inc.(a)	3,300	264,990
Weatherford International Ltd.(a)	1,700	77,775
		953,721

1

Entertainment & Leisure — 2.1%
The Walt Disney Co.	7,700	$214,753
Financial Services — 4.7%
American Express Co.	2,800	147,140
Merrill Lynch & Co., Inc.	1,900	149,644
Morgan Stanley	2,700	169,614
		466,398
Forest Products & Paper — 1.1%
Weyerhaeuser Co.	1,500	108,645
Healthcare — 0.5%
UnitedHealth Group, Inc.	900	50,274
Information Retrieval Services — 1.3%
Yahoo!, Inc.(a)	4,200	135,492
Insurance — 6.4%
American International Group, Inc.	5,200	343,668
Cigna Corp.	700	91,434
Genworth Financial, Inc. Cl. A	1,700	56,831
Marsh & McLennan Cos., Inc.	5,000	146,800
		638,733
Lodging — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	700	47,411
Machinery & Components — 4.2%
Caterpillar, Inc.	2,700	193,887
Deere & Co.	2,800	221,340
		415,227
Manufacturing — 0.4%
Pentair, Inc.	1,000	40,750
Medical Supplies — 2.6%
Medtronic, Inc.	5,100	258,825
Metals & Mining — 3.5%
Newmont Mining Corp.	6,800	352,852
Pharmaceuticals — 11.2%
Amgen, Inc.(a)	6,000	436,500
Johnson & Johnson	1,800	106,596
McKesson Corp.	2,600	135,538
Medco Health Solutions, Inc.(a)	1,500	85,830
Novartis AG ADR (Switzerland)	3,000	166,320
Pfizer, Inc.	7,300	181,916
		1,112,700
Prepackaged Software — 6.4%
Microsoft Corp.	12,000	326,520
Oracle Corp.(a)	22,500	308,025
		634,545

2

Real Estate — 1.2%
Equity Office Properties Trust	3,500	$117,530
Retail — 2.2%
The TJX Cos., Inc.	2,700	67,014
Tiffany & Co.	4,000	150,160
		217,174
Telephone Utilities — 3.1%
Sprint Nextel Corp.	11,800	304,912
Tobacco — 0.9%
UST, Inc.	2,200	91,520
Transportation — 2.0%
United Parcel Service, Inc. Cl. B	2,500	198,450
TOTAL EQUITIES (Cost $9,525,638)		9,479,923
TOTAL INVESTMENTS — 95.2%(b)
Other Assets/(Liabilities) — 4.8%		474,612
NET ASSETS — 100.0%		$9,954,535

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Advertising — 0.3%
Monster Worldwide, Inc.(a) (b)	8,900	$443,754
Omnicom Group, Inc.	10,100	840,825
		1,284,579
Aerospace & Defense — 2.0%
General Dynamics Corp.	40,000	2,559,200
Honeywell International, Inc.	65,000	2,780,050
Lockheed Martin Corp.	2,100	157,773
Rockwell Collins, Inc.	20,400	1,149,540
United Technologies Corp.	10,200	591,294
		7,237,857
Banking, Savings & Loans — 4.8%
Mellon Financial Corp.	30,900	1,100,040
Northern Trust Corp.	50,600	2,656,500
SLM Corp.	76,400	3,968,216
State Street Corp.	115,700	6,991,751
Wells Fargo & Co.	46,500	2,969,955
		17,686,462
Beverages — 1.0%
PepsiCo, Inc.	61,400	3,548,306
Broadcasting, Publishing & Printing — 2.0%
Grupo Televisa SA Sponsored ADR (Mexico)	26,400	525,360
The McGraw-Hill Cos., Inc.	17,500	1,008,350
The Scripps (E.W.) Co. Cl. A	25,100	1,122,221
Time Warner, Inc.	130,100	2,184,379
Viacom, Inc. Cl. B(a)	65,000	2,522,000
		7,362,310
Chemicals — 1.1%
Monsanto Co.	48,100	4,076,475
Commercial Services — 2.2%
Accenture Ltd. Cl. A	32,400	974,268
Cintas Corp.	20,200	860,924
eBay, Inc.(a) (b)	65,200	2,546,712
Paychex, Inc.	23,800	991,508
Quest Diagnostics, Inc.	53,400	2,739,420
		8,112,832
Communications — 3.2%
America Movil SA de CV Sponsored ADR Series L (Mexico)	69,500	2,381,070
American Tower Corp. Cl. A(a)	68,300	2,070,856

1

Nokia Oyj Sponsored ADR (Finland)(b)	176,400	$3,655,008
Qualcomm, Inc.	49,200	2,490,012
Rogers Communications, Inc. Cl. B	31,600	1,205,540
		11,802,486
Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)(b)	25,600	965,632
Computer Related Services — 0.2%
IAC/InterActiveCorp(a) (b)	26,100	769,167
Computers & Information — 4.4%
Cisco Systems, Inc.(a)	232,100	5,029,607
Dell, Inc.(a)	186,000	5,535,360
EMC Corp.(a)	234,400	3,194,872
International Game Technology(b)	76,700	2,701,374
		16,461,213
Cosmetics & Personal Care — 1.5%
The Procter & Gamble Co.	93,300	5,375,946
Data Processing & Preparation — 1.9%
Automatic Data Processing, Inc.	87,200	3,983,296
First Data Corp.	65,800	3,080,756
		7,064,052
Electrical Equipment & Electronics — 9.7%
Analog Devices, Inc.	75,200	2,879,408
Garmin Ltd.(b)	27,300	2,168,439
General Electric Co.	392,100	13,637,238
Intel Corp.	72,200	1,397,070
Linear Technology Corp.	65,300	2,290,724
Marvell Technology Group Ltd.(a) (b)	56,800	3,072,880
Maxim Integrated Products, Inc.	124,600	4,628,890
Texas Instruments, Inc.	89,100	2,893,077
Xilinx, Inc.	123,600	3,146,856
		36,114,582
Energy — 4.7%
Exxon Mobil Corp.	68,200	4,150,652
Murphy Oil Corp.	20,300	1,011,346
Schlumberger Ltd.	65,100	8,239,707
Total SA Sponsored ADR (France)	15,400	2,028,642
Transocean, Inc.(a)	27,200	2,184,160
		17,614,507
Entertainment & Leisure — 0.7%
Harrah’s Entertainment, Inc.	33,600	2,619,456
Financial Services — 12.2%
American Express Co.	97,300	5,113,115
Ameriprise Financial, Inc.	24,200	1,090,452
The Chicago Mercantile Exchange	1,600	716,000
Citigroup, Inc.	150,800	7,122,284
E*TRADE Financial Corp.(a)	107,600	2,903,048

2

Franklin Resources, Inc.	42,100	$3,967,504
The Goldman Sachs Group, Inc.	27,300	4,285,008
Legg Mason, Inc.	37,200	4,662,276
Merrill Lynch & Co., Inc.	62,100	4,890,996
Morgan Stanley	15,000	942,300
The Charles Schwab Corp.	185,400	3,190,734
TD Ameritrade Holding Corp.	114,400	2,387,528
UBS AG Registered	37,100	4,061,703
		45,332,948
Foods — 0.6%
Sysco Corp.	65,300	2,092,865
Healthcare — 4.7%
Caremark Rx, Inc.(a)	86,300	4,244,234
Humana, Inc.(a)	17,400	916,110
UnitedHealth Group, Inc.	218,700	12,216,582
		17,376,926
Home Construction, Furnishings & Appliances — 0.6%
Harman International Industries, Inc.	20,800	2,311,504
Household Products — 1.1%
Corning, Inc.(a)	111,600	3,003,156
Fortune Brands, Inc.	12,300	991,749
		3,994,905
Industrial - Diversified — 2.9%
Danaher Corp.(b)	137,100	8,712,705
Illinois Tool Works, Inc.	22,300	2,147,713
		10,860,418
Information Retrieval Services — 3.0%
Google, Inc. Cl. A(a)	14,800	5,772,000
Juniper Networks, Inc.(a)	89,900	1,718,888
Yahoo!, Inc.(a)	112,200	3,619,572
		11,110,460
Insurance — 5.1%
Aetna, Inc.	26,200	1,287,468
AFLAC, Inc.	4,500	203,085
American International Group, Inc.	103,600	6,846,924
The Hartford Financial Services Group, Inc.	32,100	2,585,655
Marsh & McLennan Cos., Inc.	71,700	2,105,112
Prudential Financial, Inc.	20,200	1,531,362
WellPoint, Inc.(a)	57,900	4,483,197
		19,042,803
Lodging — 1.5%
Las Vegas Sands Corp.(a) (b)	66,200	3,750,892
Marriott International, Inc. Cl. A	27,900	1,913,940
		5,664,832

3

Machinery & Components — 2.8%
Baker Hughes, Inc.	57,100	$3,905,640
Deere & Co.	26,300	2,079,015
Smith International, Inc.	111,100	4,328,456
		10,313,111
Manufacturing — 0.3%
Applied Materials, Inc.	56,700	992,817
Medical Supplies — 2.3%
Medtronic, Inc.	86,400	4,384,800
St. Jude Medical, Inc.(a)	55,200	2,263,200
Stryker Corp.	44,500	1,973,130
		8,621,130
Metals & Mining — 0.7%
BHP Billiton Ltd.	87,400	1,734,667
Nucor Corp.	8,400	880,236
		2,614,903
Pharmaceuticals — 8.1%
Alcon, Inc.(b)	6,400	667,264
Amgen, Inc.(a)	77,700	5,652,675
Cardinal Health, Inc.(b)	28,500	2,123,820
Genentech, Inc.(a)	47,600	4,022,676
Gilead Sciences, Inc.(a)	71,600	4,454,952
Johnson & Johnson	46,200	2,735,964
Novartis AG	31,800	1,767,878
Pfizer, Inc.	121,200	3,020,304
Roche Holding AG	7,700	1,146,054
Sepracor, Inc.(a) (b)	34,000	1,659,540
Teva Pharmaceutical Sponsored ADR (Israel)	15,500	638,290
Wyeth	46,600	2,261,032
		30,150,449
Prepackaged Software — 4.9%
Adobe Systems, Inc.(a)	41,500	1,449,180
Intuit, Inc.(a)	35,300	1,877,607
Microsoft Corp.	435,800	11,858,118
Oracle Corp.(a)	232,100	3,177,449
		18,362,354
Restaurants — 0.3%
McDonald’s Corp.	32,200	1,106,392
Retail — 6.3%
Amazon.com, Inc.(a) (b)	16,200	591,462
Best Buy Co., Inc.	28,500	1,594,005
CVS Corp.	46,500	1,388,955
The Home Depot, Inc.	126,100	5,334,030
Kohl’s Corp.(a)	89,000	4,717,890
Target Corp.	84,500	4,394,845
Wal-Mart Stores, Inc.	117,300	5,541,252
		23,562,439

4

Telephone Utilities — 0.5%
NII Holdings, Inc. Cl. B(a)	1,000	$58,970
TELUS Corp.	49,000	1,896,300
		1,955,270
Transportation — 1.2%
Carnival Corp.	52,800	2,501,136
Union Pacific Corp.	7,000	653,450
United Parcel Service, Inc. Cl. B	16,300	1,293,894
		4,448,480
TOTAL EQUITIES (Cost $343,363,000)		368,010,868

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.4%
Cash Equivalents — 6.8%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$741,045	$741,050
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	494,030	494,030
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	345,821	345,821
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	494,030	494,030
Bank of America 4.770%	05/16/2006	380,133	380,133
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	494,030	494,030
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	741,045	741,045
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	296,418	296,418
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	839,851	839,851
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	296,418	296,418
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	1,136,269	1,136,269
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	741,045	741,045
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	494,030	494,030
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	741,045	741,045

5

Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	$494,030	$494,030
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	255,262	255,262
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	494,030	494,030
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	691,642	691,642
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	197,612	197,612
Freddie Mac Discount Note 4.711%	05/03/2006	175,423	175,423
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	980,337	980,337
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	494,030	494,030
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	741,045	741,045
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	617,538	617,538
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	326,060	326,060
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	691,642	691,642
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	988,060	988,060
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	642,239	642,239
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	741,045	741,045
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	345,821	345,821
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	494,030	494,030
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	247,015	247,015
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	988,060	988,060
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	345,821	345,821
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	1,511,878	1,511,878
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	691,642	691,642
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	988,060	988,060
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	988,060	988,060

6

UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	$741,045	$741,045
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	494,030	494,030
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	741,045	741,045
			25,341,717
Repurchase Agreements — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		2,049,510	2,049,510
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			27,391,227
TOTAL INVESTMENTS — 106.5% (Cost $370,754,227)(e)			$395,402,095
Other Assets/(Liabilities) — (6.5%)			(24,159,799)
NET ASSETS — 100.0%			$371,242,296

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $2,050,065. Collaterized by a U.S. Government Agency obligation with a rate of 7.50%, maturity date 10/25/2023, and an aggregate market value, including accrued interest, of $2,151,986.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Large Cap Growth Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.7%
COMMON STOCK
Aerospace & Defense — 2.8%
Boeing Co.	14,490	$1,129,206
Banking, Savings & Loans — 3.7%
JP Morgan Chase & Co.	11,550	480,942
Northern Trust Corp.	12,690	666,225
UBS AG(a)	3,200	351,904
		1,499,071
Broadcasting, Publishing & Printing — 1.1%
The Scripps (E.W.) Co. Cl. A	6,080	271,837
Time Warner, Inc.	9,600	161,184
		433,021
Commercial Services — 3.8%
Affymetrix, Inc.(a) (b)	4,500	148,185
eBay, Inc.(b)	35,920	1,403,035
		1,551,220
Communications — 5.8%
America Movil SA de CV Sponsored ADR Series L (Mexico)	6,000	205,560
Network Appliance, Inc.(b)	14,450	520,633
Qualcomm, Inc.	32,850	1,662,538
		2,388,731
Communications Equipment — 0.3%
Motorola, Inc.	5,500	126,005
Computers & Information — 3.2%
Apple Computer, Inc.(b)	20,700	1,298,304
Cosmetics & Personal Care — 4.4%
The Procter & Gamble Co.	31,100	1,791,982
Electrical Equipment & Electronics — 8.9%
Advanced Micro Devices, Inc.(b)	24,150	800,814
Broadcom Corp. Cl. A(b)	32,445	1,400,326
General Electric Co.	16,100	559,958
KLA-Tencor Corp.	10,340	500,042
Marvell Technology Group Ltd.(b)	7,470	404,127
		3,665,267
Energy — 8.3%
GlobalSantaFe Corp.	8,950	543,712
Halliburton Co.(a)	23,650	1,726,923

1

Nabors Industries Ltd.(b)	9,500	$680,010
Schlumberger Ltd.	3,530	446,792
		3,397,437
Financial Services — 8.3%
Franklin Resources, Inc.	10,250	965,960
The Goldman Sachs Group, Inc.	5,160	809,914
Legg Mason, Inc.	6,420	804,619
Merrill Lynch & Co., Inc.	8,950	704,902
The Nasdaq Stock Market, Inc.(b)	3,000	120,120
		3,405,515
Foods — 0.5%
Wrigley (Wm.) Jr. Co.	3,100	198,400
Healthcare — 4.9%
Caremark Rx, Inc.(b)	18,100	890,158
UnitedHealth Group, Inc.	19,850	1,108,821
		1,998,979
Household Products — 2.8%
Corning, Inc.(b)	43,450	1,169,239
Information Retrieval Services — 8.9%
Google, Inc. Cl. A(b)	4,645	1,811,550
Juniper Networks, Inc.(b)	40,230	769,198
Yahoo!, Inc.(b)	33,650	1,085,549
		3,666,297
Insurance — 6.8%
ACE Ltd.	8,000	416,080
American International Group, Inc.	13,800	912,042
WellPoint, Inc.(b)	18,990	1,470,396
		2,798,518
Lodging — 0.8%
Las Vegas Sands Corp.(a) (b)	5,900	334,294
Machinery & Components — 0.5%
Baker Hughes, Inc.	3,000	205,200
Medical Supplies — 1.5%
St. Jude Medical, Inc.(b)	15,100	619,100
Pharmaceuticals — 13.2%
Alcon, Inc.(a)	10,500	1,094,730
Amgen, Inc.(b)	3,570	259,718
Genentech, Inc.(b)	18,100	1,529,631
Gilead Sciences, Inc.(b)	16,280	1,012,942
Medco Health Solutions, Inc.(b)	5,450	311,849
Teva Pharmaceutical Sponsored ADR (Israel)	29,000	1,194,220
		5,403,090

2

Prepackaged Software — 1.1%
Microsoft Corp.	16,300	$443,523
Restaurants — 1.3%
McDonald’s Corp.	15,100	518,836
Retail — 5.8%
Lowe’s Cos., Inc.	15,370	990,443
Target Corp.	17,200	894,572
Walgreen Co.	11,700	504,621
		2,389,636
TOTAL EQUITIES (Cost $35,160,928)		40,430,871

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 5.2%
Cash Equivalents — 4.9%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$58,688	$58,688
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	39,126	39,126
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	27,388	27,388
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	39,126	39,126
Bank of America 4.770%	05/16/2006	30,106	30,106
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	39,126	39,126
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	58,689	58,689
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	23,476	23,476
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	66,514	66,514
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	23,476	23,476
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	89,990	89,990
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	58,689	58,689
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	39,126	39,126
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	58,689	58,689
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	39,126	39,126

3

Federal Home Loan Bank Discount Note 4.647%	04/19/2006	$20,216	$20,216
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	39,126	39,126
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	54,776	54,776
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	15,650	15,650
Freddie Mac Discount Note 4.711%	05/03/2006	13,893	13,893
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	77,640	77,640
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	39,126	39,126
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	58,689	58,689
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	48,907	48,907
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	25,823	25,823
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	54,776	54,776
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	78,252	78,252
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	50,864	50,864
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	58,689	58,689
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	27,388	27,388
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	39,126	39,126
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	19,563	19,563
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	78,252	78,252
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	27,388	27,388
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	119,737	119,737
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	54,776	54,776
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	78,252	78,252
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	78,252	78,252
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	58,689	58,689

4

Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	$39,126	$39,126
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	58,689	58,689
			2,007,000
Repurchase Agreements — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		132,643	132,643
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			2,139,643
TOTAL INVESTMENTS — 103.9% (Cost $37,300,571)(e)			$42,570,514
Other Assets/(Liabilities) — (3.9%)			(1,592,372)
NET ASSETS — 100.0%			$40,978,142

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $132,679. Collateralized by U.S. Government Agency obligations with a rate of 7.475%, maturity date of 06/25/2020, and an aggregate market value, including accrued interest, of $139,275.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Growth Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK
Advertising — 0.1%
Getty Images, Inc.(a)	6,400	$479,232
Aerospace & Defense — 1.4%
Boeing Co.	42,700	3,327,611
General Dynamics Corp.	25,400	1,625,092
Goodrich Corp.	76,300	3,327,443
Lockheed Martin Corp.	10,300	773,839
Northrop Grumman Corp.	20,500	1,399,945
Rockwell Collins, Inc.	14,500	817,075
United Technologies Corp.	26,200	1,518,814
		12,789,819
Apparel, Textiles & Shoes — 1.4%
Abercrombie & Fitch Co. Cl. A	5,400	314,820
bebe stores, Inc.	61,300	1,129,146
Chico’s FAS, Inc.(a)	79,900	3,247,136
Coach, Inc.(a)	27,600	954,408
Columbia Sportswear Co.(a) (b)	4,100	218,653
Nike, Inc. Cl. B	10,300	876,530
Nordstrom, Inc.(b)	146,200	5,728,116
		12,468,809
Automotive & Parts — 0.6%
Copart, Inc.(a)	20,300	557,235
Harley-Davidson, Inc.(b)	60,200	3,123,176
Oshkosh Truck Corp.	27,400	1,705,376
		5,385,787
Banking, Savings & Loans — 0.7%
Fannie Mae	72,000	3,700,800
State Street Corp.	38,800	2,344,684
		6,045,484
Beverages — 2.5%
Brown-Forman Corp. Cl. B	6,800	523,396
The Coca-Cola Co.(b)	274,100	11,476,567
PepsiCo, Inc.	188,300	10,881,857
		22,881,820
Broadcasting, Publishing & Printing — 0.3%
Cablevision Systems Corp. Cl. A(a)	41,000	1,094,700
The McGraw-Hill Cos., Inc.	36,300	2,091,606
		3,186,306

1

Building Materials & Construction — 0.3%
Martin Marietta Materials, Inc.	26,800	$2,868,404
Commercial Services — 1.8%
eBay, Inc.(a)	22,700	886,662
Equifax, Inc.	42,300	1,575,252
Fastenal Co.(b)	19,500	923,130
Global Payments, Inc.	21,800	1,155,618
Iron Mountain, Inc.(a)	10,500	427,770
Jacobs Engineering Group, Inc.(a)	24,700	2,142,478
Moody’s Corp.	26,800	1,915,128
Paychex, Inc.	69,200	2,882,872
Pharmaceutical Product Development, Inc.	58,100	2,010,841
Rent-A-Center, Inc.(a)	50,900	1,302,531
Robert Half International, Inc.(b)	33,600	1,297,296
		16,519,578
Communications — 1.1%
Harris Corp.	26,900	1,272,101
Qualcomm, Inc.	179,500	9,084,495
		10,356,596
Communications Equipment — 2.5%
Motorola, Inc.	1,001,400	22,942,074
Computer & Data Processing Services — 0.0%
Anteon International Corp.(a)	5,100	278,256
Computer Integrated Systems Design — 0.1%
Autodesk, Inc.(a)	17,300	666,396
Computer Programming Services — 0.1%
Ceridian Corp.(a)	3,500	89,075
Cognizant Technology Solutions Corp. Cl. A(a)	13,700	815,013
		904,088
Computer Related Services — 0.0%
CNET Networks, Inc.(a)	26,600	377,986
Computers & Information — 4.1%
Apple Computer, Inc.(a)	76,700	4,810,624
Dell, Inc.(a) (b)	970,200	28,873,152
International Business Machines Corp.	15,900	1,311,273
Jabil Circuit, Inc.(a) (b)	22,900	981,494
Lexmark International, Inc.(a)	29,400	1,334,172
		37,310,715
Computers & Office Equipment — 0.1%
Hewlett-Packard Co.	39,600	1,302,840
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.	32,100	1,832,910
Data Processing & Preparation — 0.9%
Affiliated Computer Services, Inc. Cl. A(a)	32,700	1,950,882
First Data Corp.	81,900	3,834,558

2

Fiserv, Inc.(a)	33,400	$1,421,170
Total System Services, Inc.	36,300	723,096
		7,929,706
Electric Utilities — 0.2%
Exelon Corp.	4,100	216,890
TXU Corp.	43,400	1,942,584
		2,159,474
Electrical Equipment & Electronics — 9.2%
American Power Conversion Corp.(b)	41,000	947,510
Avnet, Inc.(a)	9,500	241,110
Broadcom Corp. Cl. A(a)	179,000	7,725,640
Emerson Electric Co.	11,300	945,019
Intel Corp.	1,821,600	35,247,960
Intersil Corp. Cl. A	29,100	841,572
Johnson Controls, Inc.	8,700	660,591
Microchip Technology, Inc.	34,400	1,248,720
National Semiconductor Corp.	83,300	2,319,072
Nvidia Corp.(a)	91,300	5,227,838
Texas Instruments, Inc.	894,000	29,028,180
		84,433,212
Energy — 4.4%
Amerada Hess Corp.	7,800	1,110,720
BJ Services Co.(b)	80,600	2,788,760
Burlington Resources, Inc.	89,600	8,235,136
ConocoPhillips	23,000	1,452,450
EOG Resources, Inc.(b)	13,000	936,000
Exxon Mobil Corp.	76,900	4,680,134
Frontier Oil Corp.	22,200	1,317,570
Halliburton Co.(b)	61,800	4,512,636
Helmerich & Payne, Inc.	24,800	1,731,536
Kinder Morgan, Inc.	72,200	6,641,678
Marathon Oil Corp.	25,000	1,904,250
Newfield Exploration Co.(a)	2,300	96,370
Patterson-UTI Energy, Inc.	9,400	300,424
Questar Corp.	16,000	1,120,800
Sunoco, Inc.	33,100	2,567,567
Tesoro Corp.	2,400	164,016
Unit Corp.(a)	8,400	468,300
Valero Energy Corp.	2,600	155,428
		40,183,775
Financial Services — 3.5%
E*TRADE Financial Corp.(a)	48,900	1,319,322
Eaton Vance Corp.	29,100	796,758
Franklin Resources, Inc.	45,400	4,278,496
The Goldman Sachs Group, Inc.	2,800	439,488
Legg Mason, Inc.	38,700	4,850,271
Lehman Brothers Holdings, Inc.	19,700	2,847,241
Merrill Lynch & Co., Inc.	15,300	1,205,028

3

The Charles Schwab Corp.	774,700	$13,332,587
TD Ameritrade Holding Corp.	149,300	3,115,891
		32,185,082
Food Retailers — 0.2%
SuperValu, Inc.	60,100	1,852,282
Foods — 0.9%
Dean Foods Co.(a)	23,000	893,090
The Kroger Co.(a)	216,000	4,397,760
Panera Bread Co. Cl. A(a) (b)	9,500	714,210
Sysco Corp.	62,200	1,993,510
		7,998,570
Healthcare — 8.1%
Caremark Rx, Inc.(a)	26,800	1,318,024
Coventry Health Care, Inc.(a) (b)	35,800	1,932,484
Express Scripts, Inc.(a)	160,800	14,134,320
HCA, Inc.	139,300	6,378,547
Health Net, Inc.(a)	71,600	3,638,712
Humana, Inc.(a)	62,300	3,280,095
Lincare Holdings, Inc.(a)	99,800	3,888,208
UnitedHealth Group, Inc.	687,852	38,423,413
Universal Health Services, Inc. Cl. B(b)	11,000	558,690
		73,552,493
Home Construction, Furnishings & Appliances — 1.3%
D.R. Horton, Inc.	15,000	498,300
HNI Corp.	17,500	1,032,500
KB Home	26,100	1,695,978
Lennar Corp. Cl. A(b)	11,300	682,294
Maytag Corp.	17,100	364,743
Miller (Herman), Inc.	16,200	525,042
Mohawk Industries, Inc.(a)	38,500	3,107,720
The Ryland Group, Inc.(b)	13,200	916,080
Whirlpool Corp.(b)	29,100	2,661,777
		11,484,434
Household Products — 2.0%
Black & Decker Corp.	17,800	1,546,642
Corning, Inc.(a)	560,500	15,083,055
Newell Rubbermaid, Inc.(b)	63,000	1,586,970
		18,216,667
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,000	150,700
Industrial - Diversified — 0.2%
ITT Industries, Inc.	25,100	1,411,122
Information Retrieval Services — 1.0%
Google, Inc. Cl. A(a)	23,100	9,009,000

4

Insurance — 5.7%
Aetna, Inc.	218,200	$10,722,348
AFLAC, Inc.	205,800	9,287,754
Ambac Financial Group, Inc.	16,800	1,337,280
American International Group, Inc.	221,900	14,665,371
Aon Corp.	39,700	1,647,947
Berkley (W.R.) Corp.	5,600	325,136
Chubb Corp.	21,800	2,080,592
Cigna Corp.	14,500	1,893,990
Lincoln National Corp.	24,100	1,315,619
Loews Corp.	300	30,360
Marsh & McLennan Cos., Inc.	29,500	866,120
MGIC Investment Corp.	21,900	1,459,197
The PMI Group, Inc.	700	32,144
Progressive Corp.	7,400	771,524
Prudential Financial, Inc.	13,400	1,015,854
Radian Group, Inc.	9,500	572,375
St. Paul Travelers Cos.	97,700	4,082,883
WellPoint, Inc.(a)	3,100	240,033
		52,346,527
Internet Content — 0.2%
BEA Systems, Inc.(a)	160,700	2,109,991
Lodging — 0.2%
Marriott International, Inc. Cl. A	29,100	1,996,260
Machinery & Components — 2.8%
Baker Hughes, Inc.	72,900	4,986,360
Caterpillar, Inc.	216,300	15,532,503
Cooper Cameron Corp.(a)	34,200	1,507,536
Flowserve Corp.(a)	500	29,170
Grant Prideco, Inc.(a)	33,700	1,443,708
Joy Global, Inc.	10,700	639,539
Smith International, Inc.	19,500	759,720
Timken Co.	9,700	313,019
		25,211,555
Manufacturing — 0.1%
Millipore Corp.(a) (b)	7,700	562,562
Terex Corp.(a)	4,100	324,884
		887,446
Medical Supplies — 2.6%
Agilent Technologies, Inc.(a)	178,300	6,695,165
Allergan, Inc.	65,900	7,150,150
Applera Corp. - Applied Biosystems Group	22,400	607,936
Baxter International, Inc.	6,600	256,146
Henry Schein, Inc.(a)	15,100	722,686
Kyphon, Inc.(a) (b)	8,700	323,640
Medtronic, Inc.	24,700	1,253,525
Mentor Corp.	9,900	448,569
Mine Safety Appliances Co.	2,600	109,200

5

Respironics, Inc.(a)	14,800	$575,868
St. Jude Medical, Inc.(a)	78,200	3,206,200
Stryker Corp.	17,500	775,950
Techne Corp.(a)	6,200	372,868
Varian Medical Systems, Inc.(a)	17,700	994,032
		23,491,935
Metals & Mining — 0.1%
Consol Energy, Inc.	9,800	726,768
Nucor Corp.	3,900	408,681
		1,135,449
Pharmaceuticals — 15.8%
Abbott Laboratories	142,200	6,039,234
American Pharmacuetical Partners, Inc.(a) (b)	13,300	378,917
AmerisourceBergen Corp.	43,200	2,085,264
Amgen, Inc.(a)	68,100	4,954,275
Barr Pharmaceuticals, Inc.(a)	56,100	3,533,178
Cardinal Health, Inc.(b)	91,600	6,826,032
Forest Laboratories, Inc.(a)	154,900	6,913,187
Genentech, Inc.(a)	303,800	25,674,138
Gilead Sciences, Inc.(a) (b)	51,500	3,204,330
Invitrogen Corp.(a)	10,900	764,417
Johnson & Johnson	228,200	13,514,004
McKesson Corp.	189,600	9,883,848
Medco Health Solutions, Inc.(a)	64,000	3,662,080
Merck & Co., Inc.	814,100	28,680,743
Omnicare, Inc.(b)	41,200	2,265,588
Pfizer, Inc.	820,100	20,436,892
Wyeth	118,500	5,749,620
		144,565,747
Prepackaged Software — 0.9%
Adobe Systems, Inc.(a)	43,900	1,532,988
BMC Software, Inc.(a)	14,000	303,240
CA, Inc.	206	5,605
Cerner Corp.(a) (b)	77,000	3,653,650
DST Systems, Inc.(a)	15,100	874,894
Fair Isaac Corp.	39,700	1,572,914
		7,943,291
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A(a)	6,600	532,620
Simon Property Group, Inc. REIT	5,800	488,012
		1,020,632
Restaurants — 1.8%
Applebee’s International, Inc.(b)	47,800	1,173,490
Brinker International, Inc.(b)	35,800	1,512,550
Darden Restaurants, Inc.	76,300	3,130,589
McDonald’s Corp.	48,200	1,656,152
Outback Steakhouse, Inc.(b)	24,600	1,082,400
Sonic Corp.(a)	36,300	1,275,219

6

Wendy’s International, Inc.	76,000	$4,716,560
Yum! Brands, Inc.	30,300	1,480,458
		16,027,418
Retail — 12.3%
Advance Auto Parts Corp.	87,500	3,643,500
AutoZone, Inc.(a)	27,800	2,771,382
Bed Bath & Beyond, Inc.(a)	171,300	6,577,920
Dollar General Corp.	155,500	2,747,685
Dollar Tree Stores, Inc.(a)	45,200	1,250,684
The Home Depot, Inc.	1,045,400	44,220,420
J.C. Penney Co., Inc.	1,500	90,615
Lowe’s Cos., Inc.	370,200	23,855,688
Men’s Wearhouse, Inc.	42,200	1,516,668
Office Depot, Inc.(a)	42,200	1,571,528
O’Reilly Automotive, Inc.(a)	57,100	2,087,576
Target Corp.	22,000	1,144,220
The TJX Cos., Inc.	78,500	1,948,370
Tiffany & Co.	57,900	2,173,566
Tractor Supply Co.(a)	3,400	225,556
Walgreen Co.	160,800	6,935,304
Wal-Mart Stores, Inc.(b)	204,900	9,679,476
		112,440,158
Retail - Grocery — 0.0%
Weis Markets, Inc.	1,000	44,570
Whole Foods Market, Inc.	4,100	272,404
		316,974
Telephone Utilities — 0.9%
ADTRAN, Inc.	33,200	869,176
Alltel Corp.	18,200	1,178,450
Nextel Partners, Inc. Cl. A(a)	64,100	1,815,312
NII Holdings, Inc. Cl. B(a) (b)	59,600	3,514,612
Verizon Communications, Inc.	17,600	599,456
		7,977,006
Tobacco — 4.8%
Altria Group, Inc.	621,500	44,039,490
Transportation — 0.8%
Burlington Northern Santa Fe Corp.	22,000	1,833,260
CNF, Inc.	5,000	249,700
Expeditors International of Washington, Inc.	5,200	449,228
FedEx Corp.	13,000	1,468,220
Landstar System, Inc.	5,300	233,836
Robinson (C.H.) Worldwide, Inc.	58,200	2,857,038
		7,091,282
TOTAL EQUITIES (Cost $841,840,154)		897,764,778

7

RIGHTS — 0.0%
Computers & Information
Seagate Technology(a) (c)	66,000	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL LONG TERM INVESTMENTS (Cost $841,840,154)		897,764,778

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.6%
Cash Equivalents — 5.3%(e)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$1,412,045	$1,412,045
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	941,362	941,362
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	658,954	658,954
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	941,362	941,362
Bank of America 4.770%	05/16/2006	724,334	724,334
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	941,362	941,362
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	1,412,044	1,412,044
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	564,817	564,817
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	1,600,316	1,600,316
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	564,817	564,817
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	2,165,134	2,165,134
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	1,412,044	1,412,044
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	941,362	941,362
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	1,412,044	1,412,044
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	941,362	941,362
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	486,395	486,395

8

Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	$941,362	$941,362
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,317,907	1,317,907
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	376,545	376,545
Freddie Mac Discount Note 4.711%	05/03/2006	334,264	334,264
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	1,868,008	1,868,008
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	941,362	941,362
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,412,044	1,412,044
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	1,176,703	1,176,703
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	621,299	621,299
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,317,907	1,317,907
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	1,882,725	1,882,725
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	1,223,771	1,223,771
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	1,412,044	1,412,044
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	658,954	658,954
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	941,362	941,362
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	470,681	470,681
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	1,882,725	1,882,725
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	658,954	658,954
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	2,880,847	2,880,851
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,317,907	1,317,907
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	1,882,725	1,882,725
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	1,882,725	1,882,725
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	1,412,044	1,412,044

9

Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	$941,362	$941,362
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	1,412,044	1,412,044
			48,288,029
Repurchase Agreements — 3.2%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(f)
		29,504,338	29,504,338
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill(d) 4.520%	08/24/2006	1,000,000	981,795
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			78,774,162
TOTAL INVESTMENTS — 106.9% (Cost $920,614,316)(g)			$976,538,940
Other Assets/(Liabilities) — (6.9%)			(63,686,221)
NET ASSETS — 100.0%			$912,852,719

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $29,512,329. Collateralized by a U.S. Government Agency obligation with a rate of 5.268%, maturity date of 12/25/2032, and an aggregate market value, including accrued interest, of $30,979,555.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Aggressive Growth Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK
Banking, Savings & Loans — 2.4%
Capital One Financial Corp.	188,900	$15,210,228
Commercial Services — 16.6%
Apollo Group, Inc. Cl. A(a) (b)	504,200	26,475,542
eBay, Inc.(a)	1,176,000	45,934,560
Iron Mountain, Inc.(a)	190,000	7,740,600
Moody’s Corp.(b)	367,400	26,254,404
		106,405,106
Communications — 4.7%
Qualcomm, Inc.	591,700	29,945,937
Computers & Information — 2.1%
Dell, Inc.(a)	455,000	13,540,800
Financial Services — 4.5%
The Chicago Mercantile Exchange(b)	64,100	28,684,750
Food Retailers — 8.4%
Starbucks Corp.(a)	1,430,700	53,851,548
Information Retrieval Services — 11.8%
Google, Inc. Cl. A(a)	136,200	53,118,000
Yahoo!, Inc.(a)	699,300	22,559,418
		75,677,418
Medical Supplies — 16.2%
Allergan, Inc.	233,500	25,334,750
Intuitive Surgical, Inc.(a) (b)	83,000	9,794,000
Medtronic, Inc.	409,800	20,797,350
Patterson Cos., Inc.(a) (b)	229,500	8,078,400
Stryker Corp.	330,800	14,667,672
Varian Medical Systems, Inc.(a)	246,100	13,820,976
Zimmer Holdings, Inc.(a)	161,400	10,910,640
		103,403,788
Pharmaceuticals — 20.7%
American Pharmacuetical Partners, Inc(a) (b)	257,500	7,336,175
Amgen, Inc.(a)	279,800	20,355,450
Genentech, Inc.(a)	496,700	41,976,117
Genzyme Corp.(a)	460,100	30,927,922
Teva Pharmaceutical Sponsored ADR (Israel)	782,300	32,215,114
		132,810,778
Prepackaged Software — 2.7%
Red Hat, Inc.(a) (b)	614,600	17,196,508

1

Retail — 9.4%
Bed Bath & Beyond, Inc.(a)	354,800	$13,624,320
Lowe’s Cos., Inc.	411,500	26,517,060
Walgreen Co.	460,700	19,869,991
		60,011,371
TOTAL EQUITIES (Cost $530,439,419)		636,738,232

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.2%
Cash Equivalents — 10.8%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$2,023,619	$2,023,619
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	1,349,079	1,349,079
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	944,355	944,355
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	1,349,079	1,349,079
Bank of America 4.770%	05/16/2006	1,038,052	1,038,052
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	1,349,079	1,349,079
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	2,023,619	2,023,619
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	809,448	809,448
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	2,293,435	2,293,435
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	809,448	809,448
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	3,102,882	3,102,882
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	2,023,619	2,023,619
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	1,349,079	1,349,079
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	2,023,619	2,023,619
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	1,349,079	1,349,079
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	697,059	697,059
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	1,349,079	1,349,079

2

Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	$1,888,711	$1,888,711
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	539,632	539,632
Freddie Mac Discount Note 4.711%	05/03/2006	479,038	479,038
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	2,677,068	2,677,068
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	1,349,079	1,349,079
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	2,023,619	2,023,619
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	1,686,349	1,686,349
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	890,392	890,392
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,888,711	1,888,711
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	2,698,158	2,698,158
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	1,753,803	1,753,803
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	2,023,619	2,023,619
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	944,355	944,355
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	1,349,079	1,349,079
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	674,540	674,540
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	2,698,158	2,698,158
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	944,355	944,355
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	4,128,581	4,128,581
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,888,711	1,888,711
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	2,698,158	2,698,158
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	2,698,158	2,698,158
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	2,023,619	2,023,619
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	1,349,079	1,349,079
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	2,023,619	2,023,619
			69,202,220

3

Repurchase Agreements — 1.4%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)	$8,881,184	$8,881,184
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		78,083,404
TOTAL INVESTMENTS — 111.7% (Cost $608,522,823)(e)		$714,821,636
Other Assets/(Liabilities) — (11.7%)		(74,964,131)
NET ASSETS — 100.0%		$639,857,505

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $8,883,590. Collaterized by a U.S. Government Agency obligation with a rate of 6.875%, maturity date of 03/25/2029, and an aggregate market value, including accrued interest, of $9,325,243.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Select OTC 100 Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 101.3%
COMMON STOCK
Advertising — 0.8%
Lamar Advertising Co.(a) (b)	3,578	$188,274
Monster Worldwide, Inc.(a)	5,502	274,330
		462,604
Apparel, Textiles & Shoes — 0.6%
Ross Stores, Inc.	5,834	170,294
Urban Outfitters, Inc.(a) (b)	7,064	173,351
		343,645
Automotive & Parts — 0.9%
Paccar, Inc.	7,756	546,643
Broadcasting, Publishing & Printing — 2.1%
Comcast Corp. Cl. A(a) (b)	39,121	1,023,405
Liberty Global, Inc. Cl. A(a)	9,898	202,612
		1,226,017
Commercial Services — 5.6%
Apollo Group, Inc. Cl. A(a)	7,193	377,704
Cintas Corp.(b)	8,260	352,041
eBay, Inc.(a)	42,991	1,679,228
Fastenal Co.	5,970	282,620
Paychex, Inc.	14,756	614,735
		3,306,328
Communications — 11.4%
EchoStar Communications Corp. Cl. A(a)	9,026	269,607
Network Appliance, Inc.(a) (b)	16,032	577,633
NTL, Inc.(a)	12,714	370,105
Qualcomm, Inc.	81,857	4,142,783
Research In Motion Ltd.(a)	7,594	644,579
Sirius Satellite Radio, Inc.(a) (b)	59,080	300,126
Tellabs, Inc(a)	10,636	169,112
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	10,907	242,899
		6,716,844
Communications Equipment — 0.3%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)(b)	4,911	185,243
Computer Integrated Systems Design — 1.6%
Autodesk, Inc(a)	9,854	379,576
Cadence Design Systems, Inc.(a) (b)	12,182	225,245
Sun Microsystems, Inc.(a)	61,962	317,865
		922,686

1

Computer Programming Services — 0.9%
Cognizant Technology Solutions Corp. Cl. A(a)	5,520	$328,385
VeriSign, Inc.(a)	9,602	230,352
		558,737
Computer Related Services — 1.0%
Checkfree Corp.(a)	3,564	179,982
IAC/InterActiveCorp(a)	13,681	403,179
		583,161
Computers & Information — 11.7%
Apple Computer, Inc.(a)	48,502	3,042,045
CDW Corp.	3,453	203,209
Cisco Systems, Inc.(a)	90,044	1,951,253
Comverse Technology, Inc.(a)	8,593	202,193
Dell, Inc.(a)	35,480	1,055,885
Sandisk Corp.(a)	7,298	419,781
		6,874,366
Data Processing & Preparation — 0.7%
Fiserv, Inc.(a)	9,457	402,395
Electrical Equipment & Electronics — 12.9%
Altera Corp.(a) (b)	20,891	431,190
American Power Conversion Corp.	8,124	187,746
ATI Technologies, Inc.(a)	10,281	176,628
Broadcom Corp. Cl. A(a)	17,363	749,387
Flextronics International Ltd(a)	25,675	265,736
Garmin Ltd.(b)	4,113	326,696
Intel Corp.	84,416	1,633,450
JDS Uniphase Corp.(a)	78,902	329,021
KLA-Tencor Corp.	9,943	480,843
Linear Technology Corp.(b)	16,744	587,380
Marvell Technology Group Ltd.(a) (b)	11,218	606,894
Maxim Integrated Products, Inc.	18,410	683,932
Microchip Technology, Inc.	7,307	265,244
Nvidia Corp.(a)	6,888	394,407
Xilinx, Inc.	18,742	477,171
		7,595,725
Energy — 0.4%
Patterson-UTI Energy, Inc.	7,213	230,527
Food Retailers — 2.8%
Starbucks Corp.(a)	43,493	1,637,077
Healthcare — 1.1%
Express Scripts, Inc.(a)	5,352	470,441
Lincare Holdings, Inc.(a)	3,875	150,970
		621,411

2

Information Retrieval Services — 5.3%
Google, Inc. Cl. A(a)	4,974	$1,939,860
Juniper Networks, Inc.(a)	15,158	289,821
Yahoo!, Inc.(a)	27,930	901,022
		3,130,703
Internet Content — 0.4%
BEA Systems, Inc.(a)	16,774	220,243
Lodging — 0.6%
Wynn Resorts Ltd.(a) (b)	4,446	341,675
Machinery & Components — 0.5%
Joy Global, Inc.	4,955	296,160
Manufacturing — 1.4%
Applied Materials, Inc.	33,622	588,721
Lam Research Corp.(a) (b)	5,915	254,345
		843,066
Medical Supplies — 1.7%
Biomet, Inc.	13,659	485,168
Dentsply International, Inc.	3,101	180,323
Intuitive Surgical, Inc.(a)	1,466	172,988
Patterson Cos., Inc.(a) (b)	5,435	191,312
		1,029,791
Pharmaceuticals — 12.6%
Amgen, Inc.(a)	23,377	1,700,677
Amylin Pharmaceuticals, Inc.(a) (b)	4,401	215,429
Biogen Idec, Inc.(a)	15,328	721,949
Celgene Corp.(a)	14,060	621,733
Chiron Corp.(a) (b)	11,345	519,714
Genzyme Corp.(a)	13,266	891,741
Gilead Sciences, Inc.(a)	18,657	1,160,839
MedImmune, Inc.(a)	10,790	394,698
Sepracor, Inc.(a)	4,222	206,076
Sigma-Aldrich Corp.	2,638	173,554
Teva Pharmaceutical Sponsored ADR (Israel)	20,286	835,377
		7,441,787
Prepackaged Software — 15.5%
Activision, Inc.(a)	10,162	140,134
Adobe Systems, Inc.(a)	24,150	843,318
Check Point Software Technologies Ltd.(a)	9,878	197,758
Citrix Systems, Inc.(a)	8,587	325,447
Electronic Arts, Inc.(a)	12,551	686,791
Intuit, Inc.(a)	9,134	485,837
Microsoft Corp.	145,732	3,965,368
Oracle Corp.(a)	88,199	1,207,444
Pixar, Inc.(a)	4,972	318,904
Red Hat, Inc.(a) (b)	7,278	203,638
Symantec Corp.(a)	44,704	752,368
		9,127,007

3

Retail — 5.4%
Amazon.com, Inc.(a)	11,344	$414,169
Bed Bath & Beyond, Inc.(a)	16,381	629,030
Costco Wholesale Corp.	10,212	553,082
Petsmart, Inc.	5,747	161,721
Sears Holdings Corp.(a)	6,898	912,192
Staples, Inc.	20,057	511,855
		3,182,049
Retail - Grocery — 0.6%
Whole Foods Market, Inc.(b)	5,552	368,875
Telephone Utilities — 0.6%
NII Holdings, Inc. Cl. B(a)	6,059	357,299
Transportation — 1.4%
Discovery Holding Co. Cl. A(a)	9,905	148,575
Expeditors International of Washington, Inc.	4,289	370,527
Robinson (C.H.) Worldwide, Inc.	6,861	336,807
		855,909
Travel — 0.5%
Expedia, Inc.(a) (b)	14,165	287,125
TOTAL EQUITIES (Cost $50,516,614)		59,695,098

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.7%
Cash Equivalents — 9.6%(d)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$165,198	$165,198
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	110,128	110,128
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	77,090	77,090
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	110,128	110,128
Bank of America 4.770%	05/16/2006	84,738	84,738
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	110,128	110,128
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	165,192	165,192
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	66,077	66,077
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	187,218	187,218
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	66,077	66,077

4

BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	$253,295	$253,295
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	165,192	165,192
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	110,128	110,128
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	165,192	165,192
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	110,128	110,128
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	56,902	56,902
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	110,128	110,128
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	154,180	154,180
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	44,051	44,051
Freddie Mac Discount Note 4.711%	05/03/2006	39,105	39,105
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	218,535	218,535
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	110,128	110,128
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	165,192	165,192
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	137,660	137,660
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	72,685	72,685
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	154,180	154,180
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	220,256	220,256
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	143,167	143,167
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	165,192	165,192
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	77,090	77,090
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	110,128	110,128
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	55,064	55,064
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	220,256	220,256
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	77,090	77,090

5

Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	$337,025	$337,025
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	154,180	154,180
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	220,256	220,256
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	220,256	220,256
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	165,192	165,192
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	110,128	110,128
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	165,192	165,192
			5,649,127
Repurchase Agreements — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(e)		596,870	596,870
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill(c) 3.938%	04/06/2006	70,000	69,994
U.S. Treasury Bill(c) 4.074%	04/06/2006	50,000	49,972
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			6,365,963
TOTAL INVESTMENTS — 112.0% (Cost $56,882,577)(f)			$66,061,061
Other Assets/(Liabilities) — (12.0%)			(7,118,359)
NET ASSETS — 100.0%			$58,942,702

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $597,032. Collateralized by a U.S. Government Agency obligation with a rate of 7.375%, maturity date of 08/25/2024 and an aggregate market value, including accrued interest, of $626,714.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Focused Value Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 95.8%
COMMON STOCK
Advertising — 1.4%
Catalina Marketing Corp.	402,500	$9,297,750
Harte-Hanks, Inc.	135,700	3,711,395
		13,009,145
Apparel, Textiles & Shoes — 1.3%
Jones Apparel Group, Inc.	223,850	7,917,575
Tommy Hilfiger Corp.(a)	244,900	4,033,503
		11,951,078
Automotive & Parts — 1.0%
Federal Signal Corp.	349,800	6,471,300
Superior Industries International, Inc.(b)	155,900	3,018,224
		9,489,524
Banking, Savings & Loans — 11.9%
JP Morgan Chase & Co.	975,000	40,599,000
The South Financial Group, Inc.(b)	143,676	3,757,127
Sovereign Bancorp, Inc.	1,600,000	35,056,000
Washington Mutual, Inc.	700,000	29,834,000
		109,246,127
Beverages — 3.6%
The Pepsi Bottling Group, Inc.	1,000,000	30,390,000
PepsiAmericas, Inc.	104,700	2,559,915
		32,949,915
Broadcasting, Publishing & Printing — 10.1%
Cablevision Systems Corp. Cl. A(a)	1,086,500	29,009,550
Liberty Global, Inc. Cl. A(a)	192,000	3,930,240
Liberty Global, Inc. Cl. C(a)	192,000	3,792,000
Liberty Media Corp. Cl. A(a)	3,200,000	26,272,000
Time Warner, Inc.	1,800,000	30,222,000
		93,225,790
Chemicals — 1.5%
Albemarle Corp.	140,200	6,358,070
The Valspar Corp.	266,800	7,435,716
		13,793,786
Commercial Services — 2.1%
G&K Services, Inc. Cl. A	117,600	5,002,704
MoneyGram International, Inc.	376,500	11,566,080
Viad Corp.	74,900	2,567,572
		19,136,356

1

Computer Integrated Systems Design — 0.9%
Parametric Technology Corp.(a)	533,640	$8,714,341
Computers & Information — 3.3%
CDW Corp.	72,300	4,254,855
Dell, Inc.(a)	865,000	25,742,400
		29,997,255
Computers & Office Equipment — 4.3%
Hewlett-Packard Co.	1,200,000	39,480,000
Data Processing & Preparation — 0.6%
IMS Health, Inc.	235,200	6,061,104
Electrical Equipment & Electronics — 11.1%
American Power Conversion Corp.	599,200	13,847,512
AVX Corp.(b)	129,200	2,286,840
Entegris, Inc.(a)	1,087,700	11,573,128
Flextronics International Ltd.(a)	429,600	4,446,360
Hubbell, Inc. Cl. B	182,500	9,354,950
Intel Corp.	1,500,000	29,025,000
Itron, Inc.(a) (b)	58,819	3,520,317
National Semiconductor Corp.	1,000,000	27,840,000
		101,894,107
Entertainment & Leisure — 0.3%
International Speedway Corp. Cl. A	64,500	3,283,050
Financial Services — 4.2%
CapitalSource, Inc.(b)	288,546	7,179,024
Morgan Stanley	500,000	31,410,000
		38,589,024
Foods — 1.6%
Hain Celestial Group, Inc.(a)	385,200	10,088,388
Pilgrim’s Pride Corp.(b)	196,700	4,262,489
		14,350,877
Healthcare — 0.7%
Universal Health Services, Inc. Cl. B	124,400	6,318,276
Home Construction, Furnishings & Appliances — 0.7%
Steelcase, Inc.	361,800	6,512,400
Industrial - Diversified — 4.5%
Carlisle Companies, Inc.(b)	110,800	9,063,440
Tyco International Ltd.	1,200,000	32,256,000
		41,319,440
Insurance — 1.6%
Ambac Financial Group, Inc.	38,450	3,060,620
MBIA, Inc.(b)	110,050	6,617,307
UnumProvident Corp.(b)	255,500	5,232,640
		14,910,567

2

Machinery & Components — 2.3%
Dover Corp.	194,500	$9,444,920
Pall Corp.(b)	316,600	9,874,754
Tennant Co.	41,400	2,166,048
		21,485,722
Medical Supplies — 5.3%
Baxter International, Inc.	900,000	34,929,000
Mettler-Toledo International, Inc.(a)	226,100	13,642,874
		48,571,874
Pharmaceuticals — 0.4%
Medco Health Solutions, Inc.(a)	58,800	3,364,536
Restaurants — 9.9%
ARAMARK Corp. Cl. B(b)	203,500	6,011,390
CBRL Group, Inc.	152,900	6,713,839
McDonald’s Corp.	1,150,000	39,514,000
Yum! Brands, Inc.	800,000	39,088,000
		91,327,229
Retail — 5.8%
Big Lots, Inc.(a) (b)	881,900	12,311,324
Dollar General Corp.	110,800	1,957,836
Tiffany & Co.(b)	800,000	30,032,000
Zale Corp.(a)	322,900	9,050,887
		53,352,047
Toys, Games — 0.4%
Hasbro, Inc.	176,400	3,722,040
Transportation — 5.0%
Carnival Corp.(b)	500,000	23,685,000
Discovery Holding Co. Cl. A(a) (b)	1,500,000	22,500,000
		46,185,000
TOTAL EQUITIES (Cost $737,525,507)		882,240,610

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 5.0%
Cash Equivalents(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$1,339,975	$1,339,975
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	893,317	893,317
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	625,322	625,322
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	893,317	893,317
Bank of America 4.770%	05/16/2006	687,365	687,365

3

Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	$893,317	$893,317
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	1,339,975	1,339,975
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	535,990	535,990
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	1,518,639	1,518,639
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	535,990	535,990
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	2,054,629	2,054,629
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	1,339,975	1,339,975
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	893,317	893,317
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	1,339,975	1,339,975
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	893,317	893,317
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	461,570	461,570
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	893,317	893,317
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,250,644	1,250,644
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	357,327	357,327
Freddie Mac Discount Note 4.711%	05/03/2006	317,204	317,204
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	1,772,669	1,772,669
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	893,317	893,317
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,339,975	1,339,975
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	1,116,647	1,116,647
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	589,589	589,589
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,250,644	1,250,644
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	1,786,634	1,786,634
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	1,161,312	1,161,312
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	1,339,975	1,339,975

4

Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	$625,322	$625,322
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	893,317	893,317
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	446,658	446,658
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	1,786,634	1,786,634
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	625,322	625,322
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	2,733,814	2,733,814
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,250,644	1,250,644
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	1,786,634	1,786,634
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	1,786,634	1,786,634
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	1,339,976	1,339,976
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	893,317	893,317
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	1,339,976	1,339,976
			45,823,492
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			45,823,492
TOTAL INVESTMENTS — 100.8% (Cost $783,348,999)(d)			$928,064,102
Other Assets/(Liabilities) — (0.8%)			(7,764,705)
NET ASSETS — 100.0%			$920,299,397

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 97.5%
COMMON STOCK
Advertising — 0.1%
Catalina Marketing Corp.	300	$6,930
Aerospace & Defense — 0.7%
AAR Corp.(a)	500	14,240
HEICO Corp.	100	3,169
Kaman Corp.	1,600	40,256
Triumph Group, Inc.(a)	200	8,852
		66,517
Air Transportation — 0.4%
Alaska Air Group, Inc.(a)	800	28,360
Forward Air Corp.	200	7,458
Republic Airways Holdings, Inc.(a)	100	1,481
SkyWest, Inc.	200	5,854
		43,153
Apparel, Textiles & Shoes — 3.0%
Albany International Corp. Cl. A	1,200	45,708
Brown Shoe Co., Inc.	100	5,248
The Buckle, Inc.	300	12,285
Charming Shoppes, Inc.(a)	2,600	38,662
Interface, Inc. Cl. A(a)	800	11,048
Payless ShoeSource, Inc.(a)	2,800	64,092
Phillips-Van Heusen Corp.	300	11,463
Skechers U.S.A., Inc. Cl. A(a)	600	14,958
Steven Madden Ltd.	900	31,950
Too, Inc.(a)	800	27,480
Wolverine World Wide, Inc.	1,600	35,408
		298,302
Automotive & Parts — 2.3%
Aftermarket Technology Corp.(a)	2,300	52,003
Asbury Automotive Group, Inc.(a)	100	1,972
Commercial Vehicle Group, Inc.(a)	100	1,921
Federal Signal Corp.	2,900	53,650
Group 1 Automotive, Inc.	1,100	52,294
Modine Manufacturing Co.	1,200	35,400
Smith (A.O.) Corp.	200	10,560
Visteon Corp.(a)	5,200	23,920
		231,720
Banking, Savings & Loans — 14.2%
1st Source Corp.	1,400	41,972
Amcore Financial, Inc.	100	3,162

1

Bancfirst Corp.	700	$30,520
BancorpSouth, Inc.	2,800	67,228
Bank of Granite Corp.	300	6,081
Banner Corp.	400	13,600
Camden National Corp.	100	3,840
Capitol Bancorp Ltd.	1,100	51,425
Chemical Financial Corp.	100	3,231
Citizens Banking Corp.	800	21,480
Clifton Savings Bancorp, Inc.	1,000	10,690
Columbia Banking Systems, Inc.	400	13,384
Community Banks, Inc.	400	11,384
Community Trust Bancorp, Inc.	100	3,390
CompuCredit Corp.(a)	1,100	40,491
Corus Bankshares, Inc.	100	5,944
Dime Community Bancshares	700	10,059
Federal Agricultural Mortgage Corp. Cl. C	400	11,768
Financial Institutions, Inc.	900	17,001
First Bancorp	1,600	19,776
First Citizens BancShares, Inc. Cl. A	300	57,900
First Commonwealth Financial Corp.	100	1,466
First Indiana Corp.	800	22,320
First Midwest Bancorp, Inc.	800	29,256
First Niagara Financial Group, Inc.	2,100	30,786
First Place Financial Corp.	1,900	47,120
FirstFed Financial Corp.(a)	100	5,981
FNB Corp., VA	500	16,990
Franklin Bank Corp.(a)	2,500	48,075
Heartland Financial USA, Inc.	100	2,360
Independent Bank Corp.	1,100	31,295
Integra Bank Corp.	2,000	45,720
ITLA Capital Corp.	400	19,288
MAF Bancorp, Inc.	1,400	61,278
MainSource Financial Group, Inc.	600	11,340
MCG Capital Corp.	2,900	40,919
NASB Financial, Inc.	100	3,426
NetBank, Inc.	1,300	9,412
Oceanfirst Financial Corp.	200	4,900
Old National Bancorp	2,700	58,428
Omega Financial Corp.	400	13,544
Pacific Capital Bancorp	300	10,152
Partners Trust Financial Group, Inc.	2,200	26,224
Pennfed Financial Services, Inc.	800	15,336
Peoples Bancorp, Inc.	600	18,000
PFF Bancorp, Inc.	200	6,742
Provident Bankshares Corp.	700	25,515
Provident Financial Holdings, Inc.	600	19,560
Provident Financial Services, Inc.	2,000	36,200
R&G Financial Corp. Cl. B	2,700	34,182
Republic Bancorp, Inc.	1,400	16,856
Sandy Spring Bancorp, Inc.	800	30,392

2

Santander BanCorp	1,000	$25,400
SCBT Financial Corp.	300	10,524
Simmons First National Corp. Cl. A	900	26,784
Sterling Bancshares, Inc.	800	14,440
Susquehanna Bancshares, Inc.	900	23,193
TierOne Corp.	100	3,395
Trustmark Corp.	900	28,476
United Bankshares, Inc.	1,000	38,270
United Community Financial Corp.	3,400	41,208
WesBanco, Inc.	300	9,843
WSFS Financial Corp.	100	6,283
		1,415,205
Beverages — 0.4%
Boston Beer Co., Inc. Cl. A(a)	1,300	33,813
M&F Worldwide Corp.(a)	600	8,568
		42,381
Broadcasting, Publishing & Printing — 1.9%
Citadel Broadcasting Corp.	3,200	35,488
Cox Radio, Inc. Cl. A(a)	300	4,026
Cumulus Media, Inc. Cl. A(a)	300	3,378
Emmis Communications Corp. Cl. A(a)	100	1,600
Entercom Communications Corp.	1,100	30,712
Entravision Communications Corp. Cl. A(a)	1,200	10,992
Gray Television, Inc.	2,900	24,360
Journal Register Co.	1,100	13,398
Lin TV Corp. Cl. A(a)	1,400	12,600
Reader’s Digest Association	600	8,850
Salem Communications Corp. Cl. A(a)	100	1,501
Scholastic Corp.(a)	1,600	42,816
		189,721
Building Materials & Construction — 1.1%
Comfort Systems USA, Inc.	1,600	21,600
Emcor Group, Inc.(a)	800	39,728
Granite Construction, Inc.	800	38,944
Lennox International, Inc.	300	8,958
Texas Industries, Inc.	100	6,049
		115,279
Chemicals — 2.6%
Georgia Gulf Corp.	700	18,193
Grace (W.R.) & Co.(a)	900	11,970
H.B. Fuller Co.	1,500	77,010
Hercules, Inc.(a)	200	2,760
Innospec, Inc.	800	20,504
NewMarket Corp.	600	28,554
Olin Corp.	200	4,294
Schulman (A.), Inc.	300	7,425
TETRA Technologies, Inc.(a)	500	9,545

3

UAP Holding Corp.	2,100	$45,150
Usec, Inc.	3,000	36,150
Westlake Chemical Corp.	100	3,455
		265,010
Commercial Services — 5.0%
ABM Industries, Inc.	100	1,917
Celera Genomics Group - Applera Corp.(a)	200	2,338
Consolidated Graphics, Inc.(a)	400	20,848
Dollar Thrifty Automotive Group, Inc.(a)	100	4,540
Dycom Industries, Inc.(a)	200	4,250
Forrester Research, Inc.(a)	2,000	44,640
Ipass, Inc.(a)	1,000	8,010
Magellan Health Services, Inc.(a)	800	32,376
Marlin Business Services Corp.(a)	1,000	22,100
Maximus, Inc.	100	3,598
MPS Group, Inc.(a)	2,400	36,720
NCO Group, Inc.(a)	500	11,875
Pegasystems, Inc.(a)	1,500	12,240
Per-Se Technologies, Inc.(a)	100	2,666
PRA International(a)	500	12,395
PRG-Schultz International, Inc.(a)	1,600	976
Quanta Services, Inc.(a)	4,800	76,896
Regeneron Pharmaceuticals, Inc.(a)	1,600	26,608
Regis Corp.	200	6,896
SOURCECORP, Inc.(a)	700	16,877
Spherion Corp.(a)	4,400	45,760
Stewart Enterprises, Inc. Cl. A	2,000	11,420
TeleTech Holdings, Inc.(a)	1,300	14,443
The Standard Register Co.	1,600	24,800
Unifirst Corp.	200	6,644
URS Corp.(a)	300	12,075
Vertrue, Inc.(a)	100	4,180
Volt Information Sciences, Inc.(a)	100	3,056
Washington Group International, Inc.	100	5,739
Wright Express Corp.(a)	800	22,440
		499,323
Communications — 1.0%
CT Communications, Inc.	800	10,872
Cubic Corp.	100	2,394
Ditech Communications Corp.(a)	2,700	28,215
McData Corp. Cl. A(a)	1,400	6,468
Polycom, Inc.(a)	1,200	26,016
SBA Communications Corp. Cl. A(a)	200	4,682
Standard Microsystems Corp.(a)	100	2,598
Sycamore Networks, Inc.(a)	3,500	16,450
UTStarcom, Inc.(a)	300	1,887
		99,582

4

Computer Integrated Systems Design — 1.1%
Adaptec, Inc.(a)	2,700	$14,931
Ariba, Inc.(a)	100	978
Brady Corp. Cl. A	1,400	52,444
Perot Systems Corp. Cl. A(a)	1,400	21,784
RadiSys Corp.(a)	400	7,940
SYKES Enterprises, Inc.(a)	700	9,926
		108,003
Computer Maintenance & Repair — 0.3%
Electronics for Imaging, Inc.(a)	1,200	33,564
Computer Programming Services — 0.2%
Ciber, Inc.(a)	1,200	7,656
Covansys Corp.(a)	500	8,595
		16,251
Computer Related Services — 0.1%
Checkpoint Systems, Inc.(a)	500	13,440
Computers & Information — 2.0%
Advanced Digital Information Corp.(a)	2,100	18,438
Black Box Corp.	400	19,220
Cirrus Logic, Inc.(a)	100	848
Emulex Corp.(a)	1,500	25,635
Extreme Networks, Inc.(a)	2,100	10,542
Foundry Networks, Inc.(a)	1,400	25,424
Palm Inc.(a)	3,100	71,796
Quantum Corp.(a)	3,500	13,090
Redback Networks, Inc.(a)	500	10,845
VeriFone Holdings, Inc.(a)	200	6,058
		201,896
Containers — 0.5%
Silgan Holdings, Inc.	1,200	48,204
Data Processing & Preparation — 0.4%
CSG Systems International, Inc.(a)	900	20,934
eFunds Corp.(a)	600	15,504
		36,438
Electric Utilities — 2.1%
Avista Corp.	1,100	22,715
Black Hills Corp.	400	13,600
CH Energy Group, Inc.	200	9,600
Cleco Corp.	1,500	33,495
Duquesne Light Holdings, Inc.	3,400	56,100
El Paso Electric Co.(a)	500	9,520
NorthWestern Corp.	800	24,912
Sierra Pacific Resources(a)	2,600	35,906
		205,848

5

Electrical Equipment & Electronics — 7.0%
Agilysys, Inc.	2,600	$39,156
AMIS Holdings, Inc.(a)	100	906
Anaren, Inc.(a)	1,000	19,470
Barnes Group, Inc.	1,400	56,700
Belden CDT, Inc.	1,500	40,845
C&D Technologies, Inc.	3,800	35,112
CTS Corp.	700	9,366
Cymer, Inc.(a)	1,000	45,440
Electro Scientific Industries, Inc.(a)	500	11,065
Genesis Microchip, Inc.(a)	700	11,928
Genlyte Group, Inc.(a)	1,000	68,140
Graftech International Limited(a)	1,700	10,370
Integrated Device Technology, Inc.(a)	1,900	28,234
Intrado, Inc.(a)	800	20,784
Kopin Corp.(a)	6,900	34,569
Lattice Semiconductor Corp.(a)	300	1,998
Methode Electronics, Inc.	700	7,623
MKS Instruments, Inc.(a)	100	2,343
Moog, Inc. Cl. A(a)	1,200	42,588
Newport Corp.(a)	800	15,088
Oplink Communications, Inc.(a)	1,100	19,074
Rambus, Inc.(a)	1,800	70,812
RF Micro Devices, Inc.(a)	2,500	21,625
Skyworks Solutions, Inc.(a)	6,700	45,493
Technitrol, Inc.	900	21,582
Triquint Semiconductor, Inc.(a)	2,700	13,284
TTM Technologies, Inc.(a)	700	10,143
		703,738
Electronics — 0.5%
Imation Corp.	1,100	47,201
Energy — 4.7%
Atlas America, Inc.(a)	200	9,562
Berry Petroleum Co. Cl. A	300	20,535
Bill Barrett Corp.(a)	1,100	35,849
Cabot Oil & Gas Corp.	800	38,344
Callon Petroleum Co.(a)	200	4,204
Cimarex Energy Co.	300	12,978
Giant Industries, Inc.(a)	400	27,816
Global Industries Ltd.(a)	3,400	49,266
Harvest Natural Resources, Inc.(a)	2,900	28,188
Newpark Resources, Inc.(a)	1,600	13,120
Nicor, Inc.	300	11,868
Northwest Natural Gas Co.	700	24,843
Oceaneering International, Inc.(a)	100	5,730
Peoples Energy Corp.	1,000	35,640
Remington Oil & Gas Corp.(a)	100	4,322
South Jersey Industries, Inc.	500	13,635
St. Mary Land & Exploration Co.	100	4,083

6

Swift Energy Co.(a)	200	$7,492
The Laclede Group, Inc.	900	30,978
Transmontaigne, Inc.(a)	600	5,886
Veritas DGC, Inc.(a)	1,300	59,007
W&T Offshore, Inc.	700	28,217
		471,563
Entertainment & Leisure — 0.8%
Blockbuster, Inc. Cl. A	900	3,573
JAKKS Pacific, Inc.(a)	600	16,044
Leapfrog Enterprises, Inc.(a)	2,300	24,426
Steinway Musical Instruments, Inc.(a)	1,000	32,220
		76,263
Financial Services — 12.3%
Accredited Home Lenders Holding Co.(a)	200	10,236
American Home Mortgage Investment Corp. REIT	1,500	46,815
Anthracite Capital, Inc. REIT	4,300	47,214
Anworth Mortgage Asset Corp.	300	2,358
Arbor Realty Trust, Inc. REIT	500	13,495
Boykin Lodging Co. REIT(a)	2,400	27,096
Brandywine Realty Trust REIT	1,800	57,168
Capital Lease Funding, Inc. REIT	700	7,763
Chittenden Corp.	800	23,176
Colonial Properties Trust REIT	1,500	75,195
Doral Financial Corp.	1,500	17,325
Equity Inns, Inc. REIT	1,300	21,060
Equity Lifestyle Properties, Inc. REIT	1,000	49,750
FelCor Lodging Trust, Inc.	2,700	56,970
Fieldstone Investment Corp. REIT	4,500	53,100
First Industrial Realty Trust, Inc.	700	29,883
Government Properties Trust, Inc. REIT	2,200	20,988
Gramercy Capital Corp. REIT	1,700	42,381
Heritage Property Investment Trust REIT	400	15,836
Highland Hospitality Corp. REIT	3,400	43,214
Highwoods Properties, Inc.	1,000	33,730
IMPAC Mortgage Holdings, Inc. REIT	1,500	14,460
Innkeepers USA Trust	1,200	20,340
Kite Realty Group Trust REIT	800	12,760
LaBranche & Co., Inc.(a)	2,700	42,687
LTC Properties, Inc.	500	11,630
Meristar Hospitality Corp. REIT(a)	5,300	55,014
The Nasdaq Stock Market, Inc.(a)	700	28,028
National Health Investors, Inc. REIT	500	12,700
Nationwide Health Properties, Inc. REIT	500	10,750
Novastar Financial, Inc.	500	16,720
Omega Healthcare Investors, Inc. REIT	100	1,402
Pennsylvania REIT	1,400	61,600
Piper Jaffray Cos.(a)	1,200	66,000
PS Business Parks, Inc. REIT	1,000	55,920
Stifel Financial Corp.(a)	400	17,468

7

Strategic Hotels & Resorts, Inc.	1,600	$37,248
SWS Group, Inc.	500	13,075
Waddell & Reed Financial, Inc. Cl. A	700	16,170
Winston Hotels, Inc. REIT	3,400	38,658
		1,227,383
Foods — 1.9%
Chiquita Brands International, Inc.	2,000	33,540
Corn Products International, Inc.	200	5,914
Flowers Foods, Inc.	100	2,970
Hain Celestial Group, Inc.(a)	500	13,095
J&J Snack Foods Corp.	100	3,359
Pathmark Stores, Inc.(a)	1,000	10,460
Performance Food Group Co.(a)	1,500	46,785
Seaboard Corp.	35	55,790
Sensient Technologies Corp.	800	14,440
		186,353
Forest Products & Paper — 1.7%
BlueLinx Holdings, Inc.	2,500	40,000
Buckeye Technologies, Inc.(a)	1,400	12,670
Building Materials Holding Corp.	100	3,564
Greif, Inc. Cl. A	500	34,210
Rock-Tenn Co. Cl. A	1,200	17,988
United Stationers, Inc.(a)	1,200	63,720
		172,152
Healthcare — 0.6%
Alliance Imaging, Inc.(a)	800	5,152
Cross Country Healthcare, Inc.(a)	1,600	30,976
Kindred Healthcare, Inc.(a)	200	5,030
Medcath Corp.(a)	200	3,824
Odyssey Healthcare, Inc.(a)	900	15,489
		60,471
Heavy Construction — 0.0%
Perini Corp.(a)	100	3,037
Heavy Machinery — 0.9%
Cascade Corp.	400	21,140
Dril-Quip, Inc.(a)	100	7,085
Lawson Products	100	4,094
NACCO Industries, Inc. Cl. A	400	61,584
		93,903
Home Construction, Furnishings & Appliances — 0.3%
Furniture Brands International, Inc.	900	22,059
Kimball International, Inc. Cl. B	700	10,528
Palm Harbor Homes, Inc.(a)	100	2,143
		34,730

8

Household Products — 0.2%
Apogee Enterprises, Inc.	500	$8,440
Ferro Corp.	800	16,000
		24,440
Industrial - Diversified — 0.3%
Blyth, Inc.	100	2,102
Nordson Corp.	500	24,930
		27,032
Information Retrieval Services — 0.9%
Avocent Corp.(a)	100	3,174
Infospace, Inc.(a)	1,300	36,335
Intergraph Corp.(a)	1,100	45,826
		85,335
Insurance — 4.8%
21st Century Insurance Group	400	6,320
Alfa Corp.	1,000	17,140
American Equity Investment Life Holding Co.	700	10,038
Argonaut Group, Inc.(a)	1,400	49,770
Clark, Inc.	200	2,362
Delphi Financial Group, Inc. Cl. A	400	20,652
Direct General Corp.	1,600	27,216
FBL Financial Group, Inc. Cl. A	1,200	41,340
Great American Financial Resources, Inc.	100	1,973
Harleysville Group, Inc.	800	23,752
Horace Mann Educators Corp.	800	15,040
Ohio Casualty Corp.	2,200	69,740
The Phoenix Companies, Inc.	4,300	70,090
Presidential Life Corp.	500	12,705
Safety Insurance Group, Inc.	1,100	50,226
SeaBright Insurance Holdings, Inc.(a)	2,500	43,550
State Auto Financial Corp.	500	16,855
		478,769
Lodging — 0.9%
Ameristar Casinos, Inc.	200	5,158
LaSalle Hotel Properties	400	16,400
Lodgian, Inc.(a)	200	2,778
Vail Resorts, Inc.(a)	1,600	61,152
		85,488
Machinery & Components — 3.1%
Asyst Technologies, Inc.(a)	3,000	31,230
Axcelis Technologies, Inc.(a)	3,300	19,338
Flowserve Corp.(a)	1,600	93,344
Kadant, Inc.(a)	900	20,430
Kaydon Corp.	1,300	52,468
Kennametal, Inc.	500	30,570
Regal-Beloit Corp.	500	21,135

9

Valmont Industries, Inc.	400	$16,816
Woodward Governor Co.	900	29,925
		315,256
Medical Supplies — 1.6%
Bio-Rad Laboratories, Inc. Cl. A(a)	500	31,175
Bruker BioSciences Corp.(a)	8,000	43,200
Coherent, Inc.(a)	600	21,066
Excel Technology, Inc.(a)	100	2,947
MTS Systems Corp.	300	12,549
Rofin-Sinar Technologies, Inc.(a)	100	5,413
Vital Signs, Inc.	800	43,944
		160,294
Metals & Mining — 4.5%
Carpenter Technology	300	28,356
Castle (A.M.) & Co.	1,200	35,400
Circor International, Inc.	400	11,680
Commercial Metals Co.	1,100	58,839
CommScope, Inc.(a)	2,100	59,955
CompX International, Inc.	300	4,845
Crane Co.	800	32,808
General Cable Corp.(a)	100	3,033
NCI Building Systems, Inc.(a)	200	11,954
Quanex Corp.	300	19,989
Reliance Steel & Aluminum Co.	100	9,392
RTI International Metals, Inc.(a)	500	27,425
The Shaw Group, Inc.(a)	1,600	48,640
Steel Dynamics, Inc.	400	22,692
Stillwater Mining Co.(a)	1,400	23,044
Superior Essex, Inc.(a)	1,900	48,336
		446,388
Miscellaneous — 0.1%
The Geo Group, Inc.(a)	200	6,668
Oil & Gas — 0.3%
WGL Holdings, Inc.	1,100	33,462
Pharmaceuticals — 1.6%
Albany Molecular Research, Inc.(a)	2,900	29,464
Alpharma, Inc. Cl. A	1,700	45,594
Enzon Pharmaceuticals, Inc.(a)	100	810
Maxygen, Inc.(a)	200	1,656
Molecular Devices Corp.(a)	1,100	36,476
Perrigo Co.	300	4,893
Tanox, Inc.(a)	200	3,884
Threshold Pharmaceuticals, Inc.(a)	1,000	14,990
Vertex Pharmaceuticals, Inc.(a)	500	18,295
Xenoport, Inc.(a)	100	2,264
		158,326

10

Prepackaged Software — 1.7%
Borland Software Corp.(a)	1,500	$8,100
Brocade Communications Systems, Inc.(a)	2,900	19,372
EPIQ Systems, Inc.(a)	1,400	26,600
Internet Security Systems, Inc.(a)	100	2,398
Keane, Inc.(a)	1,500	23,625
MRO Software, Inc.(a)	700	11,172
SonicWALL, Inc.(a)	6,000	42,540
SPSS, Inc.(a)	1,200	37,992
		171,799
Real Estate — 1.3%
Alderwoods Group, Inc.(a)	3,100	55,490
Jones Lang Lasalle, Inc.	400	30,616
Trammell Crow Co.(a)	1,100	39,226
		125,332
Restaurants — 0.9%
Domino’s Pizza, Inc.	700	19,985
Jack in the Box, Inc.(a)	400	17,400
Krispy Kreme Doughnuts, Inc.(a)	1,100	9,878
Papa John’s International, Inc.(a)	1,400	45,934
		93,197
Retail — 1.8%
Big Lots, Inc.(a)	3,200	44,672
Casey’s General Stores, Inc.	900	20,583
Cash America International, Inc.	100	3,002
Central Garden & Pet Co.(a)	200	10,628
CSK Auto Corp.(a)	700	9,709
Genesco, Inc.(a)	100	3,889
Longs Drug Stores Corp.	800	37,024
Stride Rite Corp.	300	4,344
Systemax, Inc.(a)	1,600	11,552
Trans World Entertainment Corp.(a)	3,500	19,495
Zale Corp.(a)	500	14,015
		178,913
Telephone Utilities — 1.1%
Brightpoint, Inc.(a)	100	3,106
Centennial Communications Corp.	2,700	19,791
Cincinnati Bell, Inc.(a)	5,400	24,408
Fairpoint Communications, Inc.	200	2,764
General Communication, Inc. Cl. A(a)	1,000	12,090
Golden Telecom, Inc.	500	15,025
Iowa Telecommunications Services, Inc.	200	3,816
Mastec, Inc.(a)	400	5,668
TALK America Holdings, Inc.(a)	2,700	23,031
		109,699
Tobacco — 0.1%
Vector Group Ltd.	700	13,342

11

Transportation — 1.4%
Arkansas Best Corp.	500	$19,560
EGL, Inc.(a)	1,200	54,000
GATX Corp.	600	24,774
Genesee & Wyoming, Inc. Cl. A(a)	300	9,204
SCS Transportation, Inc.(a)	300	8,733
Sirva, Inc.(a)	1,400	11,942
Werner Enterprises, Inc.	700	12,859
		141,072
Water Companies — 0.8%
Pico Holdings, Inc.(a)	1,300	42,757
SJW Corp.	1,400	37,590
		80,347
TOTAL EQUITIES (Cost $9,752,727)		9,748,720

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 99.9%
U.S. Treasury Bill(b) 4.400%	04/06/2006	$9,991,000	$9,984,894
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			9,984,894
TOTAL INVESTMENTS — 197.4% (Cost $19,737,621)(c)			$19,733,614
Other Assets/(Liabilities) — (97.4%)			(9,735,602)
NET ASSETS — 100.0%			$9,998,012

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	This security is held as collateral for open futures contracts. (Note 2).
(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Company Value Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.9%
COMMON STOCK
Aerospace & Defense — 0.5%
AAR Corp.(a)	52,850	$1,505,168
Orbital Sciences Corp.(a) (b)	113,000	1,787,660
		3,292,828
Air Transportation — 0.4%
Mesa Air Group, Inc.(a) (b)	226,025	2,585,726
Apparel, Textiles & Shoes — 1.7%
Brown Shoe Co., Inc.	37,850	1,986,368
Culp, Inc.(a)	53,900	261,415
Guess ?, Inc.(a)	25,400	993,394
Phillips-Van Heusen Corp.	131,900	5,039,899
Too, Inc.(a)	48,125	1,653,094
Wolverine World Wide, Inc.	92,975	2,057,537
		11,991,707
Automotive & Parts — 1.1%
Accuride Corp.(a)	61,500	707,250
Aftermarket Technology Corp.(a)	55,600	1,257,116
Group 1 Automotive, Inc.	25,500	1,212,270
Myers Industries, Inc.	98,560	1,575,974
Winnebago Industries, Inc.(b)	93,000	2,821,620
		7,574,230
Banking, Savings & Loans — 6.4%
Advanta Corp. Cl. B	74,375	2,742,206
Astoria Financial Corp.	76,450	2,366,892
Bankunited Financial Corp. Cl. A	53,550	1,447,992
The Colonial BancGroup, Inc.	141,525	3,538,125
CompuCredit Corp.(a)	26,025	957,980
Financial Federal Corp.	60,600	1,775,580
First Republic Bank	126,000	4,765,320
Greater Bay Bancorp	63,450	1,760,103
Nelnet, Inc. Cl. A(a)	31,175	1,298,439
NetBank, Inc.	107,500	778,300
Northwest Bancorp, Inc.	59,775	1,480,029
Oriental Financial Group, Inc.	23,548	340,269
Pacific Capital Bancorp	38,300	1,296,072
PFF Bancorp, Inc.	99,050	3,338,975
Sterling Bancshares, Inc.	132,700	2,395,235
Sterling Financial Corp.	66,035	1,915,015
Student Loan Corp.	7,900	1,840,700
SVB Financial Group(a) (b)	95,500	5,066,275

1

Texas Regional Bancshares, Inc.	183,370	$5,407,581
West Coast Bancorp	45,500	1,271,725
		45,782,813
Broadcasting, Publishing & Printing — 0.6%
CSS Industries, Inc.	59,900	1,961,126
John Wiley & Sons, Inc. Cl. A	9,575	362,414
Journal Register Co.	93,600	1,140,048
Saga Communications, Inc. Cl. A(a)	117,300	1,134,291
		4,597,879
Building Materials & Construction — 1.9%
Andersons Inc. (The)	23,150	1,811,024
Eagle Materials, Inc.(b)	25,125	1,601,970
ElkCorp	35,700	1,204,875
Emcor Group, Inc.(a)	56,550	2,808,273
Florida Rock Industries, Inc.	73,300	4,120,926
Texas Industries, Inc.	15,625	945,156
US Concrete, Inc.(a)	74,950	1,083,777
		13,576,001
Chemicals — 2.9%
Airgas, Inc.	92,800	3,627,552
Arch Chemicals, Inc.	78,000	2,371,200
Church & Dwight, Inc.	43,100	1,591,252
H.B. Fuller Co.	62,500	3,208,750
MacDermid, Inc.	81,000	2,604,150
Pioneer Cos., Inc.(a)	40,000	1,220,000
The Scotts Miracle-Gro Co.	29,900	1,368,224
Symyx Technologies, Inc.(a)	61,500	1,706,010
The Valspar Corp.	28,000	780,360
West Pharmaceutical Services, Inc.	71,700	2,489,424
		20,966,922
Commercial Services — 10.1%
Aaron Rents, Inc.(b)	200,600	5,450,302
Aaron Rents, Inc. Cl. A	12,425	304,412
Administaff, Inc.	31,798	1,728,539
Allied Waste Industries, Inc.(a)	147,300	1,802,952
Casella Waste Systems, Inc. Cl. A(a)	144,700	2,056,187
Diversa Corp.(a)	145,300	1,323,683
Dollar Thrifty Automotive Group, Inc.(a)	144,825	6,575,055
Equifax, Inc.	20,500	763,420
Exelixis, Inc.(a)	124,500	1,495,245
FTI Consulting, Inc.(a) (b)	148,825	4,245,977
G&K Services, Inc. Cl. A	68,500	2,913,990
Global Payments, Inc.	51,300	2,719,413
Jackson Hewitt Tax Service, Inc.	65,300	2,062,174
Kelly Services, Inc. Cl. A	634	17,226
Labor Ready, Inc.(a)	74,250	1,778,287
Landauer, Inc.	30,900	1,551,798
Macquarie Infrastructure Co. Trust	64,900	2,109,250

2

McGrath Rentcorp	125,900	$3,784,554
Metal Management Inc.	82,000	2,595,300
Monro Muffler, Inc.	45,575	1,692,655
MPS Group, Inc.(a)	228,300	3,492,990
Pharmaceutical Product Development, Inc.	107,800	3,730,958
Portfolio Recovery Associates, Inc.(a) (b)	24,375	1,141,481
Quanta Services, Inc.(a)	114,950	1,841,499
Startek, Inc.	77,900	1,835,324
Steiner Leisure Ltd.(a)	37,900	1,534,950
Synagro Technologies, Inc.	90,000	450,000
United Rentals, Inc.(a) (b)	97,050	3,348,225
URS Corp.(a)	74,425	2,995,606
Washington Group International, Inc.	19,450	1,116,235
Waste Connections, Inc.(a) (b)	87,825	3,496,313
Wireless Facilities, Inc.(a)	214,300	861,486
		72,815,486
Communications — 0.9%
American Tower Corp. Cl. A(a)	17,800	539,696
Nice Systems Ltd. ADR (Israel)(a)	37,775	1,925,014
Polycom, Inc.(a)	58,575	1,269,906
Premiere Global Services, Inc.(a)	174,100	1,401,505
SeaChange International, Inc.(a)	143,000	1,111,110
		6,247,231
Computer Integrated Systems Design — 0.4%
Websense, Inc.(a) (b)	113,400	3,127,572
Computer Related Services — 1.6%
Carreker Corp.(a)	123,925	796,838
Checkpoint Systems, Inc.(a)	141,398	3,800,778
Electro Rent Corp.(a)	138,900	2,361,300
Neoware, Inc.(a) (b)	77,900	2,307,398
RSA Security, Inc.(a) (b)	128,500	2,305,290
		11,571,604
Containers — 0.2%
Chesapeake Corp.	30,100	417,788
Crown Holdings, Inc.(a)	44,750	793,865
		1,211,653
Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.(a)	44,700	1,042,404
Data Processing & Preparation — 0.3%
CSG Systems International, Inc.(a)	45,150	1,050,189
eFunds Corp.(a)	46,200	1,193,808
		2,243,997
Electric Utilities — 2.7%
Allegheny Energy, Inc.(a)	39,300	1,330,305
Avista Corp.	84,700	1,749,055
Black Hills Corp.	67,800	2,305,200
CenterPoint Energy, Inc.(b)	80,250	957,382

3

Cleco Corp.(b)	91,150	$2,035,380
CMS Energy Corp.(a)	123,100	1,594,145
El Paso Electric Co.(a)	178,125	3,391,500
NRG Energy, Inc.(a) (b)	41,300	1,867,586
Otter Tail Corp.	25,500	731,595
PNM Resources, Inc.	44,700	1,090,680
Reliant Energy, Inc.(a) (b)	101,600	1,074,928
Sierra Pacific Resources(a)	76,525	1,056,810
		19,184,566
Electrical Equipment & Electronics — 6.5%
Aeroflex, Inc.(a)	141,075	1,936,960
Analogic Corp.	19,900	1,317,380
ATMI, Inc.(a) (b)	55,000	1,661,000
Belden CDT, Inc.	97,150	2,645,395
C&D Technologies, Inc.	90,000	831,600
Cymer, Inc.(a) (b)	41,200	1,872,128
EDO Corp.	47,000	1,449,950
Energizer Holdings, Inc.(a)	20,300	1,075,900
Entegris, Inc.(a)	191,032	2,032,580
Fairchild Semiconductor International, Inc.(a)	203,800	3,886,466
FLIR Systems, Inc.(a)	91,400	2,596,674
Franklin Electric Co., Inc.	91,400	4,995,010
Genlyte Group, Inc.(a)	43,100	2,936,834
Hexcel Corp.(a)	7,900	173,563
Integrated Silicon Solution, Inc.(a)	86,825	576,518
Littelfuse, Inc.(a)	67,300	2,296,949
LSI Logic Corp.(a) (b)	240,525	2,780,469
Methode Electronics, Inc.	51,600	561,924
Moog, Inc. Cl. A(a)	69,023	2,449,626
ON Semiconductor Corp.(a) (b)	192,600	1,398,276
Rudolph Technologies, Inc.(a)	57,700	983,785
Sanmina-SCI Corp.(a)	325,400	1,334,140
Semtech Corp.(a)	56,800	1,016,152
Teleflex, Inc.	24,275	1,738,818
Zoran Corp.(a) (b)	87,700	1,918,876
		46,466,973
Energy — 8.9%
Atwood Oceanics, Inc.(a) (b)	23,800	2,404,038
Cabot Oil & Gas Corp. Cl. A	115,500	5,535,915
CARBO Ceramics, Inc.	36,900	2,099,979
Denbury Resources, Inc.(a) (b)	48,100	1,523,327
Encore Acquisition Co.(a)	47,912	1,485,272
Forest Oil Corp.(a) (b)	87,500	3,253,250
Giant Industries, Inc.(a)	20,750	1,442,955
Grey Wolf, Inc.(a) (b)	164,450	1,223,508
Headwaters, Inc.(a) (b)	80,385	3,198,519
Helmerich & Payne, Inc.	37,100	2,590,322
Houston Exploration Co.(a)	31,100	1,638,970
Mariner Energy, Inc.(a) (b)	68,385	1,402,576

4

Nicor, Inc.(b)	38,100	$1,507,236
Oceaneering International, Inc.(a)	58,300	3,340,590
Oneok, Inc.	40,900	1,319,025
Penn Virginia Corp.	75,500	5,360,500
SEACOR Holdings, Inc.(a)	23,350	1,849,320
Southern Union Co.	81,550	2,024,887
Southwest Gas Corp.	53,900	1,506,505
Swift Energy Co.(a)	38,300	1,434,718
Tesoro Corp.	17,850	1,219,869
TETRA Technologies, Inc.(a)	107,000	5,033,280
Todco Cl. A	87,800	3,460,198
Union Drilling, Inc.(a)	23,900	349,418
Vectren Corp.	52,400	1,382,312
W-H Energy Services, Inc.(a)	52,900	2,353,521
Whiting Petroleum Corp.(a) (b)	102,200	4,189,178
		64,129,188
Entertainment & Leisure — 1.2%
Callaway Golf Co.(b)	121,550	2,090,660
Live Nation, Inc.(a)	38,200	757,888
Multimedia Games, Inc.(a) (b)	90,200	1,342,176
SCP Pool Corp.(b)	95,200	4,465,832
		8,656,556
Financial Services — 9.5%
Accredited Home Lenders Holding Co.(a)	28,700	1,468,866
Affiliated Managers Group, Inc.(a) (b)	10,725	1,143,392
AG Edwards, Inc.	19,250	959,805
Allied Capital Corp.(b)	81,000	2,478,600
American Capital Strategies Ltd.(b)	35,300	1,241,148
AmeriCredit Corp.(a)	46,600	1,432,018
Bedford Property Investors	60,400	1,626,572
Boston Private Financial Holdings, Inc.(b)	40,200	1,358,358
CBL & Associates Properties, Inc. REIT(b)	33,075	1,404,034
Columbia Equity Trust, Inc. REIT	48,000	843,840
East West Bancorp, Inc.	147,300	5,678,415
Eaton Vance Corp.	70,327	1,925,553
Entertainment Properties Trust REIT	61	2,561
FelCor Lodging Trust, Inc.(b)	279,575	5,899,033
First Potomac Realty Trust REIT	82,200	2,322,150
Glenborough Realty Trust, Inc.(b)	51,100	1,111,425
Home Properties, Inc.(b)	43,850	2,240,735
Innkeepers USA Trust	74,100	1,255,995
Investment Technology Group, Inc.(a)	36,525	1,818,945
Jefferies Group, Inc.	85,000	4,972,500
Kilroy Realty Corp.(b)	78,400	6,057,184
LTC Properties, Inc.	57,725	1,342,684
Meristar Hospitality Corp. REIT(a)	159,700	1,657,686
Mid-America Apartment Communities, Inc. REIT	38,575	2,111,981
Raymond James Financial, Inc.	80,303	2,373,757
Reckson Associates Realty Corp.	62,900	2,882,078

5

SL Green Realty Corp.	21,700	$2,202,550
Strategic Hotels & Resorts, Inc.	172,725	4,021,038
Tanger Factory Outlet Centers, Inc. REIT	52,675	1,812,547
Washington REIT	70,000	2,542,400
		68,187,850
Food Retailers — 0.3%
Pantry (The), Inc.(a)	31,175	1,945,008
Foods — 0.5%
Nash Finch Co.(b)	35,000	1,046,500
Performance Food Group Co.(a) (b)	41,300	1,288,147
Wild Oats Markets, Inc.(a) (b)	61,200	1,244,196
		3,578,843
Forest Products & Paper — 1.3%
Deltic Timber Corp.	52,000	3,151,200
Playtex Products, Inc.(a) (b)	94,375	988,106
Potlatch Corp.	15,800	676,872
School Specialty, Inc.(a)	31,800	1,097,100
Universal Forest Products, Inc.	29,300	1,860,257
Wausau Paper Corp.	130,800	1,853,436
		9,626,971
Healthcare — 2.2%
American Dental Partners, Inc.(a)	22,050	297,675
Community Health Systems, Inc.(a)	47,900	1,731,585
Covance, Inc.(a)	47,400	2,784,750
Healthways, Inc.(a)	45,530	2,319,298
LCA-Vision, Inc.(b)	37,050	1,856,576
Lincare Holdings, Inc.(a)	42,300	1,648,008
Odyssey Healthcare, Inc.(a)	116,825	2,010,558
Sunrise Senior Living, Inc.(a)	51,000	1,987,470
VCA Antech, Inc.(a)	53,050	1,510,864
		16,146,784
Heavy Construction — 0.3%
Hovnanian K. Enterprises, Inc.(a)	51,604	2,266,964
Heavy Machinery — 1.5%
Aviall, Inc.(a)	22,575	859,656
Bucyrus International, Inc. Cl. A	43,650	2,103,494
JLG Industries, Inc.	252,200	7,765,238
		10,728,388
Home Construction, Furnishings & Appliances — 1.1%
Harman International Industries, Inc.	4,600	511,198
Meritage Homes Corp.(a)	31,900	1,753,224
Select Comfort Corp.(a) (b)	27,525	1,088,614
Standard-Pacific Corp.	59,200	1,990,304
Stanley Furniture Co., Inc.	84,700	2,477,475
		7,820,815

6

Household Products — 0.2%
Snap-on, Inc.	37,000	$1,410,440
Industrial - Diversified — 1.1%
Ameron International Corp.	34,500	2,526,435
Harsco Corp.	25,800	2,131,596
Nordson Corp.	71,000	3,540,060
		8,198,091
Insurance — 6.3%
AMERIGROUP Corp.(a)	59,400	1,249,776
AmerUs Group Co.	34,500	2,078,280
The Commerce Group, Inc.	25,397	1,341,977
Delphi Financial Group, Inc. Cl. A	25,318	1,307,168
FPIC Insurance Group, Inc.(a) (b)	46,125	1,743,525
The Hanover Insurance Group, Inc.	57,900	3,035,118
HCC Insurance Holdings, Inc.(b)	82,875	2,884,050
Markel Corp.(a) (b)	8,200	2,768,976
Max Re Capital Ltd.	94,000	2,237,200
The Midland Co.	60,000	2,098,800
Ohio Casualty Corp.	59,975	1,901,208
Philadelphia Consolidated Holding Corp.(a)	70,710	2,414,039
The Phoenix Companies, Inc.	92,900	1,514,270
ProAssurance Corp.(a)	150,150	7,807,800
Protective Life Corp.	17,400	865,476
Scottish Re Group Ltd.	42,100	1,044,501
Selective Insurance Group	14,850	787,050
StanCorp Financial Group, Inc.	25,700	1,390,627
State Auto Financial Corp.	24,450	824,210
The Navigators Group, Inc.(a)	30,100	1,492,960
Triad Guaranty, Inc.(a) (b)	7,000	328,300
United America Indemnity Ltd. Cl. A(a)	85,618	1,960,652
United Fire & Casualty Co.	35,700	1,174,530
Zenith National Insurance Corp.	23,025	1,108,193
		45,358,686
Lodging — 0.4%
LaSalle Hotel Properties(b)	79,000	3,239,000
Machinery & Components — 3.4%
Brooks Automation, Inc.(a) (b)	238,302	3,393,420
Flowserve Corp.(a)	45,750	2,669,055
Gardner Denver, Inc.(a)	18,825	1,227,390
IDEX Corp.	73,950	3,857,972
Insituform Technologies, Inc. Cl. A(a) (b)	120,900	3,215,940
Joy Global, Inc.	23,250	1,389,653
Lone Star Technologies, Inc.(a)	37,500	2,077,875
Timken Co.	58,900	1,900,703
Watsco, Inc.	29,203	2,074,873
Woodward Governor Co.	71,700	2,384,025
		24,190,906

7

Manufacturing — 0.8%
AptarGroup, Inc.	60,700	$3,353,675
Terex Corp.(a)	31,650	2,507,946
		5,861,621
Medical Supplies — 1.1%
Arrow International, Inc.	53,100	1,734,777
Cooper Cos., Inc.	38,800	2,096,364
Owens & Minor, Inc.	121,500	3,981,555
		7,812,696
Metals & Mining — 3.4%
Carpenter Technology	48,900	4,622,028
Circor International, Inc.	49,400	1,442,480
Cleveland-Cliffs, Inc.	18,800	1,637,856
Commercial Metals Co.	35,100	1,877,499
Gibraltar Industries, Inc.	110,300	3,249,438
Matthews International Corp. Cl. A	109,500	4,189,470
Meridian Gold, Inc.(a)	84,900	2,517,285
NS Group, Inc.(a)	20,725	953,972
Quanex Corp.	14,025	934,486
Reliance Steel & Aluminum Co.	25,025	2,350,348
The Shaw Group, Inc.(a) (b)	32,950	1,001,680
		24,776,542
Pharmaceuticals — 1.4%
Alkermes, Inc.(a) (b)	65,900	1,453,095
Barr Pharmaceuticals, Inc.(a)	4,000	251,920
Molecular Devices Corp.(a)	22,550	747,758
Myriad Genetics, Inc.(a) (b)	114,700	2,992,523
PetMed Express, Inc.(a)	77,525	1,377,619
Pharmion Corp.(a) (b)	46,000	828,920
Serologicals Corp.(a)	61,900	1,514,074
ViroPharma, Inc.(a) (b)	68,500	869,950
		10,035,859
Prepackaged Software — 1.7%
Cerner Corp.(a)	26,900	1,276,405
Packeteer, Inc.(a)	116,900	1,356,040
Progress Software Corp.(a)	95,300	2,772,277
SonicWALL, Inc.(a)	141,000	999,690
SPSS, Inc.(a) (b)	86,600	2,741,756
THQ, Inc.(a) (b)	91,000	2,355,990
Vignette Corp.(a)	70,425	1,038,769
		12,540,927
Real Estate — 0.5%
Alderwoods Group, Inc.(a)	110,100	1,970,790
Trammell Crow Co.(a) (b)	38,150	1,360,429
		3,331,219

8

Restaurants — 1.8%
Brinker International, Inc.	42,601	$1,799,892
CEC Entertainment, Inc.(a)	26,800	901,016
Centerplate, Inc.	43,500	561,150
Domino’s Pizza, Inc.	88,700	2,532,385
RARE Hospitality International, Inc.(a)	116,800	4,068,144
Ruby Tuesday, Inc.(b)	55,500	1,780,440
Sonic Corp.(a)	47,900	1,682,727
		13,325,754
Retail — 2.6%
Casey’s General Stores, Inc.	108,700	2,485,969
Cash America International, Inc.	55,800	1,675,116
Dollar Tree Stores, Inc.(a)	49,000	1,355,830
Ezcorp, Inc. Cl. A(a)	37,800	1,115,856
Fred’s, Inc.(b)	90,500	1,200,030
Genesco, Inc.(a)	33,700	1,310,593
Hancock Fabrics, Inc.(b)	80,000	291,200
Haverty Furniture Companies, Inc.	139,300	1,998,955
Stein Mart, Inc.	311,781	5,431,225
ValueVision Media, Inc. Cl. A(a)	127,875	1,634,243
		18,499,017
Telephone Utilities — 0.4%
Brightpoint, Inc.(a) (b)	39,800	1,236,188
TALK America Holdings, Inc.(a) (b)	106,975	912,497
West Corp.(a)	19,625	876,453
		3,025,138
Tobacco — 0.3%
Alliance One International, Inc.	91,000	442,260
Loews Corp. - Carolina Group	37,450	1,770,262
		2,212,522
Toys, Games — 0.1%
RC2 Corp.(a)	25,650	1,021,127
Transportation — 4.3%
CNF, Inc.	27,200	1,358,368
EGL, Inc.(a)	26,425	1,189,125
Genesee & Wyoming, Inc. Cl. A(a)	162,412	4,982,800
Hub Group, Inc. Cl. A(a)	27,325	1,245,474
Kirby Corp.(a)	67,700	4,611,047
Laidlaw International, Inc.	59,075	1,606,840
Landstar System, Inc.	159,000	7,015,080
Pacer International, Inc.	64,800	2,117,664
Skyline Corp.	41,200	1,704,856
The Greenbrier Cos., Inc.	30,250	1,211,513
UTI Worldwide, Inc.	135,900	4,294,440
		31,337,207
TOTAL EQUITIES (Cost $519,009,581)		683,543,711

9

MUTUAL FUNDS — 1.4%
Financial Services
First Financial Fund(b)	146,531	$2,419,227
Government Reserve Investment Fund	238,222	238,222
iShares Russell 2000 Value Index Fund(b)	102,200	7,638,428
		10,295,877
TOTAL MUTUAL FUNDS (Cost $9,762,152)		10,295,877
TOTAL LONG TERM INVESTMENTS (Cost $528,771,733)		693,839,588

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 19.6%
Cash Equivalents — 15.1%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$3,174,690	$3,174,690
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	2,116,459	2,116,459
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	1,481,522	1,481,522
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	2,116,459	2,116,459
Bank of America 4.770%	05/16/2006	1,628,515	1,628,515
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	2,116,459	2,116,459
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	3,174,690	3,174,690
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	1,269,876	1,269,876
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	3,597,981	3,597,981
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	1,269,876	1,269,876
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	4,867,857	4,867,857
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	3,174,690	3,174,690
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	2,116,459	2,116,459
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	3,174,690	3,174,690
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	2,116,459	2,116,459

10

Federal Home Loan Bank Discount Note 4.647%	04/19/2006	$1,093,559	$1,093,559
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	2,116,459	2,116,459
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	2,963,043	2,963,043
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	846,584	846,584
Freddie Mac Discount Note 4.711%	05/03/2006	751,523	751,523
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	4,199,832	4,199,832
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	2,116,459	2,116,459
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	3,174,690	3,174,690
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	2,645,575	2,645,575
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	1,396,863	1,396,863
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	2,963,043	2,963,043
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	4,232,919	4,232,919
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	2,751,398	2,751,398
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	3,174,690	3,174,690
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	1,481,522	1,481,522
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	2,116,459	2,116,459
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	1,058,230	1,058,230
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	4,232,919	4,232,919
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	1,481,522	1,481,522
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	6,476,991	6,476,984
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	2,963,043	2,963,043
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	4,232,919	4,232,919
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	4,232,919	4,232,919
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	3,174,690	3,174,690

11

Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	$2,116,459	$2,116,459
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	3,174,690	3,174,690
			108,565,675
Repurchase Agreements — 4.5%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		32,205,794	32,205,794
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			140,771,469
TOTAL INVESTMENTS — 115.9% (Cost $669,543,202)(e)			$834,611,057
Other Assets/(Liabilities) — (15.9%)			(114,235,122)
NET ASSETS — 100.0%			$720,375,935

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $32,214,517. Collateralized by a U.S. Government Agency obligation with a rate of 5.249%, maturity date of 01/15/2033, and an aggregate market value, including accrued interest, of $33,816,084.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Cap Core Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK
Advertising — 0.4%
Aquantive, Inc.(a)	1,500	$35,310
Catalina Marketing Corp.	400	9,240
		44,550
Aerospace & Defense — 1.0%
AAR Corp.(a)	700	19,936
HEICO Corp.	300	9,507
Kaman Corp.	1,400	35,224
Sequa Corp. Cl. A(a)	400	39,120
		103,787
Air Transportation — 0.2%
SkyWest, Inc.	700	20,489
Apparel, Textiles & Shoes — 2.5%
Brown Shoe Co., Inc.	1,400	73,472
Burlington Coat Factory Warehouse Corp.	700	31,815
Christopher & Banks Corp.	400	9,284
Dress Barn, Inc.(a)	200	9,590
Guess ?, Inc.(a)	1,000	39,110
The Gymboree Corp.(a)	900	23,436
Kellwood Co.	1,600	50,224
Shoe Carnival, Inc.(a)	700	17,486
		254,417
Automotive & Parts — 4.3%
ArvinMeritor, Inc.	2,600	38,766
Cooper Tire & Rubber Co.	700	10,038
Group 1 Automotive, Inc.	2,200	104,588
Myers Industries, Inc.	600	9,594
Navistar International Corp.(a)	1,800	49,644
Smith (A.O.) Corp.	1,500	79,200
Sonic Automotive, Inc.	1,600	44,416
TRW Automotive Holdings Corp.(a)	1,400	32,620
United Auto Group, Inc.	1,500	64,500
		433,366
Banking, Savings & Loans — 7.0%
Asta Funding, Inc.	400	13,304
Bank of Hawaii Corp.	1,000	53,310
Cathay General Bancorp	1,400	52,696
City National Corp.	1,300	99,827
Columbia Banking Systems, Inc.	700	23,422
CompuCredit Corp.(a)	1,700	62,577

1

First Community Bancorp	900	$51,894
First Indiana Corp.	500	13,950
First State Bancorp	400	10,624
Glacier Bancorp, Inc.	800	24,840
Greater Bay Bancorp	2,100	58,254
Hanmi Financial Corp.	1,400	25,284
Nara Bancorp, Inc.	600	10,530
Partners Trust Financial Group, Inc.	800	9,536
Placer Sierra Bancshares	400	11,420
Preferred Bank/Los Angeles	300	15,147
Provident Financial Services, Inc.	3,200	57,920
Signature Bank(a)	1,000	32,590
TierOne Corp.	500	16,975
Umpqua Holdings Corp.	900	25,650
Virginia Commerce Bancorp(a)	600	21,570
World Acceptance Corp.(a)	400	10,960
		702,280
Beverages — 0.4%
Boston Beer Co., Inc. Cl. A(a)	400	10,404
Hansen Natural Corp.(a)	100	12,605
M&F Worldwide Corp.(a)	1,100	15,708
		38,717
Broadcasting, Publishing & Printing — 2.0%
Belo Corp. Cl. A	500	9,940
Cox Radio, Inc. Cl. A(a)	5,100	68,442
Hearst-Argyle Television, Inc.	800	18,688
Scholastic Corp.(a)	4,000	107,040
		204,110
Building Materials & Construction — 1.6%
Comfort Systems USA, Inc.	1,300	17,550
Eagle Materials, Inc.	400	25,504
Emcor Group, Inc.(a)	1,600	79,456
Florida Rock Industries, Inc.	200	11,244
Merge Technologies, Inc.(a)	1,400	22,358
		156,112
Chemicals — 2.2%
Airgas, Inc.	300	11,727
CF Industries Holdings, Inc.	3,800	64,562
NewMarket Corp.	1,000	47,590
Pioneer Cos., Inc.(a)	300	9,150
Schulman (A.), Inc.	1,400	34,650
SurModics, Inc.(a)	900	31,824
Westlake Chemical Corp.	500	17,275
		216,778
Commercial Services — 6.5%
Ambassadors Group, Inc.	800	20,320
American Ecology Corp.	1,000	20,380
BearingPoint, Inc.(a)	1,200	10,188

2

CBIZ, Inc.(a)	1,300	$10,400
Exelixis, Inc.(a)	1,100	13,211
Global Payments, Inc.	1,800	95,418
Ikon Office Solutions, Inc.	4,500	64,125
Ipass, Inc.(a)	2,000	16,020
Labor Ready, Inc.(a)	2,400	57,480
MPS Group, Inc.(a)	4,000	61,200
NCO Group, Inc.(a)	1,300	30,875
Service Corp. International	1,500	11,700
SOURCECORP, Inc.(a)	1,700	40,987
Spherion Corp.(a)	6,700	69,680
Startek, Inc.	600	14,136
United Rentals, Inc.(a)	2,600	89,700
Volt Information Sciences, Inc.(a)	700	21,392
		647,212
Communications — 2.0%
Andrew Corp.(a)	3,200	39,296
Ditech Communications Corp.(a)	1,000	10,450
Interdigital Communications Corp.(a)	1,000	24,520
Polycom, Inc.(a)	4,100	88,888
Powerwave Technologies, Inc.(a)	1,000	13,490
Standard Microsystems Corp.(a)	700	18,186
		194,830
Computer Integrated Systems Design — 2.6%
Adaptec, Inc.(a)	2,500	13,825
Ansoft Corp.(a)	1,000	41,690
Digital Insight Corp.(a)	1,200	43,680
JDA Software Group, Inc.(a)	1,500	21,660
Radiant Systems, Inc.(a)	700	9,464
SYKES Enterprises, Inc.(a)	2,700	38,286
Synopsys, Inc.(a)	2,100	46,935
TALX Corp.	500	14,240
Websense, Inc.(a)	1,100	30,338
		260,118
Computer Programming Services — 0.3%
RealNetworks, Inc.(a)	2,000	16,500
Stellent, Inc.	1,200	14,232
		30,732
Computer Related Services — 0.6%
Acxiom Corp.	600	15,504
EarthLink, Inc.(a)	1,100	10,505
NetFlix, Inc.(a)	1,000	28,990
		54,999
Computers & Information — 1.1%
Advanced Digital Information Corp.(a)	1,300	11,414
Black Box Corp.	300	14,415
Cirrus Logic, Inc.(a)	6,000	50,880

3

Maxtor Corp.(a)	2,600	$24,856
Redback Networks, Inc.(a)	500	10,845
		112,410
Cosmetics & Personal Care — 0.2%
Parlux Fragrances, Inc.(a)	500	16,125
Data Processing & Preparation — 1.0%
CSG Systems International, Inc.(a)	900	20,934
eFunds Corp.(a)	600	15,504
The TriZetto Group, Inc.(a)	3,800	66,842
		103,280
Electric Utilities — 1.1%
Avista Corp.	600	12,390
Black Hills Corp.	300	10,200
NorthWestern Corp.	2,000	62,280
Pepco Holdings, Inc.	1,100	25,069
		109,939
Electrical Equipment & Electronics — 8.0%
Acuity Brands, Inc.	2,100	84,000
Anaren, Inc.(a)	600	11,682
Atmel Corp.(a)	6,500	30,680
Cymer, Inc.(a)	800	36,352
DSP Group, Inc.(a)	500	14,505
Electro Scientific Industries, Inc.(a)	1,700	37,621
EnerSys(a)	800	11,040
Intrado, Inc.(a)	1,400	36,372
LSI Logic Corp.(a)	1,200	13,872
Micrel, Inc.(a)	900	13,338
MIPS Technologies, Inc.(a)	1,400	10,444
Multi-Fineline Electronix, Inc.(a)	400	23,396
Netlogic Microsystems, Inc.(a)	700	28,847
Novellus Systems, Inc.(a)	2,200	52,800
Oplink Communications, Inc.(a)	1,000	17,340
OSI Systems, Inc.(a)	700	14,791
Photronics, Inc.(a)	1,800	33,768
Plexus Corp.(a)	1,200	45,084
Portalplayer, Inc.(a)	500	11,115
Rambus, Inc.(a)	300	11,802
Rogers Corp.(a)	200	10,896
Sigmatel, Inc.(a)	1,100	9,614
SiRF Technology Holdings, Inc.(a)	400	14,164
Synaptics, Inc.(a)	1,000	21,990
Technitrol, Inc.	1,300	31,174
Trident Microsystems, Inc.(a)	700	20,342
TTM Technologies, Inc.(a)	700	10,143
United Industrial Corp.	1,700	103,581
Vicor Corp.	700	13,811

4

Wesco International, Inc.(a)	100	$6,801
Zoran Corp.(a)	800	17,504
		798,869
Energy — 5.9%
Berry Petroleum Co. Cl. A	700	47,915
Cabot Oil & Gas Corp.	1,000	47,930
Encore Acquisition Co.(a)	700	21,700
Equitable Resources, Inc.	2,700	98,577
Harvest Natural Resources, Inc.(a)	1,900	18,468
Helix Energy Solutions Group, Inc.(a)	1,700	64,430
Helmerich & Payne, Inc.	100	6,982
KCS Energy, Inc.(a)	1,900	49,400
Nicor, Inc.	500	19,780
Petroleum Development Corp.(a)	400	18,144
Pogo Producing Co.	300	15,075
SEACOR Holdings, Inc.(a)	600	47,520
St. Mary Land & Exploration Co.	300	12,249
TETRA Technologies, Inc.(a)	300	14,112
Tidewater, Inc.	600	33,138
Unit Corp.(a)	600	33,450
W&T Offshore, Inc.	1,100	44,341
		593,211
Entertainment & Leisure — 1.0%
Carmike Cinemas, Inc.	400	9,652
JAKKS Pacific, Inc.(a)	1,400	37,436
Six Flags, Inc.(a)	4,100	41,738
World Wrestling Entertainment, Inc.	600	10,140
		98,966
Financial Services — 8.4%
Accredited Home Lenders Holding Co.(a)	800	40,944
Agree Realty Corp. REIT	700	22,470
American Home Mortgage Investment Corp. REIT	1,500	46,815
Anthracite Capital, Inc. REIT	3,100	34,038
Arbor Realty Trust, Inc. REIT	1,900	51,281
Boykin Lodging Co. REIT(a)	1,600	18,064
CBL & Associates Properties, Inc. REIT	700	29,715
CentraCore Properties Trust REIT	1,000	25,050
Chittenden Corp.	1,500	43,455
Cousins Properties, Inc.	1,200	40,116
Digital Realty Trust, Inc. REIT	1,300	36,621
FelCor Lodging Trust, Inc.	5,100	107,610
First Cash Financial Services, Inc.(a)	1,300	25,987
Gramercy Capital Corp. REIT	1,500	37,395
Greenhill & Co., Inc.	600	39,666
JER Investors Trust, Inc. REIT	900	14,958
The Nasdaq Stock Market, Inc.(a)	400	16,016
National Health Investors, Inc. REIT	1,400	35,560
New Century Financial Corp. REIT	800	36,816

5

Newkirk Realty Trust, Inc.	1,000	$18,090
optionsXpress Holdings, Inc.	1,000	29,080
Senior Housing Properties Trust	3,000	54,300
SWS Group, Inc.	600	15,690
Winston Hotels, Inc. REIT	1,700	19,329
		839,066
Food Retailers — 0.8%
Pantry (The), Inc.(a)	300	18,717
SuperValu, Inc.	2,000	61,640
		80,357
Foods — 1.8%
Lance, Inc.	1,100	24,750
Pathmark Stores, Inc.(a)	1,000	10,460
Performance Food Group Co.(a)	900	28,071
Pilgrim’s Pride Corp.	1,800	39,006
Premium Standard Farms, Inc.	600	10,530
Seaboard Corp.	22	35,068
Smart & Final, Inc.(a)	1,200	19,668
Spartan Stores, Inc.	1,300	16,575
		184,128
Forest Products & Paper — 1.5%
BlueLinx Holdings, Inc.	1,900	30,400
Buckeye Technologies, Inc.(a)	2,200	19,910
Building Materials Holding Corp.	600	21,384
Rock-Tenn Co. Cl. A	700	10,493
United Stationers, Inc.(a)	1,300	69,030
		151,217
Healthcare — 0.6%
Res-Care, Inc.(a)	500	9,190
Sunrise Senior Living, Inc.(a)	1,200	46,764
		55,954
Heavy Construction — 0.2%
Perini Corp.(a)	700	21,259
Heavy Machinery — 1.0%
Applied Industrial Technologies, Inc.	200	8,920
Dresser-Rand Group, Inc.(a)	800	19,880
Middleby Corp.(a)	100	8,372
NACCO Industries, Inc. Cl. A	400	61,584
		98,756
Home Construction, Furnishings & Appliances — 1.3%
Furniture Brands International, Inc.	4,400	107,844
Kimball International, Inc. Cl. B	1,000	15,040
La-Z-Boy, Inc.	600	10,200
		133,084

6

Industrial - Diversified — 0.4%
SPX Corp.	500	$26,710
Tredegar Corp.	800	12,728
		39,438
Information Retrieval Services — 0.5%
Digital River, Inc.(a)	400	17,444
Infospace, Inc.(a)	1,000	27,950
Intergraph Corp.(a)	200	8,332
		53,726
Insurance — 3.8%
American Physicians Capital, Inc.(a)	700	33,600
Argonaut Group, Inc.(a)	1,000	35,550
Berkley (W.R.) Corp.	900	52,254
Fremont General Corp.	5,100	109,956
Molina Healthcare, Inc.(a)	300	10,041
The Phoenix Companies, Inc.	3,800	61,940
Reinsurance Group of America, Inc.	1,000	47,290
Safety Insurance Group, Inc.	200	9,132
SeaBright Insurance Holdings, Inc.(a)	1,200	20,904
		380,667
Lodging — 0.1%
Monarch Casino & Resort, Inc.(a)	400	11,356
Machinery & Components — 0.5%
Asyst Technologies, Inc.(a)	900	9,369
Axcelis Technologies, Inc.(a)	2,800	16,408
Insituform Technologies, Inc. Cl. A(a)	400	10,640
Woodward Governor Co.	500	16,625
		53,042
Manufacturing — 0.5%
EnPro Industries, Inc.(a)	900	30,870
Lam Research Corp.(a)	500	21,500
		52,370
Medical Supplies — 4.3%
Applera Corp. - Applied Biosystems Group	2,500	67,850
ArthoCare Corp.(a)	1,000	47,820
Coherent, Inc.(a)	500	17,555
Haemonetics Corp.(a)	600	30,462
Hologic, Inc.(a)	700	38,745
Immucor, Inc.(a)	600	17,214
Intuitive Surgical, Inc.(a)	200	23,600
MTS Systems Corp.	600	25,098
PSS World Medical, Inc.(a)	2,400	46,296
Tektronix, Inc.	700	24,997
Thoratec Corp.(a)	900	17,343
Varian, Inc.(a)	500	20,590

7

Viasys Healthcare, Inc.(a)	1,000	$30,080
Zoll Medical Corp.(a)	700	18,438
		426,088
Metals & Mining — 3.0%
Castle (A.M.) & Co.	400	11,800
Chaparral Steel Co.(a)	200	12,984
Cleveland-Cliffs, Inc.	400	34,848
Encore Wire Corp.(a)	500	16,940
General Cable Corp.(a)	1,300	39,429
Reliance Steel & Aluminum Co.	600	56,352
Steel Dynamics, Inc.	1,200	68,076
Steel Technologies, Inc.	1,600	38,880
Sun Hydraulics Corp.	500	10,690
Water Pik Technologies, Inc.(a)	500	13,855
		303,854
Miscellaneous — 0.1%
Terra Industries, Inc.(a)	1,400	9,870
Pharmaceuticals — 7.0%
Albany Molecular Research, Inc.(a)	1,000	10,160
Alkermes, Inc.(a)	5,000	110,250
Alpharma, Inc. Cl. A	2,500	67,050
Cephalon, Inc.(a)	600	36,150
Digene Corp.(a)	1,000	39,100
Endo Pharmaceuticals Holdings, Inc.(a)	1,200	39,372
Immunogen, Inc.(a)	3,600	15,624
Invitrogen Corp.(a)	500	35,065
Mannatech, Inc.	600	10,428
Medicis Pharmaceutical Corp. Cl. A	1,000	32,600
Millennium Pharmaceuticals, Inc.(a)	2,300	23,253
Molecular Devices Corp.(a)	600	19,896
Myriad Genetics, Inc.(a)	1,000	26,090
NBTY, Inc.(a)	400	9,008
Neurocrine Biosciences, Inc.(a)	500	32,270
New River Pharmaceuticals, Inc.(a)	300	9,963
Pain Therapeutics, Inc.(a)	1,300	14,131
PDL BioPharma, Inc.(a)	400	13,120
Perrigo Co.	3,100	50,561
Savient Pharmaceuticals, Inc.(a)	3,600	19,188
Tanox, Inc.(a)	2,300	44,666
USANA Health Sciences, Inc.(a)	900	37,548
Watson Pharmaceutical, Inc.(a)	300	8,622
		704,115
Prepackaged Software — 3.0%
Ansys, Inc.(a)	300	16,245
Aspen Technology, Inc.(a)	800	10,120
Internet Security Systems, Inc.(a)	1,900	45,562
Keane, Inc.(a)	600	9,450
Lawson Software, Inc.(a)	3,400	26,078

8

MicroStrategy, Inc. Cl. A(a)	400	$42,116
Packeteer, Inc.(a)	1,700	19,720
SonicWALL, Inc.(a)	4,400	31,196
SPSS, Inc.(a)	1,000	31,660
Tibco Software, Inc.(a)	1,200	10,032
TradeStation Group, Inc.(a)	1,900	26,258
Vignette Corp.(a)	2,100	30,975
		299,412
Real Estate — 0.5%
Alderwoods Group, Inc.(a)	1,500	26,850
Consolidated-Tomoka Land Co.	300	18,639
		45,489
Restaurants — 2.3%
Bob Evans Farms, Inc.	600	17,826
Brinker International, Inc.	1,800	76,050
Lone Star Steakhouse & Saloon, Inc.	700	19,894
Luby’s, Inc.(a)	2,700	33,723
O’Charley’s, Inc.(a)	2,800	51,688
Papa John’s International, Inc.(a)	500	16,405
Ryan’s Restaurant Group, Inc.(a)	700	10,150
		225,736
Retail — 1.6%
Barnes & Noble, Inc.	700	32,375
Bon-Ton Stores (The), Inc.	600	19,410
Cash America International, Inc.	1,900	57,038
Coldwater Creek, Inc.(a)	700	19,460
The J. Jill Group, Inc.(a)	400	9,564
Stage Stores, Inc.	800	23,800
		161,647
Telephone Utilities — 1.5%
ADTRAN, Inc.	500	13,090
Brightpoint, Inc.(a)	1,100	34,166
Golden Telecom, Inc.	1,700	51,085
RCN Corp.(a)	1,300	33,670
TALK America Holdings, Inc.(a)	1,600	13,648
		145,659
Transportation — 3.3%
Covenant Transport, Inc. Cl. A(a)	1,100	16,060
EGL, Inc.(a)	400	18,000
Frozen Food Express Industries(a)	2,400	25,080
Hornbeck Offshore Services, Inc.(a)	1,600	57,712
Marten Transport Ltd.(a)	1,400	25,326
SCS Transportation, Inc.(a)	1,800	52,398
Swift Transportation Co., Inc.(a)	2,300	49,979
Trinity Industries, Inc.	1,100	59,829

9

US Xpress Enterprises, Inc. Cl. A(a)	900	$17,523
USA Truck, Inc.(a)	400	9,848
		331,755
TOTAL EQUITIES (Cost $9,989,462)		10,003,342
TOTAL INVESTMENTS — 99.9%(b)
Other Assets/(Liabilities) — 0.1%		10,774
NET ASSETS — 100.0%		$10,014,116

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Mid Cap Growth Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Aerospace & Defense — 0.9%
Rockwell Collins, Inc.	35,400	$1,994,790
Apparel, Textiles & Shoes — 2.2%
Coach, Inc.(a)	53,100	1,836,198
Nordstrom, Inc.	70,800	2,773,944
		4,610,142
Automotive & Parts — 2.1%
Oshkosh Truck Corp.	71,625	4,457,940
Beverages — 1.2%
Brown-Forman Corp. Cl. B	33,600	2,586,192
Broadcasting, Publishing & Printing — 0.8%
John Wiley & Sons, Inc. Cl. A	46,000	1,741,100
Building Materials & Construction — 2.2%
Florida Rock Industries, Inc.	30,100	1,692,222
Martin Marietta Materials, Inc.	27,400	2,932,622
		4,624,844
Commercial Services — 6.2%
Akamai Technologies, Inc.(a) (b)	87,200	2,868,008
The Corporate Executive Board Co.	26,500	2,673,850
Global Payments, Inc.	40,700	2,157,507
Iron Mountain, Inc.(a)	53,100	2,163,294
Pharmaceutical Product Development, Inc.	95,500	3,305,255
		13,167,914
Communications — 1.6%
American Tower Corp. Cl. A(a)	109,537	3,321,162
Computer Integrated Systems Design — 1.1%
Autodesk, Inc.(a)	59,275	2,283,273
Computer Programming Services — 1.1%
Ceridian Corp.(a)	96,400	2,453,380
Computers & Information — 5.2%
Nuance Communications, Inc.(a)	367,100	4,335,451
Sandisk Corp.(a)	50,400	2,899,008
Western Digital Corp.(a)	194,600	3,781,078
		11,015,537
Electrical Equipment & Electronics — 11.9%
Ametek, Inc.	56,600	2,544,736
Broadcom Corp. Cl. A(a)	94,075	4,060,277
LSI Logic Corp.(a) (b)	288,375	3,333,615

1

Marvell Technology Group Ltd.(a)	70,800	$3,830,280
MEMC Electronic Materials, Inc.(a) (b)	133,600	4,932,512
National Semiconductor Corp.	106,100	2,953,824
Nvidia Corp.(a)	64,600	3,698,996
		25,354,240
Energy — 6.6%
Berry Petroleum Co. Cl. A	30,100	2,060,345
EOG Resources, Inc.(b)	46,000	3,312,000
Helmerich & Payne, Inc.	35,400	2,471,628
Peabody Energy Corp.	53,100	2,676,771
Sunoco, Inc.	44,200	3,428,594
		13,949,338
Financial Services — 5.2%
The Chicago Mercantile Exchange	10,650	4,765,875
The Nasdaq Stock Market, Inc.(a)	55,700	2,230,228
TD Ameritrade Holding Corp.	195,800	4,086,346
		11,082,449
Foods — 1.1%
Panera Bread Co. Cl. A(a) (b)	31,800	2,390,724
Healthcare — 8.4%
Covance, Inc.(a) (b)	38,900	2,285,375
Coventry Health Care, Inc.(a)	53,100	2,866,338
DaVita, Inc.(a)	35,400	2,131,434
Express Scripts, Inc.(a)	34,500	3,032,550
Health Net, Inc.(a)	50,400	2,561,328
IDEXX Laboratories, Inc.(a)	29,200	2,521,712
Sierra Health Services, Inc.(a)	61,900	2,519,330
		17,918,067
Industrial - Diversified — 1.4%
ITT Industries, Inc.	53,100	2,985,282
Lodging — 1.7%
Choice Hotels International, Inc.(b)	77,800	3,561,684
Machinery & Components — 3.1%
Joy Global, Inc.	108,800	6,502,976
Manufacturing — 0.9%
Lam Research Corp.(a)	46,000	1,978,000
Medical Supplies — 5.7%
Dade Behring Holdings, Inc.	88,400	3,156,764
Intuitive Surgical, Inc.(a) (b)	51,300	6,053,400
Techne Corp.(a)	49,500	2,976,930
		12,187,094
Metals & Mining — 10.7%
Allegheny Technologies, Inc.	98,200	6,007,876
Cameco Corp.(b)	79,600	2,865,600
Glamis Gold, Ltd.(a) (b)	67,200	2,196,096
Goldcorp, Inc.(b)	77,800	2,275,650

2

Precision Castparts Corp.	63,700	$3,783,780
Tenaris SA ADR(Argentina)	31,000	5,600,770
		22,729,772
Pharmaceuticals — 4.5%
Barr Pharmaceuticals, Inc.(a)	54,850	3,454,453
Celgene Corp.(a)	92,000	4,068,240
Medco Health Solutions, Inc.(a)	35,400	2,025,588
		9,548,281
Prepackaged Software — 6.0%
Adobe Systems, Inc.(a)	58,708	2,050,083
Cerner Corp.(a) (b)	42,500	2,016,625
Intuit, Inc.(a)	45,100	2,398,869
Red Hat, Inc.(a) (b)	114,100	3,192,518
Salesforce.com, Inc.(a) (b)	83,125	3,019,931
		12,678,026
Real Estate — 1.5%
CB Richard Ellis Group, Inc. Cl. A(a)	40,700	3,284,490
Restaurants — 2.1%
Darden Restaurants, Inc.	107,900	4,427,137
Telephone Utilities — 3.7%
NII Holdings, Inc. Cl. B(a)	90,200	5,319,094
US Cellular Corp.(a)	44,200	2,623,712
		7,942,806
TOTAL EQUITIES (Cost $158,442,707)		210,776,640

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 16.6%
Cash Equivalents — 15.3%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$950,902	$950,902
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	633,934	633,934
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	443,754	443,754
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	633,934	633,934
Bank of America 4.770%	05/16/2006	487,782	487,782
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	633,934	633,934
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	950,902	950,902
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	380,361	380,361

3

Barclays Eurodollar Time Deposit 4.770%	05/16/2006	$1,077,688	$1,077,688
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	380,361	380,361
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	1,458,049	1,458,049
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	950,902	950,902
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	633,934	633,934
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	950,902	950,902
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	633,934	633,934
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	327,549	327,549
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	633,934	633,934
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	887,508	887,508
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	253,574	253,574
Freddie Mac Discount Note 4.711%	05/03/2006	225,101	225,101
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	1,257,958	1,257,958
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	633,934	633,934
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	950,902	950,902
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	792,418	792,418
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	418,397	418,397
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	887,508	887,508
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	1,267,869	1,267,869
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	824,115	824,115
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	950,901	950,901
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	443,754	443,754
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	633,934	633,934
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	316,967	316,967

4

Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	$1,267,869	$1,267,869
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	443,754	443,754
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	1,940,026	1,940,026
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	887,508	887,508
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	1,267,869	1,267,869
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	1,267,869	1,267,869
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	950,901	950,901
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	633,934	633,934
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	950,901	950,901
			32,518,227
Repurchase Agreements — 1.3%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		2,840,813	2,840,813
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			35,359,040
TOTAL INVESTMENTS — 115.7% (Cost $193,801,747)(e)			$246,135,680
Other Assets/(Liabilities) — (15.7%)			(33,487,075)
NET ASSETS — 100.0%			$212,648,605

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $2,841,583. Collateralized by a U.S. Government Agency obligation with a rate of 7.375%, maturity date of 07/25/2027, and an aggregate market value, including accrued interest, of $2,982,854.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Mid Cap Growth Equity II Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK
Advertising — 3.3%
Catalina Marketing Corp.	148,000	$3,418,800
Clear Channel Outdoor Holdings, Inc. Cl. A(a)	167,700	3,932,565
Getty Images, Inc.(a) (b)	98,300	7,360,704
Harte-Hanks, Inc.	28,400	776,740
Lamar Advertising Co.(a) (b)	244,800	12,881,376
Monster Worldwide, Inc.(a)	231,600	11,547,576
Omnicom Group, Inc.	37,900	3,155,175
WPP Group PLC Sponsored ADR (United Kingdom)	39,300	2,358,000
		45,430,936
Aerospace & Defense — 2.2%
Alliant Techsystems, Inc.(a)	72,000	5,556,240
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(b)	63,700	2,347,345
Goodrich Corp.	159,000	6,933,990
Rockwell Collins, Inc.	268,000	15,101,800
		29,939,375
Agribusiness — 0.1%
Delta & Pine Land Co.	35,000	1,055,600
Air Transportation — 1.1%
SkyWest, Inc.	94,900	2,777,723
Southwest Airlines Co.(b)	668,200	12,020,918
		14,798,641
Apparel, Textiles & Shoes — 0.7%
Coach, Inc.(a)	72,900	2,520,882
Ross Stores, Inc.	220,100	6,424,719
		8,945,601
Automotive & Parts — 0.9%
Harley-Davidson, Inc.(b)	39,500	2,049,260
Oshkosh Truck Corp.	149,000	9,273,760
TRW Automotive Holdings Corp.	28,000	652,400
Winnebago Industries, Inc.(b)	22,900	694,786
		12,670,206
Banking, Savings & Loans — 1.7%
City National Corp.	12,100	929,159
First Horizon National Corp.	18,400	766,360
Investors Financial Services Corp.	125,600	5,886,872
Mellon Financial Corp.	51,100	1,819,160
Northern Trust Corp.	65,100	3,417,750
State Street Corp.	59,500	3,595,585

1

SVB Financial Group(a)	55,700	$2,954,885
Synovus Financial Corp.	136,900	3,708,621
UCBH Holdings, Inc.	42,400	802,208
		23,880,600
Beverages — 0.2%
Cott Corp.(a) (b)	195,000	2,511,600
Broadcasting, Publishing & Printing — 1.2%
Citadel Broadcasting Corp.(b)	369,700	4,099,973
The McGraw-Hill Cos., Inc.	21,800	1,256,116
Meredith Corp.	16,900	942,851
Radio One, Inc. Cl. D(a)	65,900	491,614
Salem Communications Corp. Cl. A(a)	54,300	815,043
The Scripps (E.W.) Co. Cl. A	14,600	652,766
Univision Communications, Inc. Cl. A(a)	228,400	7,872,948
		16,131,311
Building Materials & Construction — 0.3%
Kinetic Concepts, Inc.(a)	84,000	3,458,280
Chemicals — 0.7%
Monsanto Co.	16,500	1,398,375
Nalco Holding Co.(a)	298,000	5,274,600
Praxair, Inc.	20,600	1,136,090
Symyx Technologies, Inc.(a)	26,600	737,884
The Valspar Corp.	62,100	1,730,727
		10,277,676
Commercial Services — 7.1%
Apollo Group, Inc. Cl. A(a) (b)	22,006	1,155,535
Block (H&R), Inc.(b)	50,700	1,097,655
Cintas Corp.	57,500	2,450,650
The Corporate Executive Board Co.	34,600	3,491,140
Decode Genetics, Inc.(a) (b)	93,600	811,512
DeVry, Inc.(a) (b)	37,500	853,875
Dun & Bradstreet Corp.(a)	23,600	1,809,648
Ecolab, Inc.	76,400	2,918,480
Education Management Corp.(a)	121,000	5,033,600
Equifax, Inc.	32,500	1,210,300
Fluor Corp.	25,000	2,145,000
Gen-Probe, Inc.(a)	76,000	4,189,120
Global Payments, Inc.	116,500	6,175,665
Iron Mountain, Inc.(a)	230,550	9,392,607
ITT Educational Services, Inc.(a)	20,000	1,281,000
Laureate Education, Inc.(a)	57,000	3,042,660
LECG Corp.(a)	41,800	805,486
Manpower, Inc.	170,700	9,760,626
MoneyGram International, Inc.	364,700	11,203,584
Moody’s Corp.(b)	71,100	5,080,806
Paychex, Inc.	97,000	4,041,020
QIAGEN NV(a) (b)	59,100	881,181
Quest Diagnostics, Inc.	54,600	2,800,980

2

Resources Connection, Inc.(a)	30,000	$747,300
Ritchie Bros. Auctioneers, Inc.	38,500	1,905,750
Robert Half International, Inc.(b)	152,300	5,880,303
Stericycle, Inc.(a)	21,000	1,420,020
United Rentals, Inc.(a) (b)	81,000	2,794,500
Universal Technical Institute, Inc.(a)	22,100	665,210
Viad Corp.	65,000	2,228,200
		97,273,413
Communications — 2.9%
American Tower Corp. Cl. A(a)	345,000	10,460,400
Crown Castle International Corp.(a)	456,000	12,927,600
Harris Corp.	176,000	8,323,040
Rogers Communications, Inc. Cl. B(b)	227,675	8,685,801
		40,396,841
Computer Integrated Systems Design — 2.3%
Avid Technology, Inc.(a) (b)	122,400	5,319,504
Cadence Design Systems, Inc.(a) (b)	285,000	5,269,650
Cogent, Inc.(a) (b)	254,400	4,665,696
F5 Networks, Inc.(a) (b)	15,300	1,109,097
FileNET Corp.(a)	39,400	1,064,588
Jack Henry & Associates, Inc.	206,500	4,722,655
National Instruments Corp.	42,600	1,389,612
Synopsys, Inc.(a)	33,100	739,785
Teradyne, Inc.(a)	426,000	6,607,260
Websense, Inc.(a)	24,400	672,952
		31,560,799
Computer Programming Services — 1.2%
Cognizant Technology Solutions Corp. Cl. A(a)	73,100	4,348,719
Mercury Interactive Corp.(a)	37,700	1,311,960
VeriSign, Inc.(a) (b)	464,800	11,150,552
		16,811,231
Computer Related Services — 1.2%
CACI International, Inc. Cl. A(a)	89,000	5,851,750
Checkfree Corp.(a)	125,000	6,312,500
CNET Networks, Inc.(a)	300,000	4,263,000
		16,427,250
Computers & Information — 2.9%
CDW Corp.(b)	103,700	6,102,745
Cognos, Inc.(a)	48,600	1,890,540
Comverse Technology, Inc.(a)	101,000	2,376,530
International Game Technology	262,200	9,234,684
Jabil Circuit, Inc.(a) (b)	255,500	10,950,730
Satyam Computer Services Ltd. ADR	46,500	2,034,840
Symbol Technologies, Inc.	629,998	6,665,379
Zebra Technologies Corp. Cl. A(a) (b)	22,000	983,840
		40,239,288

3

Containers — 0.1%
Sealed Air Corp.(b)	13,300	$769,671
Cosmetics & Personal Care — 0.1%
Avon Products, Inc.(b)	40,900	1,274,853
Data Processing & Preparation — 0.2%
Factset Research Systems, Inc.	28,400	1,259,540
Fiserv, Inc.(a)	25,100	1,068,005
SEI Investments Co.	19,300	782,229
		3,109,774
Education — 0.1%
Career Education Corp.(a) (b)	20,100	758,373
Electric Utilities — 0.2%
AES Corp.(a)	125,100	2,134,206
Electrical Equipment & Electronics — 11.0%
Advanced Micro Devices, Inc.(a)	47,600	1,578,416
Altera Corp.(a)	530,500	10,949,520
American Power Conversion Corp.	40,000	924,400
Ametek, Inc.	245,300	11,028,688
AMIS Holdings, Inc.(a)	67,000	607,020
Analog Devices, Inc.	117,800	4,510,562
Broadcom Corp. Cl. A(a)	98,700	4,259,892
Cymer, Inc.(a)	20,400	926,976
Dolby Laboratories, Inc. Cl. A(a)	166,400	3,477,760
Flextronics International Ltd.(a)	434,000	4,491,900
FLIR Systems, Inc.(a) (b)	197,800	5,619,498
Garmin Ltd.(b)	97,000	7,704,710
Gentex Corp.	377,600	6,592,896
Integrated Device Technology, Inc.(a)	88,000	1,307,680
Intersil Corp. Cl. A	311,200	8,999,904
KLA-Tencor Corp.	25,000	1,209,000
Linear Technology Corp.(b)	339,400	11,906,152
Marvell Technology Group Ltd.(a) (b)	99,000	5,355,900
Maxim Integrated Products, Inc.	124,100	4,610,315
Microchip Technology, Inc.	345,600	12,545,280
National Semiconductor Corp.	297,400	8,279,616
Novellus Systems, Inc.(a)	207,000	4,968,000
PMC-Sierra, Inc.(a)	230,000	2,826,700
QLogic Corp.(a)	48,000	928,800
Semtech Corp.(a) (b)	168,300	3,010,887
Silicon Laboratories, Inc.(a)	72,800	4,000,360
Spansion LLC Cl. A(a)	175,000	2,590,000
Teleflex, Inc.	48,000	3,438,240
Xilinx, Inc.	470,800	11,986,568
		150,635,640
Energy — 5.4%
Bill Barrett Corp.(a) (b)	137,500	4,481,125
BJ Services Co.	469,100	16,230,860

4

EOG Resources, Inc.(b)	147,000	$10,584,000
Murphy Oil Corp.	254,600	12,684,172
Ultra Petroleum Corp.(a)	34,000	2,118,540
Weatherford International Ltd.(a)	105,200	4,812,900
Western Gas Resources, Inc.	99,000	4,776,750
The Williams Companies, Inc.	193,600	4,141,104
XTO Energy, Inc.	323,367	14,089,100
		73,918,551
Entertainment & Leisure — 0.9%
Brunswick Corp.	116,300	4,519,418
DreamWorks Animation SKG, Inc. Cl. A(a) (b)	99,700	2,637,065
Harrah’s Entertainment, Inc.(b)	34,100	2,658,436
Shuffle Master, Inc.(a) (b)	58,950	2,106,873
WMS Industries, Inc.(a) (b)	32,300	972,230
		12,894,022
Financial Services — 5.7%
BlackRock, Inc. Cl. A	19,800	2,772,000
CapitalSource, Inc.(b)	73,000	1,816,240
CBOT Holdings Inc. Cl. A(a) (b)	35,800	4,274,520
The Chicago Mercantile Exchange	11,000	4,922,500
E*TRADE Financial Corp.(a) (b)	438,300	11,825,334
East West Bancorp, Inc.	21,000	809,550
Eaton Vance Corp.	277,900	7,608,902
Federated Investors, Inc. Cl. B	18,000	702,900
Fidelity National Information Services, Inc.	178,100	7,221,955
Janus Capital Group, Inc.	211,900	4,909,723
Lazard Ltd. Cl. A	18,700	827,475
Legg Mason, Inc.	69,490	8,709,182
Nuveen Investments, Inc. Cl. A(b)	149,900	7,217,685
optionsXpress Holdings, Inc.	34,700	1,009,076
The Charles Schwab Corp.	130,200	2,240,742
TD Ameritrade Holding Corp.	529,700	11,054,839
		77,922,623
Foods — 0.4%
The Hershey Co.(b)	31,000	1,619,130
McCormick & Co., Inc.	47,500	1,608,350
Panera Bread Co. Cl. A(a) (b)	11,700	879,606
Tootsie Roll Industries, Inc.	237	6,940
Wrigley (Wm.) Jr. Co.	16,700	1,068,800
		5,182,826
Healthcare — 4.9%
Community Health Systems, Inc.(a)	120,000	4,338,000
Coventry Health Care, Inc.(a)	111,400	6,013,372
DaVita, Inc.(a) (b)	92,350	5,560,393
Elan Corp. PLC Sponsored ADR (Ireland)(a) (b)	380,000	5,487,200
Express Scripts, Inc.(a)	25,500	2,241,450
Health Management Associates, Inc. Cl. A(b)	223,500	4,820,895
Healthways, Inc.(a) (b)	19,000	967,860

5

Human Genome Sciences, Inc.(a) (b)	77,000	$836,990
Humana, Inc.(a)	165,100	8,692,515
Laboratory Corp. of America Holdings(a)	179,400	10,491,312
LifePoint Hospitals, Inc.(a)	23,000	715,300
Lincare Holdings, Inc.(a)	54,900	2,138,904
Manor Care, Inc.(b)	227,400	10,085,190
Triad Hospitals, Inc.(a)	128,000	5,363,200
		67,752,581
Home Construction, Furnishings & Appliances — 1.2%
Centex Corp.	21,500	1,332,785
Harman International Industries, Inc.	83,500	9,279,355
HNI Corp.	21,400	1,262,600
KB Home(b)	11,500	747,270
Lennar Corp. Cl. A(b)	28,800	1,738,944
Meritage Homes Corp.(a) (b)	15,200	835,392
Pulte Homes, Inc.	17,600	676,192
Toll Brothers, Inc.(a) (b)	24,900	862,287
		16,734,825
Industrial - Distribution — 0.2%
Grainger (W.W.), Inc.	36,000	2,712,600
Industrial - Diversified — 1.0%
Danaher Corp.(b)	109,000	6,926,950
ITT Industries, Inc.	116,800	6,566,496
		13,493,446
Information Retrieval Services — 1.3%
ChoicePoint, Inc.(a)	223,200	9,988,200
Digital River, Inc.(a) (b)	41,500	1,809,815
Juniper Networks, Inc.(a)	279,500	5,344,040
Sina Corp.(a) (b)	27,900	778,410
		17,920,465
Insurance — 1.7%
Ambac Financial Group, Inc.	11,300	899,480
Arch Capital Group Ltd.(a)	27,600	1,593,624
Assurant, Inc.	148,000	7,289,000
Axis Capital Holdings Ltd.	206,800	6,183,320
Brown & Brown, Inc.	31,500	1,045,800
Gallagher (Arthur J.) & Co.(b)	24,000	667,440
Markel Corp.(a) (b)	2,560	864,461
Marsh & McLennan Cos., Inc.	33,000	968,880
MBIA, Inc.(b)	11,500	691,495
Principal Financial Group, Inc.	63,000	3,074,400
Willis Group Holdings Ltd.	20,100	688,626
		23,966,526
Lodging — 2.6%
Boyd Gaming Corp.	42,100	2,102,474
Choice Hotels International, Inc.(b)	52,500	2,403,450
Fairmont Hotels & Resorts, Inc.(b)	240,000	10,728,000

6

Hilton Hotels Corp.	105,800	$2,693,668
Las Vegas Sands Corp.(a) (b)	30,800	1,745,128
Marriott International, Inc. Cl. A	48,000	3,292,800
Station Casinos, Inc.(b)	28,200	2,238,234
Wynn Resorts Ltd.(a) (b)	132,900	10,213,365
		35,417,119
Machinery & Components — 3.9%
Baker Hughes, Inc.	33,700	2,305,080
Cooper Cameron Corp.(a)	179,400	7,907,952
FMC Technologies, Inc.(a)	142,000	7,273,240
Grant Prideco, Inc.(a)	134,400	5,757,696
IDEX Corp.	18,550	967,754
Pall Corp.(b)	26,300	820,297
Roper Industries, Inc.	308,000	14,978,040
Smith International, Inc.	361,300	14,076,248
		54,086,307
Manufacturing — 0.9%
American Standard Companies, Inc.	120,000	5,143,200
Avery Dennison Corp.	13,300	777,784
Lam Research Corp.(a)	19,900	855,700
Millipore Corp.(a) (b)	17,200	1,256,632
Pentair, Inc.	107,000	4,360,250
		12,393,566
Medical Supplies — 4.2%
Allergan, Inc.	31,855	3,456,274
American Medical Systems Holdings, Inc.(a)	90,300	2,031,750
ArthoCare Corp.(a) (b)	19,900	951,618
Bard (C.R.), Inc.(b)	70,900	4,807,729
Bausch & Lomb, Inc.	27,200	1,732,640
Becton, Dickinson & Co.	30,600	1,884,348
Biomet, Inc.	51,400	1,825,728
Dade Behring Holdings, Inc.	26,000	928,460
Dentsply International, Inc.	23,100	1,343,265
Edwards Lifesciences Corp.(a)	154,800	6,733,800
Henry Schein, Inc.(a) (b)	28,900	1,383,154
Hologic, Inc.(a)	17,100	946,485
II-VI, Inc.(a) (b)	41,300	747,117
Integra LifeSciences Holdings Corp.(a) (b)	23,600	967,128
Kyphon, Inc.(a) (b)	18,000	669,600
Patterson Cos., Inc.(a) (b)	226,000	7,955,200
Resmed, Inc.(a)	40,200	1,767,996
Respironics, Inc.(a)	40,300	1,568,073
Smith & Nephew PLC ADR (United Kingdom)	19,100	852,051
St. Jude Medical, Inc.(a)	26,500	1,086,500
Sybron Dental Specialties, Inc.(a)	31,100	1,282,564
Techne Corp.(a)	22,000	1,323,080
Thermo Electron Corp.(a)	145,000	5,378,050
Varian Medical Systems, Inc.(a)	36,100	2,027,376
Ventana Medical Systems, Inc.(a)	27,200	1,136,144

7

Waters Corp.(a)	35,300	$1,523,195
Zimmer Holdings, Inc.(a)	18,100	1,223,560
		57,532,885
Metals & Mining — 0.7%
Foundation Coal Holdings, Inc.(b)	58,500	2,406,690
Newmont Mining Corp.	100,000	5,189,000
Precision Castparts Corp.	40,800	2,423,520
		10,019,210
Pharmaceuticals — 7.3%
Abgenix, Inc.(a) (b)	114,000	2,565,000
Alkermes, Inc.(a) (b)	207,200	4,568,760
Amylin Pharmaceuticals, Inc.(a) (b)	119,900	5,869,105
Atherogenics, Inc.(a) (b)	45,800	747,456
Barr Pharmaceuticals, Inc.(a)	128,000	8,061,440
Celgene Corp.(a)	68,200	3,015,804
Cephalon, Inc.(a) (b)	156,100	9,405,025
Charles River Laboratories International, Inc.(a)	28,600	1,401,972
Genzyme Corp.(a)	9,100	611,702
Gilead Sciences, Inc.(a) (b)	75,000	4,666,500
Invitrogen Corp.(a)	18,300	1,283,379
Martek Biosciences Corp.(a) (b)	26,500	869,995
Medco Health Solutions, Inc.(a)	41,200	2,357,464
MedImmune, Inc.(a) (b)	403,500	14,760,030
Millennium Pharmaceuticals, Inc.(a)	74,500	753,195
Myogen, Inc.(a)	63,100	2,286,113
Nektar Therapeutics(a) (b)	41,500	845,770
Neurocrine Biosciences, Inc.(a) (b)	78,500	5,066,390
Omnicare, Inc.(b)	87,400	4,806,126
OSI Pharmaceuticals, Inc.(a) (b)	100,500	3,226,050
PDL BioPharma, Inc.(a)	134,100	4,398,480
Sepracor, Inc.(a) (b)	122,200	5,964,582
Sigma-Aldrich Corp.(b)	11,600	763,164
Theravance, Inc.(a)	77,100	2,161,884
Valeant Pharmaceuticals International	154,000	2,440,900
Vertex Pharmaceuticals, Inc.(a) (b)	187,100	6,845,989
		99,742,275
Prepackaged Software — 3.8%
Activision, Inc.(a)	174,809	2,410,616
Adobe Systems, Inc.(a)	112,000	3,911,040
Check Point Software Technologies Ltd.(a)	64,300	1,287,286
Citrix Systems, Inc.(a)	42,200	1,599,380
DST Systems, Inc.(a)	158,600	9,189,284
Electronic Arts, Inc.(a)	14,700	804,384
Fair Isaac Corp.	25,500	1,010,310
Hyperion Solutions Corp.(a)	20,700	674,820
Internet Security Systems, Inc.(a)	33,400	800,932
Intuit, Inc.(a)	55,400	2,946,726
McAfee, Inc.(a)	214,800	5,226,084
NAVTEQ Corp.(a) (b)	220,400	11,163,260
Red Hat, Inc.(a) (b)	308,400	8,629,032

8

Salesforce.com, Inc.(a) (b)	22,700	$824,691
THQ, Inc.(a) (b)	69,250	1,792,883
		52,270,728
Restaurants — 1.0%
ARAMARK Corp. Cl. B	27,200	803,488
The Cheesecake Factory(a) (b)	166,200	6,224,190
Outback Steakhouse, Inc.	29,900	1,315,600
P.F. Chang’s China Bistro, Inc.(a) (b)	52,000	2,563,080
Tim Hortons, Inc.(a) (b)	40,000	1,062,000
Wendy’s International, Inc.	17,000	1,055,020
		13,023,378
Retail — 5.3%
Amazon.com, Inc.(a) (b)	214,500	7,831,395
Bed Bath & Beyond, Inc.(a)	117,500	4,512,000
Best Buy Co., Inc.	112,000	6,264,160
Carmax, Inc.(a) (b)	106,000	3,464,080
Dick’s Sporting Goods, Inc.(a)	19,500	773,565
Dollar General Corp.(b)	342,600	6,053,742
Family Dollar Stores, Inc.	65,700	1,747,620
Fred’s, Inc.(b)	48,500	643,110
Men’s Wearhouse, Inc.	26,900	966,786
Michaels Stores, Inc.	157,400	5,915,092
MSC Industrial Direct Co. Cl. A	22,000	1,188,440
O’Reilly Automotive, Inc.(a)	235,000	8,591,600
Petsmart, Inc.	309,700	8,714,958
Shoppers Drug Mart Corp.	23,000	879,176
Shoppers Drug Mart Corp., (CAD)	16,000	611,601
Shoppers Drug Mart Corp., (CAD)(c)	38,000	1,452,552
Staples, Inc.	70,150	1,790,228
The TJX Cos., Inc.	137,700	3,417,714
Tiffany & Co.	62,100	2,331,234
Williams-Sonoma, Inc.(a) (b)	139,900	5,931,760
		73,080,813
Retail - Grocery — 0.2%
Whole Foods Market, Inc.	38,000	2,524,720
Telephone Utilities — 2.1%
ADTRAN, Inc.	105,000	2,748,900
Amdocs Ltd.(a)	192,000	6,923,520
Level 3 Communications, Inc.(a)	198,000	1,025,640
NeuStar, Inc. Cl. A(a) (b)	32,600	1,010,600
Nextel Partners, Inc. Cl. A(a)	270,000	7,646,400
NII Holdings, Inc. Cl. B(a) (b)	74,200	4,375,574
TELUS Corp.	122,400	4,822,951
TELUS Corp. (CAD)	7,600	299,464
		28,853,049

9

Transportation — 1.5%
Discovery Holding Co. Cl. A(a)	271,000	$4,065,000
Expeditors International of Washington, Inc.	63,500	5,485,765
Landstar System, Inc.	55,600	2,453,072
Robinson (C.H.) Worldwide, Inc.	50,800	2,493,772
Royal Caribbean Cruises Ltd.(b)	47,400	1,991,748
Thor Industries, Inc.(b)	30,700	1,638,152
UTI Worldwide, Inc.	80,700	2,550,120
		20,677,629
TOTAL EQUITIES (Cost $1,018,925,171)		1,342,611,309
MUTUAL FUND — 0.6%
Financial Services
Government Reserve Investment Fund	8,184,406	8,184,406
TOTAL MUTUAL FUND (Cost $8,184,406)		8,184,406
TOTAL LONG TERM INVESTMENTS (Cost $1,027,109,577)		1,350,795,715

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.4%
Cash Equivalents — 13.3%(d)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$5,354,155	$5,354,155
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	3,569,438	3,569,438
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	2,498,605	2,498,605
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	3,569,437	3,569,437
Bank of America 4.770%	05/16/2006	2,746,513	2,746,513
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	3,569,437	3,569,437
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	5,354,155	5,354,155
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	2,141,662	2,141,662
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	6,068,043	6,068,043
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	2,141,662	2,141,662
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	8,209,705	8,209,705

10

Calyon Eurodollar Time Deposit 4.740%	05/09/2006	$5,354,156	$5,354,156
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	3,569,437	3,569,437
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	5,354,155	5,354,155
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	3,569,437	3,569,437
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	1,844,301	1,844,301
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	3,569,437	3,569,437
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	4,997,212	4,997,212
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	1,427,774	1,427,774
Freddie Mac Discount Note 4.711%	05/03/2006	1,267,455	1,267,455
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	7,083,071	7,083,071
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	3,569,437	3,569,437
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	5,354,155	5,354,155
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	4,461,796	4,461,796
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	2,355,829	2,355,829
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	4,997,212	4,997,212
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	7,138,874	7,138,874
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	4,640,268	4,640,268
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	5,354,155	5,354,155
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	2,498,605	2,498,605
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	3,569,437	3,569,437
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	1,784,719	1,784,719
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	7,138,874	7,138,874
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	2,498,605	2,498,605
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	10,923,531	10,923,531

11

The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	$4,997,212	$4,997,212
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	7,138,874	7,138,874
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	7,138,874	7,138,874
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	5,354,155	5,354,155
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	3,569,437	3,569,437
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	5,354,155	5,354,155
			183,097,451
Repurchase Agreements — 2.1%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(e)		28,502,059	28,502,059
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			211,599,510
TOTAL INVESTMENTS — 113.9% (Cost $1,238,709,087)(f)			$1,562,395,225
Other Assets/(Liabilities) — (13.9%)			(190,954,449)
NET ASSETS — 100.0%			$1,371,440,776

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $1,452,552 or 0.1% of net assets.

(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $28,509,778. Collateralized by a U.S. Government Agency obligation with a rate of 5.249%, maturity date of 06/15/2034, and an aggregate market value, including accrued interest, of $29,927,162.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 88.8%
COMMON STOCK
Advertising — 1.5%
Catalina Marketing Corp.	83,800	$1,935,780
Getty Images, Inc.(a) (b)	110,150	8,248,032
		10,183,812
Aerospace & Defense — 0.2%
Alliant Techsystems, Inc.(a) (b)	16,520	1,274,848
Air Transportation — 1.5%
Airtran Holdings, Inc.(a) (b)	179,600	3,252,556
AMR Corp.(a) (b)	78,700	2,128,835
Forward Air Corp.	22,575	841,822
Gol Linhas Aereas Inteligentes SA ADR (Brazil)(b)	38,670	1,036,356
US Airways Group, Inc.(a)	84,870	3,394,800
		10,654,369
Apparel, Textiles & Shoes — 1.7%
bebe stores, Inc.	36,170	666,251
Citi Trends, Inc.(a) (b)	29,760	1,183,258
DSW, Inc. Cl. A(a) (b)	105,630	3,308,332
Iconix Brand Group, Inc.(a)	69,180	1,006,569
Phillips-Van Heusen Corp.	30,140	1,151,649
Skechers U.S.A., Inc. Cl. A(a)	131,600	3,280,788
Too, Inc.(a)	36,260	1,245,531
		11,842,378
Automotive & Parts — 2.3%
A.S.V., Inc.(a) (b)	142,400	4,588,128
LKQ Corp.(a)	347,278	7,226,855
Tenneco, Inc.(a)	109,300	2,370,717
United Auto Group, Inc.(b)	46,200	1,986,600
		16,172,300
Banking, Savings & Loans — 3.1%
Advanta Corp. Cl. B	104,400	3,849,228
Amcore Financial, Inc.	59,700	1,887,714
City National Corp.	42,200	3,240,538
Euronet Worldwide, Inc.(a) (b)	67,800	2,564,874
Financial Federal Corp.(b)	203,024	5,948,603
First Community Bancorp	26,700	1,539,522
Signature Bank(a)	18,750	611,062
UMB Financial Corp.	22,900	1,608,267
		21,249,808

1

Broadcasting, Publishing & Printing — 1.0%
Central European Media Enterprises Ltd.(a) (b)	8,840	$606,512
Charter Communications, Inc. Cl. A(a)	901,600	982,744
LodgeNet Entertainment Corp.(a)	96,000	1,495,680
Playboy Enterprises, Inc. Cl. B(a) (b)	133,200	1,891,440
TiVo, Inc.(a) (b)	276,300	1,997,649
		6,974,025
Building Materials & Construction — 1.0%
Beacon Roofing Supply, Inc.(a)	115,624	4,698,959
Eagle Materials, Inc.(b)	13,310	848,646
Martin Marietta Materials, Inc.	10,910	1,167,697
		6,715,302
Chemicals — 1.2%
Cytec Industries, Inc.	57,400	3,444,574
Hercules, Inc.(a)	202,400	2,793,120
Minerals Technologies, Inc.	36,600	2,137,806
		8,375,500
Commercial Services — 9.4%
ADVO, Inc.	70,750	2,264,000
American Reprographics Co.(a)	33,620	1,166,278
Bowne & Co., Inc.	137,400	2,290,458
The Corporate Executive Board Co.	111,130	11,213,017
Corrections Corp. of America(a)	44,700	2,020,440
eResearch Technology, Inc.(a) (b)	69,650	1,002,263
Exelixis, Inc.(a)	130,800	1,570,908
Grupo Aeroportuario de Sureste SA de CV ADR (Mexico)	50,200	1,675,676
Harris Interactive, Inc.(a)	261,100	1,467,382
Ikon Office Solutions, Inc.	132,200	1,883,850
Incyte Corp.(a)	212,600	1,279,852
ITT Educational Services, Inc.(a)	187,000	11,977,350
Ituran Location and Control Ltd.	36,610	553,909
Jacobs Engineering Group, Inc.(a)	9,630	835,306
Lincoln Educational Services Corp.(a) (b)	149,000	2,525,550
Magellan Health Services, Inc.(a)	46,800	1,893,996
Mobile Mini, Inc.(a)	101,900	3,150,748
MoneyGram International, Inc.	46,020	1,413,734
Pharmaceutical Product Development, Inc.	47,100	1,630,131
Resources Connection, Inc.(a)	46,150	1,149,597
Sotheby’s Holdings, Inc. Cl. A(a)	142,800	4,146,912
Valassis Communications, Inc.(a)	57,800	1,697,586
Vertrue, Inc.(a) (b)	66,100	2,762,980
VistaPrint Ltd.(a)	49,200	1,468,620
Washington Group International, Inc.	36,200	2,077,518
		65,118,061
Communications — 1.3%
Arris Group, Inc.(a)	27,600	379,776
Crown Castle International Corp.(a)	40,440	1,146,474
Plantronics, Inc.	1,300	46,059

2

Polycom, Inc.(a)	84,900	$1,840,632
Powerwave Technologies, Inc.(a) (b)	134,100	1,809,009
SBA Communications Corp. Cl. A(a)	41,460	970,579
Syniverse Holdings, Inc.(a)	80,410	1,270,478
Westell Technologies, Inc. Cl. A(a)	361,300	1,470,491
		8,933,498
Computer & Other Data Processing Service — 0.1%
IHS, Inc. Cl. A(a)	30,760	841,286
Computer Integrated Systems Design — 1.2%
Avid Technology, Inc.(a) (b)	90,350	3,926,611
F5 Networks, Inc.(a) (b)	11,780	853,932
Hypercom Corp.(a)	7,100	66,030
Sapient Corp.(a)	312,000	2,380,560
Websense, Inc.(a)	26,820	739,696
		7,966,829
Computer Maintenance & Repair — 0.3%
Electronics for Imaging, Inc.(a)	70,800	1,980,276
Computer Related Services — 2.8%
Checkfree Corp.(a)	245,649	12,405,275
Ingram Micro, Inc. Cl. A(a)	140,800	2,816,000
NetFlix, Inc.(a) (b)	134,530	3,900,025
		19,121,300
Computers & Information — 2.6%
Cognos, Inc.(a)	21,240	826,236
Foundry Networks, Inc.(a)	209,190	3,798,890
Logitech International SA ADR (Switzerland)(a) (b)	23,070	917,263
Redback Networks, Inc.(a) (b)	44,430	963,687
Scientific Games Corp. Cl. A(a)	257,100	9,031,923
VeriFone Holdings, Inc.(a) (b)	77,654	2,352,140
		17,890,139
Cosmetics & Personal Care — 0.3%
Nu Skin Enterprises, Inc. Cl. A	119,500	2,094,835
Data Processing & Preparation — 2.1%
Factset Research Systems, Inc.	258,124	11,447,799
HomeStore, Inc.(a)	159,160	1,044,090
The BISYS Group, Inc.(a)	132,900	1,791,492
		14,283,381
Electric Utilities — 0.4%
El Paso Electric Co.(a)	85,800	1,633,632
Suntech Power Holdings Co. Ltd. ADR (China)(a)	21,490	794,915
		2,428,547
Electrical Equipment & Electronics — 4.2%
Benchmark Electronics, Inc.(a)	55,900	2,143,765
Cree, Inc.(a) (b)	156,000	5,118,360
CSR PLC(a)	99,576	2,071,008
Cypress Semiconductor Corp.(a) (b)	65,600	1,111,920

3

Daktronics, Inc.	23,730	$866,145
Energy Conversion Devices, Inc.(a) (b)	23,200	1,140,976
Evergreen Solar, Inc.(a) (b)	38,870	598,598
FuelCell Energy, Inc.(a) (b)	140,400	1,610,388
Gentex Corp.	370,880	6,475,565
International Rectifier Corp.(a) (b)	35,510	1,471,179
Newport Corp.(a)	82,400	1,554,064
ON Semiconductor Corp.(a) (b)	200,800	1,457,808
Photon Dynamics, Inc.(a)	89,400	1,676,250
Teledyne Technologies, Inc.(a)	40,800	1,452,480
		28,748,506
Energy — 4.7%
Alon USA Energy, Inc.	101,150	2,490,313
Arch Coal, Inc.	9,430	716,114
Bill Barrett Corp.(a) (b)	148,200	4,829,838
Cabot Oil & Gas Corp. Cl. A	18,120	868,492
Comstock Resources, Inc.(a)	83,700	2,485,053
EXCO Resources, Inc.(a)	198,900	2,492,217
Grey Wolf, Inc.(a) (b)	206,200	1,534,128
Newfield Exploration Co.(a)	166,100	6,959,590
Range Resources Corp.	34,445	940,693
Stolt Offshore SA Sponsored ADR (United Kingdom)(a)	83,250	1,289,543
TETRA Technologies, Inc.(a)	80,250	3,774,960
UGI Corp.	93,600	1,972,152
Whiting Petroleum Corp.(a)	49,600	2,033,104
		32,386,197
Entertainment & Leisure — 1.7%
Churchill Downs, Inc.	41,800	1,601,776
Gaylord Entertainment(a) (b)	161,100	7,310,718
Live Nation, Inc.(a)	49,020	972,557
Pinnacle Entertainment, Inc.(a)	55,470	1,562,590
		11,447,641
Financial Services — 4.0%
Affiliated Managers Group, Inc.(a) (b)	32,459	3,460,454
Apollo Investment Corp.	114,900	2,046,369
Federated Investors, Inc. Cl. B	33,490	1,307,785
Hong Kong Exchanges and Clearing Ltd.	164,180	987,589
IntercontinentalExchange, Inc.(a) (b)	57,000	3,935,850
Investment Technology Group, Inc.(a)	62,500	3,112,500
Melco International Development Ltd.	420,920	865,487
The Nasdaq Stock Market, Inc.(a)	81,970	3,282,079
National Financial Partners Corp.	21,560	1,218,571
Nuveen Investments, Inc. Cl. A(b)	47,200	2,272,680
Redwood Trust, Inc.(b)	42,300	1,832,436
Strategic Hotels & Resorts, Inc.	72,800	1,694,784
Ventas, Inc.	48,700	1,615,866
		27,632,450

4

Foods — 1.4%
Diamond Foods, Inc.	35,760	$613,999
Panera Bread Co. Cl. A(a) (b)	63,530	4,776,185
United Natural Foods, Inc.(a) (b)	120,500	4,213,885
		9,604,069
Healthcare — 6.4%
Allscripts Healthcare Solutions, Inc.(a) (b)	360,800	6,606,248
AmSurg Corp.(a)	342,900	7,780,401
Covance, Inc.(a)	29,840	1,753,100
Genesis HealthCare Corp.(a) (b)	74,100	3,255,954
Healthways, Inc.(a)	201,650	10,272,051
Human Genome Sciences, Inc.(a) (b)	162,800	1,769,636
LifePoint Hospitals, Inc.(a)	69,300	2,155,230
Manor Care, Inc.(b)	77,900	3,454,865
Matria Healthcare, Inc.(a)	61,850	2,347,826
Sunrise Senior Living, Inc.(a) (b)	20,370	793,819
Symbion, Inc.(a) (b)	42,340	959,001
VCA Antech, Inc.(a)	116,000	3,303,680
		44,451,811
Heavy Machinery — 0.5%
Aviall, Inc.(a)	63,200	2,406,656
Bucyrus International, Inc. Cl. A	23,385	1,126,923
		3,533,579
Home Construction, Furnishings & Appliances — 0.8%
Ethan Allen Interiors, Inc.	46,700	1,962,334
Fossil, Inc.(a) (b)	117,500	2,183,150
Walter Industries, Inc.(b)	23,980	1,597,548
		5,743,032
Household Products — 0.3%
Ferro Corp.	104,800	2,096,000
Information Retrieval Services — 1.2%
Bankrate, Inc.(a) (b)	25,190	1,097,276
CoStar Group, Inc.(a) (b)	109,000	5,656,010
WebMD Health Corp. Cl. A(a)	40,800	1,698,912
		8,452,198
Insurance — 2.1%
Arch Capital Group Ltd.(a)	31,070	1,793,982
Aspen Insurance Holdings Ltd.	82,100	2,024,586
HealthExtras, Inc.(a)	21,740	767,422
Healthspring, Inc.(a)	35,320	657,305
Platinum Underwriters Holdings Ltd.	60,900	1,772,190
ProAssurance Corp.(a)	69,310	3,604,120
Reinsurance Group of America, Inc.(b)	40,600	1,919,974
United America Indemnity Ltd. Cl. A(a)	93,700	2,145,730
		14,685,309
Internet Software — 0.5%
Opsware, Inc.(a)	375,650	3,219,321

5

Lodging — 1.2%
LaSalle Hotel Properties	27,860	$1,142,260
Vail Resorts, Inc.(a) (b)	186,200	7,116,564
		8,258,824
Machinery & Components — 0.9%
Chicago Bridge & Iron Co. NV	236,198	5,668,752
Tennant Co.	12,800	669,696
		6,338,448
Medical Supplies — 4.0%
Arrow International, Inc.	57,300	1,871,991
Intralase Corp.(a) (b)	312,700	7,254,640
Kensey Nash Corp.(a) (b)	82,200	2,350,920
Kyphon, Inc.(a) (b)	205,320	7,637,904
PSS World Medical, Inc.(a) (b)	428,600	8,267,694
		27,383,149
Metals & Mining — 1.1%
Carpenter Technology	32,400	3,062,448
Century Aluminum Co.(a)	55,800	2,368,710
CommScope, Inc.(a) (b)	45,100	1,287,605
The Shaw Group, Inc.(a) (b)	30,500	927,200
		7,645,963
Oil & Gas — 0.2%
Pride International, Inc.(a)	33,240	1,036,423
Pharmaceuticals — 2.1%
Alkermes, Inc.(a) (b)	101,830	2,245,352
Amylin Pharmaceuticals, Inc.(a) (b)	106,410	5,208,770
Arena Pharmaceuticals, Inc.(a) (b)	28,310	512,694
Atherogenics, Inc.(a) (b)	27,210	444,067
Digene Corp.(a) (b)	55,210	2,158,711
Encysive Pharmaceuticals, Inc.(a)	41,660	203,717
ICOS Corp.(a)	13,410	295,691
The Medicines Co.(a) (b)	92,360	1,899,845
Vertex Pharmaceuticals, Inc.(a) (b)	16,420	600,808
Zymogenetics, Inc.(a)	52,500	1,135,050
		14,704,705
Prepackaged Software — 10.0%
Activision, Inc.(a)	84,140	1,160,291
Ansys, Inc.(a)	20,880	1,130,652
Blackbaud, Inc.	520,100	11,020,919
Blackboard, Inc.(a)	272,600	7,744,566
Cerner Corp.(a) (b)	176,200	8,360,690
Cogent Communications Group, Inc.(a)	8,100	78,975
Dendrite International, Inc.(a)	340,200	4,643,730
Epicor Software Corp.(a)	9,200	123,556
EPIQ Systems, Inc.(a) (b)	145,129	2,757,451
Kenexa Corp.(a)	87,055	2,676,941
MicroStrategy, Inc. Cl. A(a)	89,736	9,448,303

6

Red Hat, Inc.(a) (b)	189,130	$5,291,857
Salesforce.com, Inc.(a) (b)	14,400	523,152
Take-Two Interactive Software, Inc.(a) (b)	569,014	10,617,801
THQ, Inc.(a)	32,605	844,143
Verint Systems, Inc.(a)	21,820	771,773
Vignette Corp.(a)	110,400	1,628,400
		68,823,200
Real Estate — 0.3%
CB Richard Ellis Group, Inc. Cl. A(a)	10,490	846,543
Jones Lang Lasalle, Inc.	18,910	1,447,371
		2,293,914
Restaurants — 0.6%
California Pizza Kitchen, Inc.(a)	49,260	1,598,487
RARE Hospitality International, Inc.(a)	63,900	2,225,637
Texas Roadhouse, Inc. Cl. A(a)	31,750	542,608
		4,366,732
Retail — 2.7%
Borders Group, Inc.	83,700	2,112,588
GameStop Corp. Cl. B(a)	27,800	1,204,296
O’Reilly Automotive, Inc.(a)	227,220	8,307,163
Stamps.com, Inc.(a)	90,300	3,183,978
Zumiez, Inc.(a) (b)	59,270	3,621,397
		18,429,422
Telephone Utilities — 1.2%
Equinix, Inc.(a) (b)	37,030	2,378,067
General Communication, Inc. Cl. A(a)	224,200	2,710,578
NeuStar, Inc. Cl. A(a)	16,300	505,300
Ubiquitel, Inc.(a)	257,100	2,596,710
		8,190,655
Transportation — 2.7%
CNF, Inc.	32,300	1,613,062
J.B. Hunt Transport Services, Inc.(b)	361,000	7,775,940
Kansas City Southern(a) (b)	289,150	7,142,005
Knight Transportation, Inc.(b)	54,795	1,082,201
UTI Worldwide, Inc.	34,960	1,104,736
Werner Enterprises, Inc.	6,040	110,955
		18,828,899
TOTAL EQUITIES (Cost $440,669,293)		612,400,941
MUTUAL FUND — 2.5%
Financial Services
iShares Russell 2000 Growth Index Fund(b)	216,530	17,257,441
TOTAL MUTUAL FUND (Cost $15,467,466)		17,257,441
TOTAL LONG TERM INVESTMENTS (Cost $456,136,759)		629,658,382

7

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 34.1%
Cash Equivalents — 24.8%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$5,006,635	$5,006,635
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	3,337,758	3,337,758
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	2,336,431	2,336,431
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	3,337,758	3,337,758
Bank of America 4.770%	05/16/2006	2,568,247	2,568,247
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	3,337,758	3,337,758
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	5,006,636	5,006,636
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	2,002,655	2,002,655
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	5,674,189	5,674,189
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	2,002,655	2,002,655
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	7,676,843	7,676,843
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	5,006,636	5,006,636
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	3,337,758	3,337,758
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	5,006,636	5,006,636
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	3,337,758	3,337,758
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	1,724,595	1,724,595
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	3,337,758	3,337,758
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	4,672,861	4,672,861
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	1,335,103	1,335,103
Freddie Mac Discount Note 4.711%	05/03/2006	1,185,189	1,185,189
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	6,623,336	6,623,336
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	3,337,757	3,337,757

8

Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	$5,006,636	$5,006,636
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	4,172,198	4,172,198
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	2,202,921	2,202,921
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	4,672,861	4,672,861
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	6,675,516	6,675,516
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	4,339,085	4,339,085
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	5,006,636	5,006,636
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	2,336,431	2,336,431
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	3,337,758	3,337,758
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	1,668,878	1,668,878
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	6,675,516	6,675,516
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	2,336,431	2,336,431
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	10,214,524	10,214,524
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	4,672,861	4,672,861
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	6,675,516	6,675,516
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	6,675,516	6,675,516
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	5,006,636	5,006,636
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	3,337,758	3,337,758
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	5,006,636	5,006,636
			171,213,266

9

Repurchase Agreements — 9.3%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)	$63,993,008	$63,993,008
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		235,206,274
TOTAL INVESTMENTS — 125.4% (Cost $691,343,033)(e)		$864,864,656
Other Assets/(Liabilities) — (25.4%)		(175,070,138)
NET ASSETS — 100.0%		$689,794,518

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $64,010,339. Collateralized by a U.S. Government Agency obligation with a rate of 5.168%, maturity date of 05/25/2034, and an aggregate market value, including accrued interest, of $67,192,658.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Small Company Growth Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK
Advertising — 1.8%
Aquantive, Inc.(a) (b)	68,000	$1,600,720
Jupitermedia Corp.(a)	47,800	859,444
Marchex, Inc. Cl. B(a) (b)	38,900	836,350
		3,296,514
Aerospace & Defense — 0.1%
MTC Technologies, Inc.(a)	5,700	159,543
Agribusiness — 1.2%
Delta & Pine Land Co.	72,925	2,199,418
Apparel, Textiles & Shoes — 2.8%
Crocs, Inc.(a) (b)	35,900	902,885
Hot Topic, Inc.(a) (b)	67,500	978,750
Maidenform Brands Inc.(a)	8,000	88,080
Quiksilver, Inc.(a) (b)	138,100	1,914,066
Too, Inc.(a)	26,300	903,405
Volcom, Inc.(a) (b)	7,200	255,816
		5,043,002
Banking, Savings & Loans — 2.3%
Bank of the Ozarks, Inc.	3,300	120,450
Cascade Bancorp	5,775	170,651
Encore Capital Group, Inc.(a) (b)	37,100	547,225
Euronet Worldwide, Inc.(a)	12,000	453,960
Glacier Bancorp, Inc.	6,935	215,332
Placer Sierra Bancshares	9,900	282,645
SVB Financial Group(a) (b)	35,600	1,888,580
UCBH Holdings, Inc.	5,100	96,492
United PanAm Financial Corp.(a)	14,000	432,600
		4,207,935
Broadcasting, Publishing & Printing — 1.0%
Entravision Communications Corp. Cl. A(a)	150,615	1,379,633
Outdoor Channel Holdings, Inc.(a)	43,900	447,341
		1,826,974
Building Materials & Construction — 0.1%
Comfort Systems USA, Inc.	9,500	128,250
Chemicals — 1.5%
ADA-ES, Inc.(a)	7,800	188,329
Applied Films Corp.(a)	31,310	608,353

1

SurModics, Inc.(a) (b)	26,400	$933,504
Symyx Technologies, Inc.(a)	33,200	920,968
		2,651,154
Commercial Services — 6.8%
Clayton Holdings, Inc.(a)	7,285	153,568
Corrections Corp. of America(a)	34,050	1,539,060
Decode Genetics, Inc.(a) (b)	136,195	1,180,811
Global Payments, Inc.	33,025	1,750,655
Heartland Payment Systems, Inc.(a) (b)	17,300	428,521
Internet Capital Group, Inc.(a)	51,750	487,485
Lionbridge Technologies, Inc.(a)	65,700	519,687
Liquidity Services, Inc.(a)	10,500	128,625
Navigant Consulting, Inc.(a)	23,000	491,050
Online Resources Corp.(a)	21,800	283,400
Per-Se Technologies, Inc.(a)	26,375	703,157
Strayer Education, Inc.(b)	5,400	552,204
Waste Connections, Inc.(a) (b)	50,800	2,022,348
Wind River Systems, Inc.(a)	137,900	1,716,855
World Fuel Services Corp.	4,500	181,980
		12,139,406
Communications — 4.8%
Harmonic, Inc.(a)	30,400	193,648
McData Corp. Cl. A(a)	350,450	1,619,079
Plantronics, Inc.	32,900	1,165,647
Polycom, Inc.(a)	180,800	3,919,744
SBA Communications Corp. Cl. A(a)	23,300	545,453
Tekelec(a)	79,325	1,097,065
		8,540,636
Computer & Data Processing Services — 0.5%
Digimarc Corp.(a)	119,500	892,665
Computer Integrated Systems Design — 1.3%
Digital Insight Corp.(a)	5,400	196,560
Mentor Graphics Corp.(a)	50,800	561,340
RadiSys Corp.(a)	78,000	1,548,300
		2,306,200
Computer Related Services — 0.8%
eCollege.com, Inc.(a) (b)	23,700	446,508
NetFlix, Inc.(a) (b)	34,700	1,005,953
		1,452,461
Computers & Information — 2.2%
Immersion Corp.(a)	188,400	1,635,312
Komag, Inc.(a) (b)	3,000	142,800
Maxtor Corp.(a) (b)	129,700	1,239,932
Solectron Corp.(a)	236,700	946,800
		3,964,844

2

Data Processing & Preparation — 2.5%
Factset Research Systems, Inc.	50,800	$2,252,980
HomeStore, Inc.(a)	230,100	1,509,456
Netsmart Technologies, Inc.(a)	50,825	704,434
		4,466,870
Electrical Equipment & Electronics — 17.2%
Active Power, Inc.(a)	36,200	180,638
Advanced Energy Industries, Inc.(a)	78,575	1,110,265
Altera Corp.(a)	131,200	2,707,968
ATMI, Inc.(a) (b)	31,800	960,360
Credence Systems Corp.(a)	178,100	1,307,254
Cree, Inc.(a) (b)	61,300	2,011,253
Cymer, Inc.(a) (b)	14,900	677,056
Dolby Laboratories, Inc. Cl. A(a)	67,700	1,414,930
EMS Technologies, Inc.(a)	36,575	659,447
Genesis Microchip, Inc.(a) (b)	38,000	647,520
Integrated Device Technology, Inc.(a)	139,800	2,077,428
International DisplayWorks, Inc.(a) (b)	46,900	307,195
Ixia(a)	54,525	777,526
Lamson & Sessions Co. (The)(a)	7,800	217,074
Lattice Semiconductor Corp.(a)	360,000	2,397,600
MIPS Technologies, Inc.(a)	10,500	78,330
Photon Dynamics, Inc.(a)	32,400	607,500
Pixelworks, Inc.(a)	171,500	852,355
PLX Technology, Inc.(a)	85,312	1,070,666
RF Micro Devices, Inc.(a) (b)	263,300	2,277,545
Rudolph Technologies, Inc.(a)	36,500	622,325
Skyworks Solutions, Inc.(a)	214,300	1,455,097
STATS ChipPAC Ltd. ADR (Singapore)(a)	65,826	516,734
Supertex, Inc.(a) (b)	22,075	830,461
Trident Microsystems, Inc.(a) (b)	40,350	1,172,571
Triquint Semiconductor, Inc.(a)	323,400	1,591,128
Ultra Clean Holdings(a)	58,900	441,750
Universal Display Corp.(a) (b)	5,400	77,652
Universal Electronics, Inc.(a)	97,975	1,734,157
		30,781,785
Energy — 5.2%
Atwood Oceanics, Inc.(a)	5,400	545,454
Core Laboratories NV(a)	19,425	923,659
Hercules Offshore, Inc.(a)	21,200	721,012
KCS Energy, Inc.(a)	29,900	777,400
Patterson-UTI Energy, Inc.	51,925	1,659,523
TETRA Technologies, Inc.(a)	29,212	1,374,132
Union Drilling, Inc.(a)	66,400	970,768
Unit Corp.(a)	41,450	2,310,838
		9,282,786

3

Entertainment & Leisure — 2.3%
SCP Pool Corp.(b)	29,125	$1,366,254
Shuffle Master, Inc.(a) (b)	71,550	2,557,197
Sunterra Corp.(a)	18,200	259,896
		4,183,347
Financial Services — 1.9%
Doral Financial Corp.	102,060	1,178,793
Greenhill & Co., Inc.(b)	10,500	694,155
NorthStar Realty Finance Corp. REIT	33,800	370,110
Saxon Capital, Inc. REIT	55,600	580,464
Thomas Weisel Partners Group, Inc.(a) (b)	24,200	529,980
		3,353,502
Healthcare — 2.1%
Alliance Imaging, Inc.(a)	108,800	700,672
Five Star Quality Care, Inc.(a)	10,300	112,167
Healthways, Inc.(a) (b)	33,100	1,686,114
Horizon Health Corp.(a)	52,280	1,035,144
PainCare Holdings, Inc.(a)	133,900	255,749
		3,789,846
Heavy Machinery — 1.4%
Bucyrus International, Inc. Cl. A	35,775	1,723,997
Hydril(a)	6,600	514,470
Natural Gas Services Group, Inc.(a)	10,500	187,740
		2,426,207
Home Construction, Furnishings & Appliances — 1.0%
Meritage Homes Corp.(a)	13,700	752,952
Miller (Herman), Inc.	33,200	1,076,012
		1,828,964
Information Retrieval Services — 1.4%
Audible, Inc.(a) (b)	70,800	744,108
Avocent Corp.(a)	15,175	481,655
DealerTrack Holdings, Inc.(a)	4,200	89,502
InfoSpace, Inc.(a)	36,200	1,011,790
Knot (The), Inc.(a)	11,700	211,770
		2,538,825
Insurance — 2.4%
Centene Corp.(a)	84,000	2,450,280
Philadelphia Consolidated Holding Corp.(a)	48,365	1,651,181
SeaBright Insurance Holdings(a)	9,900	172,458
		4,273,919
Internet Software — 0.1%
Opsware, Inc.(a)	29,300	251,101
Lodging — 1.0%
Morgans Hotel Group Co.(a)	40,300	711,698
Vail Resorts, Inc.(a) (b)	29,750	1,137,045
		1,848,743

4

Machinery & Components — 1.7%
Actuant Corp. Cl. A(b)	21,000	$1,285,620
Brooks Automation, Inc.(a) (b)	117,500	1,673,200
		2,958,820
Medical Supplies — 6.3%
Advanced Medical Optics, Inc.(a)	1,800	83,952
American Medical Systems Holdings, Inc.(a) (b)	68,395	1,538,888
Arrow International, Inc.	18,075	590,510
ArthoCare Corp.(a) (b)	1,500	71,730
AtriCure, Inc.(a)	11,400	91,200
Coherent, Inc.(a)	53,410	1,875,225
Cyberonics, Inc.(a) (b)	36,800	948,336
Cynosure, Inc. Cl. A(a)	9,900	183,150
DJ Orthopedics, Inc.(a)	23,800	946,288
Eagle Test Systems, Inc.(a)	17,300	266,420
Ista Pharmaceuticals, Inc.(a) (b)	44,800	284,480
Oyo Geospace Corp.(a)	27,825	1,641,397
PSS World Medical, Inc.(a)	29,300	565,197
Respironics, Inc.(a)	30,075	1,170,218
Syneron Medical Ltd.(a) (b)	12,600	368,046
Thoratec Corp.(a)	31,625	609,414
		11,234,451
Metals & Mining — 3.2%
Aleris International, Inc.(a)	80,060	3,848,484
General Cable Corp.(a)	60,950	1,848,614
		5,697,098
Pharmaceuticals — 8.4%
Alkermes, Inc.(a)	29,300	646,065
Arena Pharmaceuticals, Inc.(a) (b)	43,010	778,911
Ariad Pharmaceuticals, Inc.(a)	135,400	890,932
BioScrip, Inc.(a)	52,300	377,083
Cell Genesys, Inc.(a) (b)	114,000	909,720
Cephalon, Inc.(a) (b)	45,700	2,753,425
Connetics Corp.(a) (b)	26,650	451,185
Cubist Pharmaceuticals, Inc.(a) (b)	58,300	1,339,151
Dendreon Corp.(a) (b)	55,525	261,523
Discovery Laboratories, Inc.(a)	18,254	133,802
Endo Pharmaceuticals Holdings, Inc.(a)	34,700	1,138,507
Medarex, Inc.(a)	150,400	1,988,288
OraSure Technologies, Inc.(a)	82,500	849,750
Par Pharmaceutical Cos., Inc.(a)	13,700	386,066
Taro Pharmaceutical Industries Ltd.(a) (b)	35,900	500,446
Telik, Inc.(a) (b)	46,900	907,984
Tercica, Inc.(a) (b)	46,900	314,230
Third Wave Technologies, Inc.(a)	58,900	184,357
Transgenomic, Inc.(a)	129,700	103,760
Vasogen, Inc.(a) (b)	52,000	109,720
		15,024,905

5

Prepackaged Software — 3.7%
Advent Software, Inc.(a)	29,300	$832,706
Ansys, Inc.(a)	42,300	2,290,545
Datastream Systems, Inc.(a)	141,975	1,452,404
i2 Technologies, Inc.(a) (b)	5,400	92,880
Kenexa Corp.(a)	11,100	341,325
THQ, Inc.(a) (b)	48,300	1,250,487
TradeStation Group, Inc.(a) (b)	21,200	292,984
		6,553,331
Restaurants — 1.6%
McCormick & Schmick’s Seafood Restaurants, Inc.(a)	40,000	1,018,800
Red Robin Gourmet Burgers, Inc.(a) (b)	41,075	1,938,740
		2,957,540
Retail — 6.0%
Allion Healthcare, Inc.(a)	63,595	862,348
Blue Nile, Inc.(a) (b)	10,500	369,495
Build-A-Bear Workshop, Inc.(a) (b)	28,250	865,863
Cash America International, Inc.	66,375	1,992,578
Gaiam, Inc. Cl. A(a)	8,400	135,324
Genesco, Inc.(a)	51,000	1,983,390
Golf Galaxy, Inc.(a)	22,700	495,995
GSI Commerce, Inc.(a) (b)	25,500	433,500
Guitar Center, Inc.(a)	35,710	1,703,367
Knoll, Inc.	40,900	871,988
Marvel Entertainment, Inc.(a) (b)	53,450	1,075,414
		10,789,262
Telephone Utilities — 0.1%
Mastec, Inc.(a)	17,400	246,558
TOTAL EQUITIES (Cost $150,104,118)		173,296,862

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 29.4%
Cash Equivalents — 25.8%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$1,351,236	$1,351,236
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	900,824	900,824
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	630,577	630,577
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	900,824	900,824
Bank of America 4.770%	05/16/2006	693,142	693,142
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	900,824	900,824

6

Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	$1,351,236	$1,351,236
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	540,495	540,495
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	1,531,401	1,531,401
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	540,495	540,495
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	2,071,895	2,071,895
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	1,351,236	1,351,236
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	900,824	900,824
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	1,351,236	1,351,236
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	900,824	900,824
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	465,449	465,449
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	900,824	900,824
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,261,154	1,261,154
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	360,329	360,329
Freddie Mac Discount Note 4.711%	05/03/2006	319,870	319,870
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	1,787,565	1,787,565
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	900,824	900,824
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,351,236	1,351,236
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	1,126,030	1,126,030
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	594,544	594,544
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,261,154	1,261,154
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	1,801,648	1,801,648
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	1,171,071	1,171,071
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	1,351,236	1,351,236
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	630,577	630,577

7

Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	$900,824	$900,824
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	450,412	450,412
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	1,801,648	1,801,648
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	630,577	630,577
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	2,756,788	2,756,788
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,261,154	1,261,154
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	1,801,648	1,801,648
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	1,801,648	1,801,648
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	1,351,236	1,351,236
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	900,824	900,824
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	1,351,236	1,351,236
			46,208,575
Repurchase Agreements — 3.6%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		6,547,803	6,547,803
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			52,756,378
TOTAL INVESTMENTS — 126.1% (Cost $202,860,496)(e)			$226,053,240
Other Assets/(Liabilities) — (26.1%)			(46,761,052)
NET ASSETS — 100.0%			$179,292,188

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).

8

(d)

Maturity value of $6,549,577. Collateralized by a U.S. Government Agency Obligation with a rate of 7.625%, maturity date of 04/25/2024, and an aggregate market value, including accrued interest, of $6,875,194.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Emerging Growth Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 95.6%
COMMON STOCK
Advertising — 2.1%
Aquantive, Inc.(a) (b)	74,780	$1,760,321
Marchex, Inc. Cl. B(a) (b)	26,480	569,320
Valueclick, Inc.(a) (b)	36,948	625,160
Ventiv Health, Inc.(a) (b)	100	3,322
		2,958,123
Apparel, Textiles & Shoes — 2.2%
Aeropostale, Inc.(a)	23,740	715,998
Christopher & Banks Corp.	13,090	303,819
Crocs, Inc.(a) (b)	4,210	105,881
Iconix Brand Group, Inc.(a)	38,460	559,593
Steven Madden Ltd.	17,080	606,340
Volcom, Inc.(a) (b)	24,250	861,602
		3,153,233
Banking, Savings & Loans — 2.9%
Euronet Worldwide, Inc.(a) (b)	37,635	1,423,732
PrivateBancorp, Inc.(b)	37,101	1,539,320
SVB Financial Group(a) (b)	23,140	1,227,577
		4,190,629
Beverages — 0.5%
Peet’s Coffee & Tea, Inc.(a) (b)	24,410	732,300
Building Materials & Construction — 0.4%
Merge Technologies, Inc.(a) (b)	39,170	625,545
Commercial Services — 11.3%
Akamai Technologies, Inc.(a) (b)	30,940	1,017,617
AMN Healthcare Services, Inc.(a)	77,770	1,455,854
Ctrip.com International Ltd. ADR (China)	20,800	1,720,160
eResearch Technology, Inc.(a) (b)	105,430	1,517,138
FTI Consulting, Inc.(a)	49,940	1,424,788
Global Payments, Inc.	18,340	972,203
Heartland Payment Systems, Inc.(a)	5,600	138,712
Huron Consulting Group, Inc.(a)	35,032	1,061,119
Keryx Biopharmaceuticals(a)	77,680	1,484,465
Lifecell Corp.(a)	71,200	1,605,560
Portfolio Recovery Associates, Inc.(a) (b)	27,950	1,308,898
Sotheby’s Holdings, Inc. Cl. A(a)	38,140	1,107,586
Universal Technical Institute, Inc.(a)	27,580	830,158
VistaPrint Ltd.(a)	21,170	631,924
		16,276,182

1

Communications — 2.5%
AudioCodes Ltd.(a) (b)	88,720	$1,226,110
Ciena Corp.(a) (b)	227,840	1,187,046
Openwave Systems, Inc.(a) (b)	52,560	1,134,245
		3,547,401
Computer & Other Data Processing Service — 0.2%
Health Grades, Inc.(a)	47,120	251,145
Computer Integrated Systems Design — 1.3%
Eclipsys Corp.(a) (b)	40,520	956,677
Optimal Robotics Corp. Cl. A(a)	30,960	449,849
TALX Corp.	15,380	438,022
		1,844,548
Computer Programming Services — 0.3%
WiderThan Co. Ltd. ADR (South Korea)(a)	30,480	402,946
Computer Related Services — 2.7%
CNET Networks, Inc.(a)	44,690	635,045
LivePerson, Inc.(a)	34,100	246,884
Neoware, Inc.(a) (b)	34,710	1,028,110
NetFlix, Inc.(a) (b)	16,250	471,087
RSA Security, Inc.(a)	86,490	1,551,631
		3,932,757
Computers & Information — 2.3%
M-Systems Flash Disk Pioneers Ltd.(a) (b)	72,390	1,872,005
Redback Networks, Inc.(a) (b)	67,970	1,474,269
		3,346,274
Data Processing & Preparation — 2.1%
Factset Research Systems, Inc.	23,440	1,039,564
Linktone Ltd. ADR (China)(a)	71,800	470,290
Tom Online, Inc. ADR (China)(a)	29,600	753,024
The TriZetto Group, Inc.(a)	43,610	767,100
		3,029,978
Electrical Equipment & Electronics — 9.4%
Advanced Analogic Technologies, Inc.(a)	42,690	486,666
American Science & Engineering, Inc.(a) (b)	10,160	948,944
Atheros Communications, Inc.(a)	47,430	1,242,192
FormFactor, Inc.(a)	32,540	1,279,473
Hittite Microwave Corp.(a) (b)	19,050	642,175
Itron, Inc.(a)	11,300	676,305
Ixia(a)	43,792	624,474
Lattice Semiconductor Corp.(a)	75,500	502,830
Lo-Jack Corp.(a)	31,340	751,533
Netlogic Microsystems, Inc.(a) (b)	34,620	1,426,690
O2Micro International Ltd. ADR (Cayman Islands)(a)	150,640	1,601,303
Photon Dynamics, Inc.(a)	28,390	532,312
Silicon Motion Technology Corp. ADR (Taiwan)(a)	27,900	338,427

2

SiRF Technology Holdings, Inc.(a)	26,930	$953,591
Trident Microsystems, Inc.(a)	27,190	790,141
Virage Logic Corp.(a)	67,420	727,462
		13,524,518
Energy — 1.9%
Atwood Oceanics, Inc.(a)	7,330	740,403
TETRA Technologies, Inc.(a)	18,140	853,306
Unit Corp.(a)	19,830	1,105,523
		2,699,232
Financial Services — 5.6%
Affiliated Managers Group, Inc.(a) (b)	15,630	1,666,314
Boston Private Financial Holdings, Inc.	37,400	1,263,746
GFI Group, Inc.(a)	19,040	988,366
IntercontinentalExchange, Inc.(a) (b)	7,780	537,209
Investment Technology Group, Inc.(a)	27,330	1,361,034
Lazard Ltd. Cl. A(b)	25,620	1,133,685
optionsXpress Holdings, Inc.	41,250	1,199,550
		8,149,904
Foods — 1.0%
United Natural Foods, Inc.(a) (b)	40,850	1,428,525
Healthcare — 4.7%
Allscripts Healthcare Solutions, Inc.(a) (b)	36,020	659,526
Five Star Quality Care, Inc.(a)	36,280	395,089
Healthways, Inc.(a) (b)	19,720	1,004,537
Hythiam, Inc.(a) (b)	44,930	412,907
LCA-Vision, Inc.(b)	24,890	1,247,238
Matria Healthcare, Inc.(a)	21,505	816,330
Radiation Therapy Services, Inc.(a)	48,260	1,231,113
United Surgical Partners International, Inc.(a)	28,665	1,015,028
		6,781,768
Heavy Machinery — 3.2%
Dril-Quip, Inc.(a)	34,740	2,461,329
Hydril(a)	28,530	2,223,914
		4,685,243
Home Construction, Furnishings & Appliances — 1.0%
Select Comfort Corp.(a) (b)	36,550	1,445,553
Information Retrieval Services — 1.1%
Digital River, Inc.(a) (b)	37,150	1,620,112
Insurance — 1.5%
Centene Corp.(a)	42,700	1,245,559
The Navigators Group, Inc.(a)	17,300	858,080
		2,103,639
Internet Software — 1.1%
WebEx Communications, Inc.(a) (b)	48,836	1,644,308
Lodging — 0.4%
Four Seasons Hotels, Inc.(b)	12,220	619,554

3

Machinery & Components — 1.2%
Gardner Denver, Inc.(a)	8,960	$584,192
Ultratech, Inc.(a)	45,290	1,108,699
		1,692,891
Medical Supplies — 10.1%
Altus Pharmaceuticals, Inc.(a)	35,060	768,866
Armor Holdings, Inc.(a) (b)	24,440	1,424,608
I-Flow Corp.(a) (b)	71,240	948,917
Illumina, Inc.(a)	50,680	1,203,650
Immucor, Inc.(a)	49,400	1,417,286
Intralase Corp.(a) (b)	35,010	812,232
Intuitive Surgical, Inc.(a)	9,150	1,079,700
Kyphon, Inc.(a) (b)	51,320	1,909,104
NuVasive, Inc.(a)	63,980	1,206,023
PolyMedica Industries, Inc.(b)	27,980	1,185,233
SonoSite, Inc.(a)	17,950	729,488
Viasys Healthcare, Inc.(a)	3,680	110,694
Vital Images, Inc.(a)	52,730	1,797,038
		14,592,839
Pharmaceuticals — 4.7%
Adams Respiratory Therapeutics Inc.(a)	17,740	705,520
Adeza Biomedical Corp.(a)	42,000	887,460
Adolor Corp.(a)	47,210	1,123,598
Arena Pharmaceuticals, Inc.(a)	36,610	663,007
DOV Pharmaceutical, Inc.(a) (b)	89,110	1,423,978
First Horizon Pharmaceutical Corp.(a) (b)	31,770	800,922
Myriad Genetics, Inc.(a)	18,490	482,404
Solexa, Inc.(a) (b)	75,280	751,294
		6,838,183
Prepackaged Software — 7.3%
Altiris, Inc.(a)	40,350	888,104
Informatica Corp.(a)	104,360	1,622,798
Kenexa Corp.(a)	35,030	1,077,173
MicroStrategy, Inc. Cl. A(a)	9,700	1,021,313
Quest Software, Inc.(a)	68,070	1,136,769
Retalix Ltd.(a) (b)	17,650	436,308
RightNow Technologies, Inc.(a) (b)	47,340	751,286
THQ, Inc.(a)	33,000	854,370
Ultimate Software Group, Inc.(a)	43,970	1,136,625
Witness Systems, Inc.(a) (b)	61,770	1,568,958
		10,493,704
Restaurants — 1.0%
California Pizza Kitchen, Inc.(a)	42,638	1,383,603
Retail — 3.7%
Coldwater Creek, Inc.(a)	52,400	1,456,720
GSI Commerce, Inc.(a) (b)	66,533	1,131,061

4

Hibbett Sporting Goods, Inc.(a)	42,173	$1,391,287
Zumiez, Inc.(a) (b)	23,310	1,424,241
		5,403,309
Telecommunications — 0.7%
Time Warner Telecom, Inc. Cl. A(a)	58,890	1,057,076
Telephone Utilities — 3.4%
China GrenTech Corp., Ltd. ADR (China)(a)	3,980	68,058
Equinix, Inc.(a) (b)	39,730	2,551,461
j2 Global Communications, Inc.(a) (b)	33,176	1,559,272
NeuStar, Inc. Cl. A(a) (b)	18,810	583,110
Orckit Communications Ltd.(a)	4,600	101,108
		4,863,009
Transportation — 1.8%
American Commercial Lines, Inc.(a)	31,640	1,493,408
Hornbeck Offshore Services, Inc.(a)	31,680	1,142,698
		2,636,106
TOTAL EQUITIES (Cost $117,452,334)		137,954,137

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 35.6%
Cash Equivalents — 29.5%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$1,245,542	$1,245,542
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	830,361	830,361
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	581,253	581,253
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	830,361	830,361
Bank of America 4.770%	05/16/2006	638,924	638,924
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	830,361	830,361
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	1,245,542	1,245,542
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	498,217	498,217
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	1,411,614	1,411,614
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	498,217	498,217
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	1,909,831	1,909,831
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	1,245,542	1,245,542

5

Calyon Eurodollar Time Deposit 4.750%	04/12/2006	$830,361	$830,361
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	1,245,542	1,245,542
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	830,361	830,361
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	429,041	429,041
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	830,361	830,361
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,162,506	1,162,506
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	332,144	332,144
Freddie Mac Discount Note 4.711%	05/03/2006	294,849	294,849
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	1,647,741	1,647,741
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	830,361	830,361
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,245,542	1,245,542
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	1,037,952	1,037,952
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	548,038	548,038
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,162,506	1,162,506
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	1,660,722	1,660,722
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	1,079,470	1,079,470
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	1,245,542	1,245,542
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	581,253	581,253
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	830,361	830,361
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	415,181	415,181
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	1,660,722	1,660,722
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	581,253	581,253
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	2,541,150	2,541,150
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,162,506	1,162,506

6

Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	$1,660,722	$1,660,722
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	1,660,722	1,660,722
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	1,245,542	1,245,542
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	830,361	830,361
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	1,245,542	1,245,542
			42,594,119
Repurchase Agreements — 6.1%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		8,814,659	8,814,659
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			51,408,778
TOTAL INVESTMENTS — 131.2% (Cost $168,861,112)(e)			$189,362,915
Other Assets/(Liabilities) — (31.2%)			(45,047,361)
NET ASSETS — 100.0%			$144,315,554

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $8,817,047. Collateralized by a U.S. Government Agency obligation with a rate of 7.250%, maturity date of 02/25/2029, and an aggregate market value, including accrued interest, of $9,255,392.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Overseas Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.2%
COMMON STOCK
Advertising — 1.4%
Publicis Groupe(a)	266,000	$10,350,740
WPP Group PLC	274,100	3,282,254
		13,632,994
Apparel, Textiles & Shoes — 1.1%
Giordano International Ltd.	8,813,000	4,877,423
Next PLC	211,650	6,042,421
		10,919,844
Automotive & Parts — 5.8%
Bayerische Motoren Werke AG	332,000	18,254,501
Bridgestone Corp.	284,000	5,929,052
Compagnie Generale des Etablissements Michelin Cl. B	42,000	2,633,284
DaimlerChrysler AG Registered	198,000	11,353,524
Honda Motor Co. Ltd.	146,500	9,077,151
Toyota Motor Corp.	188,600	10,279,411
		57,526,923
Banking, Savings & Loans — 14.2%
Australia & New Zealand Banking Group Ltd.	483,300	9,123,804
Banco Bilbao Vizcaya Argentaria SA	457,973	9,529,825
Banco Popolare di Verona e Novara Scrl(a)	185,900	4,907,451
Bangkok Bank PCL	870,190	2,601,195
Bank Central Asia Tbk PT	6,175,500	2,846,269
Bank of Ireland	801,500	14,855,685
BNP Paribas SA(a)	67,800	6,288,030
Chinatrust Financial Holding Co.	16,691,506	11,838,016
Credit Agricole SA	239,604	9,297,097
Credit Suisse Group(a)	210,200	11,779,544
Erste Bank der oesterreichischen Sparkassen AG	67,913	4,001,772
Julius Baer Holding AG	65,338	5,891,324
Kookmin Bank	94,000	8,069,429
Lloyds TSB Group PLC	962,000	9,221,678
OTP Bank Rt, GDR	64,687	4,482,777
Powszechna Kasa Oszczednosci Bank Polski SA	192,070	2,047,150
Shinsei Bank Ltd.	903,000	6,327,234
Svenska Handelsbanken AB Cl. A	106,200	2,954,747
UniCredito Italiano SpA	1,063,429	7,663,744
United Overseas Bank Ltd.	685,000	6,601,113
		140,327,884

1

Beverages — 4.4%
Diageo PLC	1,364,957	$21,494,154
Heineken Holding NV Cl. A	196,250	6,744,830
Heineken NV	32,250	1,220,349
Lotte Chilsung Beverage Co. Ltd.	5,830	6,480,033
Pernod-Ricard SA	39,080	7,482,949
		43,422,315
Broadcasting, Publishing & Printing — 5.5%
British Sky Broadcasting Group PLC	1,667,000	15,606,758
Gestevision Telecinco SA(a)	73,000	1,816,679
Grupo Televisa SA Sponsored ADR (Mexico)	244,040	4,856,396
Johnston Press PLC	888,000	7,479,902
Societe Television Francaise 1(a)	181,352	5,491,564
Trinity Mirror PLC	1,053,000	10,395,776
Vivendi Universal SA	199,400	6,820,748
Yell Group PLC	181,168	1,713,619
		54,181,442
Chemicals — 6.0%
Air Liquide SA	59,169	12,309,424
Akzo Nobel, Inc.(a)	231,000	12,242,830
Bayer AG	84,800	3,385,451
Givaudan SA Registered	11,900	9,142,994
Kaneka Corp.	264,000	3,167,625
Lonza Group AG Registered(a)	125,500	8,598,598
Nitto Denko Corp.	48,700	4,138,030
Syngenta AG(b)	45,000	6,322,231
		59,307,183
Commercial Services — 1.8%
Adecco SA	217,000	12,109,384
Michael Page International PLC	980,800	5,805,191
		17,914,575
Communications — 3.5%
SK Telecom Co. Ltd.	69,830	13,820,607
SK Telecom Co., Ltd. ADR (South Korea)(a)	72,500	1,710,275
Telefonaktiebolaget LM Ericsson Cl. B(a)	1,217,680	4,620,148
Vodafone Group PLC	6,790,000	14,189,205
		34,340,235
Computer Related Services — 0.5%
Meitec Corp.	148,700	4,896,680
Computers & Information — 0.9%
Canon, Inc.	132,400	8,751,938
Consumer Services — 1.7%
Hilton Group PLC(a)	1,938,193	13,097,986
Veolia Environment	60,646	3,363,341
		16,461,327

2

Cosmetics & Personal Care — 2.8%
L’Oreal SA(a)	49,600	$4,359,731
Reckitt Benckiser PLC	457,038	16,085,415
Uni-Charm Corp.	155,000	7,613,562
		28,058,708
Electric Utilities — 0.9%
E.ON AG(a)	53,660	5,892,130
Iberdrola SA	96,343	3,102,093
		8,994,223
Electrical Equipment & Electronics — 4.5%
Koninklijke Philips Electronics NV(a)	168,000	5,662,109
Omron Corp.	97,500	2,802,387
Ricoh Co. Ltd.(a)	351,000	6,865,629
Samsung Electronics Co. Ltd.	22,258	14,392,943
Schneider Electric SA	139,124	15,002,250
		44,725,318
Electronics — 0.8%
Rohm Co. Ltd.	72,500	7,628,553
Energy — 3.0%
BG Group PLC	398,568	4,971,574
BP PLC	410,000	4,708,845
CNOOC Ltd.	10,297,000	8,033,515
Total SA	44,980	11,848,271
		29,562,205
Entertainment & Leisure — 0.9%
William Hill PLC	853,166	8,885,981
Financial Services — 3.2%
Daiwa Securities Group, Inc.	794,000	10,666,056
Deutsche Boerse AG	27,600	3,974,534
ORIX Corp.	11,360	3,523,543
UBS AG Registered	120,971	13,243,890
		31,408,023
Foods — 4.7%
Cadbury Schweppes PLC	894,000	8,898,670
Groupe Danone	19,525	2,385,663
Nestle SA	89,457	26,545,811
Tesco PLC	1,578,317	9,041,423
		46,871,567
Heavy Machinery — 0.4%
Atlas Copco AB Cl. A(a)	131,940	3,704,809
Household Products — 1.5%
Henkel KGaA(a)	98,100	10,541,451
Kao Corp.	175,000	4,606,096
		15,147,547
Industrial - Diversified — 0.2%
Enodis PLC	777,300	2,020,123

3

Industrial Services — 1.0%
Asahi Glass Co. Ltd.(a)	658,000	$9,843,779
Insurance — 3.6%
Assicurazioni Generali SpA	181,320	6,820,127
AXA SA	364,517	12,738,987
Hannover Rueckversicherungs AG(a)	106,000	3,929,186
QBE Insurance Group Ltd.	364,363	5,678,590
Swiss Reinsurance(a)	91,600	6,393,118
		35,560,008
Manufacturing — 0.4%
Sandvik AB	60,040	3,554,525
Medical Supplies — 0.8%
Orbotech Ltd.(b)	39,100	963,033
Smith & Nephew PLC	557,278	4,936,272
Synthes, Inc.(a)	16,773	1,834,256
		7,733,561
Metals & Mining — 0.2%
Cia Vale do Rio Doce ADR (Brazil)	48,400	2,348,852
Miscellaneous — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	92,886	9,086,412
Oil & Gas — 0.3%
Tokyo Gas Co. Ltd.(a)	622,000	2,724,242
Pharmaceuticals — 9.3%
AstraZeneca PLC	116,055	5,839,992
GlaxoSmithKline PLC	1,042,570	27,226,874
Novartis AG	218,000	12,119,417
Roche Holding AG	90,942	13,535,646
Sanofi-Aventis	155,123	14,749,340
Schering AG(a)	70,531	7,330,957
Takeda Pharmaceutical Co. Ltd.(a)	196,900	11,225,289
		92,027,515
Prepackaged Software — 0.4%
Check Point Software Technologies Ltd.(b)	192,250	3,848,845
Real Estate — 0.0%
United Overseas Land Ltd.	56,100	100,094
Retail — 3.8%
Esprit Holdings Ltd.	579,500	4,509,541
Li & Fung Ltd.	1,424,000	3,200,696
Metro AG	123,000	6,285,837
Signet Group PLC	6,790,000	12,919,302
The Swatch Group AG Cl. B	64,300	10,792,860
		37,708,236
Telecommunications — 1.6%
NTT DoCoMo, Inc.	10,770	15,917,765

4

Telephone Utilities — 1.5%
Fastweb(a) (b)	56,451	$2,872,139
Hutchison Telecommunications International Ltd.(b)	3,737,000	6,377,145
Singapore Telecommunications Ltd.	3,289,000	5,378,326
		14,627,610
Tobacco — 0.6%
KT&G Corp.	100,800	5,690,559
Toys, Games — 0.7%
Nintendo Co. Ltd.(a)	47,400	7,094,604
Transportation — 1.4%
Associated British Ports Holdings PLC	782,200	9,826,489
Canadian National Railway Co.(a)	87,560	3,964,717
		13,791,206
TOTAL EQUITIES (Cost $779,947,232)		950,348,210

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 16.7%
Cash Equivalents — 13.6%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$3,918,575	$3,918,575
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	2,612,383	2,612,383
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	1,828,669	1,828,669
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	2,612,383	2,612,383
Bank of America 4.770%	05/16/2006	2,010,105	2,010,105
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	2,612,383	2,612,383
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	3,918,575	3,918,575
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	1,567,430	1,567,430
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	4,441,051	4,441,051
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	1,567,430	1,567,430
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	6,008,481	6,008,481
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	3,918,575	3,918,575
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	2,612,383	2,612,383

5

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	$3,918,575	$3,918,575
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	2,612,383	2,612,383
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	1,349,799	1,349,799
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	2,612,383	2,612,383
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	3,657,336	3,657,336
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	1,044,955	1,044,955
Freddie Mac Discount Note 4.711%	05/03/2006	927,619	927,619
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	5,183,926	5,183,926
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	2,612,383	2,612,383
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	3,918,575	3,918,575
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	3,265,479	3,265,479
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	1,724,173	1,724,173
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	3,657,337	3,657,337
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	5,224,766	5,224,766
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	3,396,098	3,396,098
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	3,918,575	3,918,575
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	1,828,669	1,828,669
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	2,612,383	2,612,383
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	1,306,191	1,306,191
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	5,224,767	5,224,767
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	1,828,669	1,828,669
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	7,994,664	7,994,664
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	3,657,336	3,657,336
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	5,224,766	5,224,766

6

UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	$5,224,766	$5,224,766
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	3,918,575	3,918,575
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	2,612,383	2,612,383
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	3,918,575	3,918,575
			134,004,529
Repurchase Agreements — 3.1%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.25%, due 04/03/2006(d)		30,616,649	30,616,649
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			164,621,178
TOTAL INVESTMENTS — 112.9% (Cost $944,568,410)(e)			$1,114,969,388
Other Assets/(Liabilities) — (12.9%)			(127,199,362)
NET ASSETS — 100.0%			$987,770,026

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $30,624,941. Collateralized by a U.S. Government Agency obligation with a rate of 5.418%, maturity date of 08/25/2033, and an aggregate market value, including accrued interest, of $32,147,482.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Destination Retirement Income Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	4,420,778	$46,904,455
MassMutual Premier Diversified Bond Fund, Class S	4,488,465	46,904,455
MassMutual Premier Inflation Protected Bond Fund, Class S	4,960,948	49,510,258
MassMutual Premier Money Market Fund, Class S	13,029,015	13,029,016
MassMutual Premier Short-Duration Bond Fund, Class S	3,889,258	39,087,046
MassMutual Premier Small Company Opportunities Fund, Class S	883,322	15,652,469
MassMutual Select Growth Equity Fund, Class S	2,187,137	18,131,366
MassMutual Select Large Cap Value Fund, Class S	1,559,032	18,178,318
MassMutual Select Overseas Fund, Class S	1,074,116	13,018,284
		260,415,667
TOTAL MUTUAL FUNDS (Cost $261,155,598)		260,415,667
TOTAL INVESTMENTS — 100.0%(a)
Other Assets/(Liabilities) — 0.0%		(74,160)
NET ASSETS — 100.0%		$260,341,507

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2010 Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	1,809,888	$19,202,915
MassMutual Premier Diversified Bond Fund, Class S	1,837,599	19,202,915
MassMutual Premier Inflation Protected Bond Fund, Class S	1,924,140	19,202,915
MassMutual Premier Money Market Fund, Class S	6,400,971	6,400,971
MassMutual Premier Short-Duration Bond Fund, Class S	1,401,208	14,082,137
MassMutual Premier Small Company Opportunities Fund, Class S	433,964	7,689,837
MassMutual Select Fundamental Value Fund, Class S	537,898	6,384,850
MassMutual Select Growth Equity Fund, Class S	1,688,515	13,997,792
MassMutual Select Large Cap Value Fund, Class S	656,512	7,654,930
MassMutual Select Mid Cap Growth Equity II Fund, Class S	330,799	5,124,082
MassMutual Select Overseas Fund, Class S	738,777	8,953,979
		127,897,323
TOTAL MUTUAL FUNDS (Cost $127,780,748)		127,897,323
TOTAL INVESTMENTS — 100.0%(a)
Other Assets/(Liabilities) — 0.0%		(49,412)
NET ASSETS — 100.0%		$127,847,911

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2020 Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	5,445,777	$57,779,699
MassMutual Premier Diversified Bond Fund, Class S	5,068,395	52,964,723
MassMutual Premier Inflation Protected Bond Fund, Class S	6,272,011	62,594,674
MassMutual Premier Short-Duration Bond Fund, Class S	2,874,612	28,889,849
MassMutual Premier Small Company Opportunities Fund, Class S	1,360,163	24,102,088
MassMutual Select Aggressive Growth Fund, Class S(a)	5,880,882	38,460,970
MassMutual Select Focused Value Fund, Class S	1,076,573	19,249,130
MassMutual Select Fundamental Value Fund, Class S	3,641,574	43,225,488
MassMutual Select Growth Equity Fund, Class S	5,196,005	43,074,881
MassMutual Select Large Cap Value Fund, Class S	3,703,822	43,186,569
MassMutual Select Mid Cap Growth Equity II Fund, Class S	1,555,225	24,090,432
MassMutual Select Overseas Fund, Class S	3,572,528	43,299,036
		480,917,539
TOTAL MUTUAL FUNDS (Cost $465,456,971)		480,917,539
TOTAL INVESTMENTS — 100.0%(b)
Other Assets/(Liabilities) — 0.0%		(155,667)
NET ASSETS — 100.0%		$480,761,872

Notes to Portfolio of Investments

(a)                        Non-income producing security.

(b)                       See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2030 Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	652,662	$6,924,745
MassMutual Premier Diversified Bond Fund, Class S	2,319,292	24,236,606
MassMutual Premier Inflation Protected Bond Fund, Class S	2,775,449	27,698,978
MassMutual Select Aggressive Growth Fund, Class S(a)	6,343,264	41,484,948
MassMutual Select Emerging Growth Fund, Class S(a)	2,568,541	17,389,021
MassMutual Select Focused Value Fund, Class S	967,683	17,302,171
MassMutual Select Fundamental Value Fund, Class S	3,782,411	44,897,213
MassMutual Select Growth Equity Fund, Class S	5,396,939	44,740,625
MassMutual Select Large Cap Value Fund, Class S	3,551,135	41,406,229
MassMutual Select Mid Cap Growth Equity II Fund, Class S	1,118,338	17,323,060
MassMutual Select Overseas Fund, Class S	3,710,700	44,973,682
MassMutual Select Small Company Value Fund, Class S	1,061,429	17,343,747
		345,721,025
TOTAL MUTUAL FUNDS (Cost $319,611,513)		345,721,025
TOTAL INVESTMENTS — 100.0%(b)
Other Assets/(Liabilities) — 0.0%		(115,909)
NET ASSETS — 100.0%		$345,605,116

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2040 Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Inflation Protected Bond Fund, Class S	213,635	$2,132,081
MassMutual Select Aggressive Growth Fund, Class S(a)	4,557,110	29,803,499
MassMutual Select Emerging Growth Fund, Class S(a)	1,898,008	12,849,517
MassMutual Select Focused Value Fund, Class S	715,063	12,785,327
MassMutual Select Fundamental Value Fund, Class S	2,687,487	31,900,473
MassMutual Select Growth Equity Fund, Class S	3,834,643	31,789,193
MassMutual Select Large Cap Value Fund, Class S	2,733,423	31,871,716
MassMutual Select Mid Cap Growth Equity II Fund, Class S	826,389	12,800,766
MassMutual Select Overseas Fund, Class S	2,636,536	31,954,816
MassMutual Select Small Company Value Fund, Class S	915,059	14,952,065
		212,839,453
TOTAL MUTUAL FUNDS (Cost $194,178,571)		212,839,453
TOTAL INVESTMENTS — 100.0%(b)
Other Assets/(Liabilities) — 0.0%		(62,043)
NET ASSETS — 100.0%		$212,777,410

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

Notes to Portfolio of Investments (Unaudited)

1.   The Fund

MassMutual Select Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”),  MassMutual Select Growth Equity Fund (“Growth Equity Fund”), MassMutual Select Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual Select OTC 100 Fund (“OTC 100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”),  MassMutual Select Small Cap Core Equity Fund (“Small Cap Core Equity Fund”), MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”),  MassMutual Select Emerging Growth Fund (“Emerging Growth Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”) and MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”).

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Strategic Bond Fund	$7,519,058	$7,728,932
Strategic Balanced Fund	16,997,305	17,630,042
Diversified Value Fund	17,473,395	18,139,109
Fundamental Value Fund	62,840,408	65,487,457
Value Equity Fund	10,712,574	11,123,685
Large Cap Value Fund	179,761,698	184,443,009
Indexed Equity Fund	94,640,369	98,357,989
Blue Chip Growth Fund	24,666,138	25,341,717
Large Cap Growth Fund	1,956,370	2,007,000
Growth Equity Fund	46,971,280	48,288,029
Aggressive Growth Fund	67,093,595	69,202,220
OTC 100 Fund	5,413,219	5,649,127
Focused Value Fund	43,963,238	45,823,492
Small Company Value Fund	104,474,214	108,565,675
Mid Cap Growth Equity Fund	31,449,537	32,518,227
Mid Cap Growth Equity II Fund	176,685,655	183,097,451
Small Cap Growth Equity Fund	164,517,474	171,213,266
Small Company Growth Fund	44,403,274	46,208,575
Emerging Growth Fund	40,851,421	42,594,119
Overseas Fund	127,171,580	134,004,529

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers. At March 31, 2006, the Funds listed below had securities on loan with pending sales:

Market Value of Pending Sales
Growth Equity	$554,077
Small Cap Growth Equity Fund	40,837

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of the obligations for the Strategic Bond Fund, Strategic Balanced Fund and Overseas Fund, under these forward currency contracts at March 31, 2006, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
SELLS
05/10/06	Australian Dollar	734,839	545,109	526,017	$19,092
05/10/06	Canadian Dollar	307,386	267,293	263,670	3,623
					$22,715
Strategic Balanced Fund
BUYS
05/10/06	Canadian Dollar	306,575	267,051	262,973	$(4,078)
SELLS
05/10/06	Australian Dollar	623,795	$455,994	$446,529	$9,465
05/10/06	Canadian Dollar	614,773	534,585	527,339	7,246
					$16,711
Overseas Fund
BUYS
04/03/06	Euro Dollar	402,396	$489,193	$487,280	$(1,913)
SELLS
04/03/06	Euro Dollar	928,534	$1,121,863	$1,124,405	$(2,542)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At March 31, 2006, the Funds had no open forward commitments, delayed delivery transactions or when issued securities.

Financial Futures Contracts

The Funds may purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Bond Fund, Strategic Balanced Fund, Indexed Equity Fund, Growth Equity Fund, OTC 100 Fund and Small Cap Value Equity Fund at March 31, 2006 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
18	90 Day Euro	03/17/08	$4,268,475	$(8,153)
15	90 Day Euro	06/19/06	3,554,813	(10,650)
3	90 Day Euro	12/18/06	710,588	(3,340)
191	90 Day Euro	09/18/06	42,235,963	(150,430)
20	U.S Long Bond	06/30/06	2,183,125	(31,413)
340	U.S. Treasury Note 5 Year	07/06/06	35,508,750	(121,310)
				$(325,296)
SELLS
41	U.S. Treasury Note 10 Year	06/30/06	4,362,016	$32,966
				$(292,330)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund
BUYS
12	90 Day Euro	03/17/08	$2,845,650	$(5,435)
5	90 Day Euro	06/19/06	1,184,938	(7,062)
45	90 Day Euro	09/18/06	10,657,688	(21,513)
3	90 Day Euro	12/18/06	710,588	(3,340)

96	U.S Treasury Note 5 Year	07/06/06	10,026,000	(41,574)
38	U.S. Long Bond	06/30/06	4,147,938	(80,753)
				$(159,677)
SELLS
27	U.S. Treasury Note 10 Year	06/30/06	2,872,547	$20,451
				$(139,226)
Indexed Equity Fund
BUYS
125	S&P 500 Index	06/17/06	$40,390,350	$412,775
Growth Equity Fund
BUYS
4	S&P 500 Index	06/17/06	$957,411	$(6,900)
OTC 100 Fund
BUYS
21	NASDAQ 100 Index	06/16/06	$722,400	$8,828
Small Cap Value Equity Fund
BUYS
3	Russell 2000 Index	06/16/06	$231,540	$563

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Strategic Bond Fund and Strategic Balanced Fund for open purchased option contracts as of March 31, 2006.

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Bond Fund and the Strategic Balanced Fund at March 31, 2006, is as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$27,500	09/18/06	Call—90 Day Euro Future	$3,845	$275
17,500	09/18/06	Call—90 Day Euro Future	1,365	1,354
247,500	09/18/06	Call—IMM Euro Future	21,855	12,375
67,500	09/18/06	Call—IMM Euro Future	4,402	1,350
32,500	06/19/06	Put—IMM Euro Future	6,072	31,037
12,000	05/26/06	Call—5 Year U.S. Treasury Note Future	3,503	750
3,000	05/26/06	Call—10 Year U.S. Treasury Note Future	1,532	188
48,000	05/26/06	Call—10 Year U.S. Treasury Note Future	23,916	750
26,000	05/26/06	Call—10 Year U.S. Treasury Note Future	10,683	406
47,000	05/26/06	Call—10 Year U.S. Treasury Note Future	16,296	8,813
14,000	05/26/06	Call—10 Year U.S. Treasury Note Future	8,133	6,344
15,000	08/25/06	Call—10 Year U.S. Treasury Note Future	8,550	2,578
15,000	08/25/06	Call—10 Year U.S. Treasury Note Future	6,050	4,922
17,000	08/25/06	Call—10 Year U.S. Treasury Note Future	10,009	9,563
12,000	12/26/06	Call—10 Year U.S. Treasury Note Future	7,815	188
7,000	05/26/06	Put—10 Year U.S. Treasury Note Future	2,590	7,438
8,000	05/26/06	Put—10 Year U.S. Treasury Note Future	3,585	4,500
10,000	05/26/06	Call—U.S. Treasury Bond Future	2,934	2,500
24,000	05/26/06	Call—U.S. Treasury Bond Future	20,802	375
61,000	05/26/06	Call—U.S. Treasury Bond Future	42,508	8,578
6,000	05/26/06	Call—U.S. Treasury Bond Future	2,267	469
10,000	05/26/06	Call—U.S. Treasury Bond Future	10,893	9,750
12,000	08/25/06	Call—U.S. Treasury Bond Future	12,784	7,125
39,000	05/26/06	Put—U.S. Treasury Bond Future	28,274	43,875
13,000	05/26/06	Put—U.S. Treasury Bond Future	10,076	21,531
			$270,739	$187,034

Transactions in options written during the year ended March 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2005	257	$153,125
Options written	557	272,223
Options terminated in closing purchase transactions	(256)	(154,609)
Options outstanding at March 31, 2006	558	$270,739

Strategic Balanced Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$27,500	09/18/06	Call—90 Day Euro Future	$3,845	$275
7,500	09/18/06	Call—90 Day Euro Future	585	581
127,500	09/18/06	Call—IMM Euro Future	11,158	6,375
17,500	09/18/06	Call—IMM Euro Future	1,040	350
6,000	05/26/06	Call—5 Year U.S. Treasury Note Future	1,751	375
1,000	05/26/06	Call—10 Year U.S. Treasury Note Future	511	63
33,000	05/26/06	Call—10 Year U.S. Treasury Note Future	17,694	516
15,000	05/26/06	Call—10 Year U.S. Treasury Note Future	6,144	234
8,000	12/26/06	Call—10 Year U.S. Treasury Note Future	5,210	125
26,000	05/26/06	Call—10 Year U.S. Treasury Note Future	9,292	4,875
6,000	05/26/06	Call—10 Year U.S. Treasury Note Future	3,486	2,719
5,000	05/26/06	Put—10 Year U.S. Treasury Note Future	2,241	2,813
3,000	05/26/06	Put—10 Year U.S. Treasury Note Future	1,110	3,188
10,000	08/25/06	Call—10 Year U.S. Treasury Note Future	5,700	1,719
7,000	08/25/06	Call—10 Year U.S. Treasury Note Future	2,903	2,297
8,000	08/25/06	Call—10 Year U.S. Treasury Note Future	4,741	4,000
1,000	05/26/06	Call—U.S. Treasury Bond Future	542	438
19,000	05/26/06	Call—U.S. Treasury Bond Future	15,843	297
5,000	05/26/06	Call—U.S. Treasury Bond Future	1,459	1,250
33,000	05/26/06	Call—U.S. Treasury Bond Future	22,679	4,641
4,000	05/26/06	Call—U.S. Treasury Bond Future	1,511	313
5,000	05/26/06	Call—U.S. Treasury Bond Future	4,866	4,060
20,000	05/26/06	Put—U.S. Treasury Bond Future	14,448	22,500
8,000	08/25/06	Call—U.S. Treasury Bond Future	8,520	4,750
7,000	05/26/06	Put—U.S. Treasury Bond Future	5,512	11,593
			$152,791	$80,347

Transactions in options written during the period ended March 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2005	233	$138,098
Options written	304	156,223
Options terminated in closing purchase transactions	(235)	(141,530)
Options outstanding at March 31, 2006	302	$152,791

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trustees.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Strategic Balanced Fund at March 31, 2006, is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
200,000	3/20/10	Agreement with Goldman Sachs dated 10/18/04 to receive 0.45% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG FIN.3 IBOXX Index.	$1,651
200,000	3/20/15	Agreement with Goldman Sachs dated 10/18/04 to receive 0.60% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG FIN.3 IBOXX Index.	4,492
400,000	12/20/09	Agreement with Deutsche Bank AG dated 11/01/04 to receive 0.215% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt, 6.00%, due 5/15/2011.	1,823
180,000	3/20/15	Agreement with Deutsche Bank AG dated 1/12/05 to receive 0.36% per year times the notional amount. The Fund makes payment only upon a default event of Apache Corp., 6.25%, due 4/15/12.	(538)
100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 3.51% per year times the notional amount. The Fund makes payment only upon a default event of General Motors, 8.375%, due 7/15/33.	(27,209)
100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Company Debt Obligation, 7.45%, due 7/16/31.	(23,386)
100,000	3/20/10	Agreement with Deutsche Bank AG dated 2/2/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co. Debt Obligation, 7.25%, due 11/15/13.	(2,247)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	(140)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M8.	852
45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	(76)

45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	$(52)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I, Series 2005-WMC1, Class B3.	180
45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	138
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	200
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	105
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	(53)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B2.	(59)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M8.	(173)
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	232
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	117
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	(145)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	821

45,000	1/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	$(54)
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	29
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	122
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	62
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	350
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	(150)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B3.	(45)
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	(294)
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	(168)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	234
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	(44)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	4

45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	$121
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	147
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	239
100,000	6/20/10	Agreement with Goldman Sachs dated 5/03/05 to receive 4.75% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company, 7.00%, due 10/01/13.	653
500,000	6/20/10	Agreement with Goldman Sachs dated 5/11/05 to receive 0.40% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG.4 IBOXX Index.	(748)
1,200,000	6/20/10	Agreement with Goldman Sachs dated 5/13/05 to receive 0.40% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG.4 IBOXX Index.	(1,795)
117,273	12/20/09	Agreement with Goldman Sachs dated 4/06/05 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3 B IBOXX Index.	6,913
60,000	9/20/10	Agreement with Deutsche Bank AG dated 7/27/05 to receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Company, 7.25%, due 11/15/13	454
Interest Rate Swaps
4,170,000 USD	1/10/08	Agreement with Deutsche Bank AG dated 1/06/05 to receive the notional amount multiplied by 3.754% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(107,277)
2,510,000 USD	6/17/10	Agreement with Deutsche Bank AG dated 6/15/05 to receive the notional amount multiplied by 4.313% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(91,663)
			$(236,377)

Foreign Securities

The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.   Federal Income Tax Information

At March 31, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Strategic Bond Fund	$195,017,575	$255,960	$(3,209,647)	$(2,953,687)
Strategic Balanced Fund	235,098,801	21,263,136	(5,649,557)	15,613,579
Diversified Value Fund	312,210,644	64,884,597	(8,508,186)	56,376,411
Fundamental Value Fund	961,617,970	192,564,675	(11,804,584)	180,760,091
Value Equity Fund	97,928,637	12,895,403	(1,099,623)	11,795,780
Large Cap Value Fund	1,324,932,743	355,380,743	(28,425,025)	326,955,718
Indexed Equity Fund	1,888,481,871	424,362,655	(191,581,258)	232,781,397
Core Opportunities Fund	9,525,638	5,548	(51,263)	(45,715)
Blue Chip Growth Fund	370,754,227	33,632,650	(8,984,782)	24,647,868
Large Cap Growth Fund	37,300,571	5,772,664	(502,721)	5,269,943
Growth Equity Fund	920,614,316	85,081,566	(29,156,942)	55,924,624
Aggressive Growth Fund	608,522,823	131,742,639	(25,443,826)	106,298,813
OTC 100 Fund	56,882,577	12,379,950	(3,201,466)	9,178,484
Focused Value Fund	783,348,999	156,182,824	(11,467,721)	144,715,103
Small Cap Value Equity Fund	19,737,621	51,533	(55,540)	(4,007)
Small Company Value Fund	669,543,202	176,867,032	(11,799,177)	165,067,855
Small Cap Core Equity Fund	9,989,462	48,235	(34,355)	13,880
Mid Cap Growth Equity Fund	193,801,747	52,829,199	(495,266)	52,333,933
Mid Cap Growth Equity II Fund	1,238,709,087	345,973,873	(22,287,735)	323,686,138
Small Cap Growth Equity Fund	691,343,033	181,215,229	(7,693,606)	173,521,623
Small Company Growth Fund	202,860,496	29,842,530	(6,649,786)	23,192,744
Emerging Growth Fund	168,861,112	23,146,382	(2,644,579)	20,501,803
Overseas Fund	944,568,410	176,545,863	(6,144,885)	170,400,978
Destination Retirement Income Fund	261,155,598	6,239,477	(6,979,408)	(739,931)
Destination Retirement 2010 Fund	127,780,748	2,941,873	(2,825,298)	116,575
Destination Retirement 2020 Fund	465,456,971	24,011,284	(8,550,716)	15,460,568
Destination Retirement 2030 Fund	319,611,513	28,545,062	(2,435,550)	26,109,512
Destination Retirement 2040 Fund	194,178,571	18,811,723	(150,841)	18,660,882

4.   Investment in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended March 31, 2006:

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement Income Fund
Core Bond Fund, Class S*	$45,547,414	$2,871,264	$1,207,541	$46,904,455	$—	$—
Diversified Bond Fund, Class S*	45,546,685	2,788,766	1,207,541	46,904,455	—	—
Growth Equity Fund, Class S	17,621,789	843,307	590,667	18,131,366	—	—
Inflation-Protected Bond Fund, Class S*	48,169,902	3,674,619	1,274,626	49,510,258	—	—
Large Cap Value Fund, Class S	17,667,341	889,427	845,090	18,178,318	—	—
Money Market Fund, Class S*	12,663,884	737,032	411,841	13,029,016	122,092	—
Overseas Fund, Class S	12,629,689	602,363	1,406,193	13,018,284	—	—
Short-Duration Bond Fund, Class S*	37,991,653	1,969,963	1,104,417	39,087,046	—	—
Small Company Opportunities Fund, Class S*	15,075,307	739,663	1,647,686	15,652,469	—	—
Totals	$252,913,664	$15,116,404	$9,695,602	$260,415,667	$122,092	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2010 Fund
Core Bond Fund, Class S*	$16,312,284	$3,306,663	$290,094	$19,202,915	$—	$—
Diversified Bond Fund, Class S*	16,312,023	3,273,455	290,094	19,202,915	—	—
Fundamental Value Fund, Class S	5,418,368	963,142	333,649	6,384,850	—	—
Growth Equity Fund, Class S	11,900,833	2,139,918	218,427	13,997,792	—	—
Inflation-Protected Bond Fund, Class S*	16,343,519	3,550,130	290,094	19,202,915	—	—
Large Cap Value Fund, Class S	6,508,140	1,183,408	218,670	7,654,930	—	—
Mid Cap Growth Equity II Fund, Class S	4,333,188	770,514	277,028	5,124,082	—	—
Money Market Fund, Class S*	5,442,509	1,051,646	110,134	6,400,971	53,920	—
Overseas Fund, Class S	7,598,942	1,348,399	753,500	8,953,979	—	—
Short-Duration Bond Fund, Class S*	11,973,520	2,247,811	215,508	14,082,137	—	—
Small Company Opportunities Fund, Class S*	6,478,866	1,174,017	646,052	7,689,837	—	—
Totals	$108,622,192	$21,009,103	$3,643,250	$127,897,323	$53,920	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	$34,201,822	$5,142,555	$246,540	$38,460,970	$—	$—
Core Bond Fund, Class S*	51,562,379	6,966,513	369,810	57,779,699	—	—
Diversified Bond Fund, Class S*	47,264,758	6,294,072	338,993	52,964,723	—	—
Focused Value Fund, Class S	17,103,860	1,817,013	459,959	19,249,130	—	—
Fundamental Value Fund, Class S	38,536,302	4,088,279	1,765,017	43,225,488	—	—
Growth Equity Fund, Class S	38,473,048	4,323,673	277,358	43,074,881	—	—
Inflation-Protected Bond Fund, Class S*	55,966,144	8,347,092	400,628	62,594,674	—	—
Large Cap Value Fund, Class S	38,572,429	4,298,259	731,580	43,186,569	—	—
Mid Cap Growth Equity II Fund, Class S	21,401,618	2,271,266	1,025,820	24,090,432	—	—
Overseas Fund, Class S	38,603,457	4,088,279	3,174,897	43,299,036	—	—
Short-Duration Bond Fund, Class S*	25,805,268	3,107,429	184,905	28,889,849	—	—
Small Company Opportunities Fund, Class S*	21,332,790	2,356,985	1,782,335	24,102,088	—	—
Totals	$428,823,875	$53,101,415	$10,757,842	$480,917,539	$—	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	$35,480,786	$6,922,015	$252,886	$41,484,948	$—	$—
Core Bond Fund, Class S*	5,943,403	1,068,691	42,148	6,924,745	—	—
Diversified Bond Fund, Class S*	20,801,577	3,699,102	147,517	24,236,606	—	—
Emerging Growth Fund, Class S	14,751,544	2,227,997	1,311,764	17,389,021	—	—
Focused Value Fund, Class S	14,786,212	2,078,398	252,383	17,302,171	—	—
Fundamental Value Fund, Class S	38,496,730	5,209,489	1,185,696	44,897,213	—	—
Growth Equity Fund, Class S	38,433,519	6,027,345	273,960	44,740,625	—	—
Inflation-Protected Bond Fund, Class S*	23,819,124	4,623,568	168,590	27,698,978	—	—
Large Cap Value Fund, Class S	35,568,767	5,303,830	442,547	41,406,229	—	—
Mid Cap Growth Equity II Fund, Class S	14,801,288	1,992,182	478,664	17,323,060	—	—
Overseas Fund, Class S	38,563,839	5,179,674	2,586,092	44,973,682	—	—
Small Company Value Fund, Class S	14,811,068	1,992,182	1,445,962	17,343,747	—	—
Totals	$296,257,857	$46,324,473	$8,588,209	$345,721,025	$—	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	$23,815,361	$6,755,528	$280,997	$29,803,499	$—	$—
Emerging Growth Fund, Class S	10,184,380	2,322,487	884,991	12,849,517	—	—
Focused Value Fund, Class S	10,208,346	2,263,074	174,342	12,785,327	—	—
Fundamental Value Fund, Class S	25,555,818	5,481,678	745,425	31,900,473	—	—
Growth Equity Fund, Class S	25,513,800	6,222,802	301,068	31,789,193	—	—
Inflation-Protected Bond Fund, Class S*	1,712,999	482,491	20,071	2,132,081	—	—
Large Cap Value Fund, Class S	25,579,816	5,925,942	341,066	31,871,716	—	—
Mid Cap Growth Equity II Fund, Class S	10,218,769	2,142,445	276,585	12,800,766	—	—
Overseas Fund, Class S	25,600,427	5,354,911	1,605,130	31,954,816	—	—
Small Company Value Fund, Class S	11,929,785	2,498,958	1,128,360	14,952,065	—	—
Totals	$170,319,501	$39,450,316	$5,758,035	$212,839,453	$—	$—

*                    MassMutual Premier Funds

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds
By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	5/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	5/24/06
By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	5/24/06